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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-09913
AIM Counselor Series Trust (Invesco Counselor Series Trust)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Invesco California Tax-Free Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	amount
	Rate	Date	(000)	Value

Municipal Obligations—103.48%

California—98.21%

Adelanto (City of) Public Utility Authority (Utility System);
Series 2009 A, Ref. RB	6.75%	07/01/39	$1,500	$1,470,300

Airport Commission (San Francisco International Airport, Issue 27B);
Second Series 2001, Ref. RB (INS-NATL) (a)	5.13%	05/01/26	5,000	5,002,600

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding);
Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/25	750	781,005

Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/26	1,325	1,370,659

Alhambra (City of) (Atherton Baptist Homes);
Series 2010 A, RB	7.63%	01/01/40	1,575	1,611,304

Alvord Unified School District (Election of 2007);
Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/28	1,590	1,610,431

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements);
Series 1997 C, Sub. Lease RB (INS-AGM) (a)	6.00%	09/01/16	4,000	4,499,440

Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities);
Series 2011 A, RB	5.38%	10/01/36	2,500	2,584,700

Antelope Valley Healthcare District;
Series 1997 A, Ref. RB (INS-AGM) (a)	5.20%	01/01/20	7,000	7,004,270

Bay Area Toll Authority;
Series 2008 F-1, Toll Bridge RB	5.00%	04/01/39	2,500	2,510,600

Series 2009 F-1, Toll Bridge RB (b)	5.25%	04/01/26	4,685	5,129,653

Series 2009 F-1, Toll Bridge RB (b)	5.25%	04/01/29	5,205	5,546,604

Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/26	1,465	635,810

Series 2009, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/32	3,045	851,778

California (State of) Department of Water Resources (Central Valley);
Series 2003 Y, Water System RB (INS-NATL) (a)	5.00%	12/01/25	10,000	10,591,400

California (State of) Educational Facilities Authority (California College of the Arts);
Series 2005, RB	5.00%	06/01/35	2,000	1,580,920

California (State of) Educational Facilities Authority (Pitzer College);
Series 2005 A, RB	5.00%	04/01/35	2,000	1,829,520

Series 2009, RB	6.00%	04/01/40	2,000	2,066,940

California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles);
Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	1,250	1,163,837

California (State of) Health Facilities Financing Authority (Kaiser Foundation Hospitals);
Series 2006 A, RB	5.25%	04/01/39	2,000	1,867,060

California (State of) Health Facilities Financing Authority (Scripps Health);
Series 2010 A, RB	5.00%	11/15/36	3,500	3,185,980

California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2011 B, RB	5.50%	08/15/26	1,000	1,042,440

California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II);
Series 2006 B, RB (INS-NATL) (a)	5.00%	05/01/31	2,000	1,705,160

California (State of) Infrastructure & Economic Development Bank (Kaiser Hospital Assistance I-LLC);
Series 2001 A, RB	5.55%	08/01/31	5,000	5,006,650

California (State of) Municipal Finance Authority (American Heritage Education Foundation);
Series 2006 A, Education RB	5.25%	06/01/26	1,000	851,470

California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group);
Series 2007, COP	5.00%	02/01/20	2,055	2,023,661

California (State of) Municipal Finance Authority (Eisenhower Medical Center);
Series 2010 A, RB	5.50%	07/01/30	500	470,170

Series 2010 A, RB	5.75%	07/01/40	1,500	1,390,515

California (State of) Municipal Finance Authority (University of La Verne);
Series 2010 A, RB	6.13%	06/01/30	1,000	1,005,840

See accompanying notes which are an integral part of this schedule.
                     Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	amount
	Rate	Date	(000)	Value

California—(continued)

California (State of) Pollution Control Financing Authority (Waste Management, Inc.);
Series 2002 A, Ref. Solid Waste Disposal RB (d)	5.00%	01/01/22	$2,000	$2,032,080

California (State of) Statewide Communities Development Authority (Adventist Health System/West);
Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	4,748,650

Series 2005 A, Health Facility RB	5.00%	03/01/35	1,025	938,388

California (State of) Statewide Communities Development Authority (American Baptist Homes of the West);
Series 2010, RB	6.25%	10/01/39	1,500	1,474,425

California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.40%	11/01/27	1,785	1,596,807

California (State of) Statewide Communities Development Authority (Cedars Sinai Medical Center);
Series 1992, Hospital Revenue COP	6.50%	08/01/12	570	585,020

California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group);
Series 2010, RB	5.25%	11/01/30	1,675	1,668,869

California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	5,000	5,365,750

Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	1,750	1,887,007

Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	1,250	1,333,850

Series 2010, Various Purpose Unlimited Tax GO Bonds	5.25%	11/01/40	3,000	3,000,960

California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2006 A, Tobacco Settlement Asset-Backed RB	5.45%	06/01/28	5,000	4,036,550

Chino Basin Regional Financing Authority (Inland Empire Utilities Agency);
Series 2008 A, RB (INS-AMBAC) (a)	5.00%	11/01/33	725	729,118

Clovis Unified School District (Election of 2004);
Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(c)	0.00%	08/01/29	735	237,346

Community Development Commission (National City Redevelopment);
Series 2011, Tax Allocation RB	7.00%	08/01/32	1,500	1,557,240

Corona-Norco Unified School District (Election of 2006);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(c)	0.00%	08/01/24	1,000	472,370

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(c)	0.00%	08/01/25	1,000	433,270

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(c)	0.00%	08/01/26	1,525	613,035

Duarte (City of) (City of Hope National Medical Center);
Series 1999 A, COP	5.25%	04/01/19	2,500	2,506,100

Eden (Township of) Healthcare District (Eden Hospital Health Services Corp.);
Series 2010, COP	6.13%	06/01/34	1,000	978,890

El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/33	4,430	1,034,582

Fontana (City of) Public Financing Authority (North Fontana Redevelopment);
Series 2003 A, Tax Allocation RB (INS-AMBAC) (a)	5.38%	09/01/25	1,500	1,400,670

Foothill/Eastern Transportation Corridor Agency;
Series 1999, Ref. Toll Road RB (INS-NATL) (a)	5.13%	01/15/19	4,000	3,835,280

Gilroy Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(c)	0.00%	08/01/29	5,350	1,661,977

Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(c)	0.00%	08/01/31	3,650	979,587

Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	1,000	622,030

Grossmont Union High School District (Election of 2004);
Series 2006, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(c)	0.00%	08/01/24	6,750	3,139,965

Independent Cities Lease Finance Authority (San Juan Mobile Estates);
Series 2006 A, Mobile Home Park RB	5.13%	05/15/41	2,000	1,573,740

Indio Redevelopment Agency (Merged Project Area);
Series 2008 A, Sub. Tax Allocation RB	5.25%	08/15/27	780	669,825

Series 2008 A, Sub. Tax Allocation RB	5.25%	08/15/28	470	399,260

Irvine Unified School District (Community Facilities District No. 06-1, Portola Springs);
Series 2010, Special Tax RB	6.70%	09/01/35	1,000	1,044,690

Kern County Water Agency (Improvement District No. 4);
Series 2008 A, COP (INS-AGC) (a)	5.00%	05/01/28	1,700	1,736,295

Long Beach (City of) Financing Authority;
Series 1992, RB (INS-AMBAC) (a)	6.00%	11/01/17	20,000	21,381,600
See accompanying notes which are an integral part of this schedule.
                     Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	amount
	Rate	Date	(000)	Value

California—(continued)

Long Beach (City of);
Series 2010 A, Sr. Airport RB	5.00%	06/01/40	$2,000	$1,819,600

Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, RB	5.00%	05/15/35	1,500	1,513,440

Series 2010 B, Sub. RB	5.00%	05/15/40	1,000	987,160

Los Angeles (City of) Department of Water & Power;
Series 2001 A, Water System RB	5.13%	07/01/41	3,000	3,000,570

Series 2001 A-1, Power System RB (INS-AGM) (a)	5.25%	07/01/22	10,000	10,032,400

Series 2006 A-1, Water System RB (INS-AMBAC) (a)	5.00%	07/01/36	1,485	1,501,870

Series 2008 A-1, Power System RB	5.25%	07/01/38	2,000	2,068,580

Los Angeles (City of);
Series 2003 B, Ref. Wastewater System RB (INS-AGM) (a)	5.00%	06/01/22	5,000	5,273,450

Madera (County of) (Valley Children’s Hospital);
Series 1995, COP (INS-NATL) (a)	6.50%	03/15/15	6,180	6,635,651

Menifee Union School District (Election of 2008);
Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(c)	0.00%	08/01/35	940	188,085

Moorpark Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(c)	0.00%	08/01/31	840	225,439

Oakland (City of) Joint Powers Financing Authority (Oakland Administration Buildings);
Series 2008 B, Ref. Lease RB (INS-AGC) (a)	5.00%	08/01/26	1,215	1,229,872

Oakland (Port of);
Series 2002 L, RB (d)(e)(f)	5.00%	11/01/12	110	117,258

Series 2002 L, RB (INS-NATL) (a)(d)	5.00%	11/01/21	890	895,652

Palomar Pomerado Health Care District;
Series 2009, COP	6.75%	11/01/39	1,500	1,501,020

Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/44	6,250	654,625

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/45	6,715	657,063

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/46	7,050	642,467

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/47	1,700	143,973

Poway Unified School District (School Facilities Improvement District No. 2007-1, Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/32	6,460	1,578,307

Poway Unified School District Public Financing Authority;
Series 2007, Special Tax RB (INS-AMBAC) (a)	4.63%	09/15/42	1,000	810,140

Regents of the University of California;
Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,647,075

Series 2009 Q, General RB (b)(g)	5.00%	05/15/34	920	934,830

Riverside (County of) Transportation Commission;
Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	1,000	1,007,570

Roseville Joint Union High School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/24	2,515	1,153,882

Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/25	1,970	838,885

Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/26	1,350	529,740

Sacramento (County of);
Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,200	2,104,146

San Diego (County of) (Burnham Institute for Medical Research);
Series 2006, COP	5.00%	09/01/34	2,000	1,578,300

San Diego (County of) Regional Airport Authority;
Series 2010 A, Airport RB	5.00%	07/01/40	2,335	2,223,294

San Francisco (City & County of) (Laguna Honda Hospital);
Series 2005 I, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/15/30	8,000	8,106,640

San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment);
Series 2011 C, Tax Allocation RB	6.75%	08/01/41	1,000	1,037,890

San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2011 D, Tax Allocation RB	7.00%	08/01/33	500	513,705

San Jose (City of);
Series 2001 A, Airport RB (INS-NATL) (a)	5.00%	03/01/25	10,000	10,000,800

See accompanying notes which are an integral part of this schedule.
                     Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)

San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement);
Series 2011 A, Ref. RB (INS-AGM) (a)	5.00%	08/01/30	$1,000	$1,000,330

Santa Clara (County of) Financing Authority (Multiple Facilities);
Series 2008 L, Ref. Lease RB	5.25%	05/15/36	3,000	2,985,450

Santa Monica Community College District (Election of 2002);
Series 2007 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(c)	0.00%	08/01/23	1,385	731,252

Series 2007 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(c)	0.00%	08/01/24	1,385	681,600

Series 2007 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(c)	0.00%	08/01/25	1,380	631,930

School Facilities Financing Authority (Grant Joint Union High School District);
Series 2008 A, CAB GO RB (INS-AGM) (a)(c)	0.00%	08/01/31	2,040	545,027

Series 2008 A, CAB GO RB (INS-AGM) (a)(c)	0.00%	08/01/32	6,395	1,580,460

Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/28	3,480	1,179,094

Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/30	2,765	801,242

Southern California Metropolitan Water District;
Series 2009 B, Ref. RB (b)	5.00%	07/01/27	8,585	9,330,178

Southern California Public Power Authority (Mead-Adelanto);
Series 1994 A, RB (INS-AMBAC) (a)(h)	8.75%	07/01/15	3,500	4,288,480

Southern California Public Power Authority (Mead-Phoenix);
Series 1994 A, RB (INS-AMBAC) (a)(h)	8.75%	07/01/15	2,500	3,064,450

Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	3,000	1,942,140

Torrance (City of) (Torrance Memorial Medical Center);
Series 2010 A, RB	5.00%	09/01/40	1,000	889,170

Trustees of California State University;
Series 2008 A, Systemwide RB (INS-AGM) (a)	5.00%	11/01/39	3,000	2,891,910

Tustin (City of) Public Financing Authority;
Series 2011 A, Water RB	5.00%	04/01/41	1,000	1,002,630

Tustin Unified School District (School Facilities Improvement District No. 2002-1, Election of 2002);
Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/28	1,750	1,813,210

Twin Rivers Unified School District;
Series 2009, Unlimited Tax CAB GO BAN (c)	0.00%	04/01/14	1,700	1,567,485

Vernon (City of);
Series 2009 A, Electric System RB	5.13%	08/01/21	2,000	2,056,560

Walnut Energy Center Authority;
Series 2010 A, Ref. RB	5.00%	01/01/35	2,000	1,913,180

Yosemite Community College District (Election of 2004);
Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/24	4,685	2,154,397

				269,269,497

Guam—0.61%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/24	1,000	1,008,960

Series 2009 A, Limited Obligation RB	5.63%	12/01/29	660	659,624

				1,668,584

Puerto Rico—3.44%

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB	5.00%	07/01/37	2,000	1,844,060

Series 2010 AAA, RB	5.25%	07/01/29	1,000	980,510

Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2002 D, Gtd. Conv. CAB RB (c)(e)(f)	0.00%	07/01/17	3,680	4,067,099

Series 2002 D, Gtd. Conv. CAB RB (INS-AMBAC) (a)(c)	0.00%	07/01/31	1,320	1,120,258

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 C, RB	5.00%	08/01/35	1,500	1,409,805

				9,421,732

See accompanying notes which are an integral part of this schedule.
                     Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virgin Islands—1.22%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo);
Series 2009 A, Sub. RB	6.63%	10/01/29	$1,675	$1,752,402

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	1,600	1,589,376

				3,341,778

TOTAL INVESTMENTS (i)—103.48% (Cost $279,166,834)				283,701,591

Floating Rate Note Obligations—(4.72)%

Notes with interest rates ranging from 0.15% to 0.24% at 05/31/11 and contractual maturites of collateral ranging from 04/01/26 to 05/15/34 (See Note 1D) (j)				(12,930,000)

OTHER ASSETS LESS LIABILITIES—1.24%				3,391,413

NET ASSETS—100.00%				$274,163,004

Investment Abbreviations:

AGC	— Assured Guaranty Corp.	Gtd.	— Guaranteed
AGM	— Assured Guaranty Municipal Corp.	INS	— Insurer
AMBAC	— American Municipal Bond Assurance Corp.*	NATL	— National Public Finance Guarantee Corp.
BAN	— Bond Anticipation Notes	RB	— Revenue Bonds
CAB	— Capital Appreciation Bonds	Ref.	— Refunding
COP	— Certificates of Participation	Sr.	— Senior
GO	— General Obligation	Sub.	— Subordinated
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(c)	Zero coupon bond issued at a discount.

(d)	Security subject to the alternative minimum tax.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $615,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(h)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $7,352,930 which represents 2.7% of Net Assets.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	20.6%

National Public Finance Guarantee Corp.	16.1

American Municipal Bond Assurance Corp.*	12.5

(j)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Fund’s investments with a value of $20,941,265 are held by Dealer Trusts and serve as collateral for the $12,930,000 in the floating rate note obligations outstanding at that date.

*	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

Notes to Quarterly Schedule of Portfolio Holidings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco California Tax-Free Income Fund

D.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco California Tax-Free Income Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$283,701,591	$—	$283,701,591

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2011 was $33,866,643 and $68,424,519, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$13,528,137

Aggregate unrealized (depreciation) of investment securities	(7,738,232)

Net unrealized appreciation of investment securities	$5,789,905

Cost of investments for tax purposes is $277,911,686.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco California Tax-Free Income Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Van Kampen California Insured Tax-Free (the “Target Fund”) in exchange for shares of the Fund.
          The Target Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on June 6, 2011. Upon closing of the reogranization, shareholders of the Target Fund received a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund liquidated and ceased operations.
Invesco California Tax-Free Income Fund

Invesco Core Plus Bond Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

Schedule of Investments(a)
May 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Treasury Securities—34.50%
U.S. Treasury Bills—2.53%
0.08%, 11/17/11(b)(c)	$430,000	$429,814

U.S. Treasury Notes—28.41%
4.50%, 04/30/12	300,000	311,684

2.25%, 05/31/14	200,000	208,688

2.63%, 12/31/14	2,000,000	2,112,500

1.25%, 08/31/15	350,000	348,687

2.00%, 04/30/16	1,000,000	1,016,562

2.75%, 05/31/17	200,000	208,000

3.63%, 08/15/19	100,000	107,188

3.63%, 02/15/21	200,000	210,312

3.13%, 05/15/21	300,000	301,969

		4,825,590

U.S. Treasury Bonds—3.56%
5.38%, 02/15/31	145,000	173,819

4.25%, 05/15/39	20,000	20,159

4.50%, 08/15/39	35,000	36,755

3.88%, 08/15/40	50,000	47,078

4.75%, 02/15/41	300,000	327,563

		605,374

Total U.S. Treasury Securities (Cost $5,788,573)		5,860,778

U.S. Dollar Denominated Bonds & Notes—33.64%
Aerospace & Defense—0.14%
Alliant Techsystems Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	5,000	5,275

Bombardier Inc. (Canada), Sr. Notes, 7.50%, 03/15/18(d)	5,000	5,644

Hexcel Corp., Sr. Unsec. Sub. Global Notes, 6.75%, 02/01/15	2,000	2,050

Huntington Ingalls Industries, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 03/15/18(d)	5,000	5,225

Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	5,000	5,375

		23,569

Agricultural Products—0.98%
Bunge Ltd. Finance Corp., Unsec. Gtd. Unsub. Notes, 4.10%, 03/15/16	25,000	26,126

Cargill Inc., Sr. Unsec. Notes, 5.60%, 09/15/12(d)	60,000	63,671

Corn Products International Inc., Sr. Unsec. Notes, 3.20%, 11/01/15	75,000	76,906

		166,703

Airlines—1.70%
American Airlines Pass Through Trust,
Series 2001-2, Class A-2, Sec. Global Pass Through Ctfs., 7.86%, 10/01/11	100,000	101,813

Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(d)	40,000	38,300

Continental Airlines Inc.,
Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	1,976	1,986

Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	28,181	32,725

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	4,472	4,685

Delta Air Lines, Inc.,
Sr. Sec. Notes, 9.50%, 09/15/14(d)	2,000	2,160

Series 2001-1, Class A-2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	80,000	81,600

Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	92	92

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16	5,000	4,750

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15	5,000	4,788

UAL Corp.,
Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	9,091	10,409

Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	4,614	5,283

		288,591

Alternative Carriers—0.08%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(d)	5,000	5,237

Level 3 Communications Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(d)	5,000	5,569

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Alternative Carriers—(continued)
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	$3,000	$3,090

		13,896
Aluminum—0.03%
Century Aluminum Co., Sr. Sec. Gtd. Sub. Notes, 8.00%, 05/15/14	5,000	5,116

Apparel Retail—0.29%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	2,000	2,175

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	42,000	41,237

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	5,000	5,875

		49,287

Apparel, Accessories & Luxury Goods—0.10%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	5,000	4,925

Jones Group Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	7,000	6,825

Phillips-Van Heusen Corp., Sr. Unsec. Notes, 7.38%, 05/15/20	5,000	5,425

		17,175

Asset Management & Custody Banks—0.12%
DJO Finance LLC/DJO Finance Corp.,
Sr. Unsec. Gtd. Notes, 7.75%, 04/15/18(d)	2,000	2,062

Sr. Unsec. Gtd. Sub. Notes, 9.75%, 10/15/17(d)	1,000	1,063

First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(d)	2,000	2,040

State Street Capital Trust III, Jr. Unsec. Gtd. Sub. Variable Rate Bonds, 5.30% (e)(f)	15,000	15,058

		20,223

Auto Parts & Equipment—0.04%
Allison Transmission Inc., Sr. Unsec. Gtd Notes, 7.13%, 05/15/19(d)	2,000	2,005

Dana Holding Corp., Sr. Unsec. Notes, 6.75%, 02/15/21	5,000	5,025

		7,030

Automotive Retail—0.22%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	20,000	21,486

O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	15,000	15,374

		36,860

Biotechnology—0.03%
STHI Holding Corp., Sec. Notes, 8.00%, 03/15/18(d)	5,000	5,188

Brewers—0.30%
Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec. Gtd. Global Notes, 3.00%, 10/15/12	50,000	51,465

Broadcasting—0.45%
COX Communications Inc., Sr. Unsec. Notes, 9.38%, 01/15/19(d)	25,000	33,400

Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	40,000	43,235

		76,635
Building Products—0.22%
Associated Materials LLC, Sr. Sec. Gtd. Notes, 9.13%, 11/01/17(d)	5,000	5,150

Building Materials Corp. of America, Sr. Notes, 6.88%, 08/15/18(d)	1,000	1,033

Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(d)	5,000	5,312

Gibraltar Industries Inc.-Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	5,000	5,162

Nortek Inc., Sr. Gtd. Notes, 8.50%, 04/15/21(d)	5,000	4,825

Ply Gem Industries Inc., Sr. Sec. Gtd. Notes, 8.25%, 02/15/18(d)	5,000	4,913

Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(d)	5,000	5,162

USG Corp., Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(d)	5,000	5,425

		36,982

Cable & Satellite—0.79%
British Sky Broadcasting Group PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.50%, 11/15/18(d)	25,000	33,826

Cablevision Systems Corp., Sr. Unsec. Global Notes, 8.63%, 09/15/17	5,000	5,663

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	60,000	65,587

Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	30,000	29,650

		134,726

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Casinos & Gaming—0.24%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(d)	$5,000	$5,225

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 10.00%, 12/15/18	5,000	4,663

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15(d)	5,000	5,100

MGM Resorts International,
Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	5,000	4,887

Sr. Unsec. Gtd. Notes, 10.00%, 11/01/16(d)	5,000	5,469

Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	5,000	5,506

Snoqualmie Entertainment Authority, Sr. Sec. Notes, 9.13%, 02/01/15(d)	5,000	5,050

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 11/01/17	5,000	5,500

		41,400

Coal & Consumable Fuels—0.03%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	5,000	5,575

Communications Equipment—0.44%
Avaya, Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(d)	5,000	4,900

EH Holding Corp., Sr. Sec. Notes, 6.50%, 06/15/19(d)	1,000	1,020

Sr. Unsec. Notes, 7.63%, 06/15/21(d)	1,000	1,030

Juniper Networks Inc., Sr. Unsec. Notes, 5.95%, 03/15/41	15,000	15,794

Motorola Solutions Inc., Sr. Unsec. Global Notes, 8.00%, 11/01/11	50,000	51,413

		74,157

Computer & Electronics Retail—0.04%
RadioShack Corp., Sr. Gtd. Notes, 6.75%, 05/15/19(d)	2,000	2,015

Rent-A-Center, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20(d)	5,000	5,012

		7,027

Computer Hardware—0.01%
SunGard Data Systems Inc., Sr. Unsec. Global Notes, 7.63%, 11/15/20	2,000	2,080

Computer Storage & Peripherals—0.01%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Notes, 7.00%, 11/01/21(d)	2,000	2,035

Construction & Engineering—0.09%
Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/19(d)	5,000	5,119

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	5,000	5,125

Tutor Perini Corp., Sr. Unsec. Gtd. Notes, 7.63%, 11/01/18(d)	5,000	4,975

		15,219

Construction, Farm Machinery & Heavy Trucks—0.06%
Commercial Vehicle Group, Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(d)	2,000	2,055

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	3,000	3,308

Titan International Inc., Sr. Sec. Gtd. Notes, 7.88%, 10/01/17(d)	5,000	5,412

		10,775

Construction Materials—0.04%
Building Materials Corp. of America, Sr. Notes, 6.75%, 05/01/21(d)	1,000	1,015

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	5,000	5,319

		6,334

Consumer Finance—0.41%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/01/31	10,000	11,100

National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	5,000	5,613

SLM Corp., Sr. Medium-Term Global Notes, 6.25%, 01/25/16	30,000	31,526

Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	20,000	20,883

		69,122

Data Processing & Outsourced Services—0.02%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(d)	3,000	2,992

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Department Stores—0.45%
Macy’s Retail Holdings Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	$65,000	$67,600

Sears Holdings Corp., Sec. Gtd. Notes, 6.63%, 10/15/18(d)	10,000	9,250

		76,850

Diversified Banks—1.64%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Global Notes, 2.88%, 04/25/14	15,000	15,109

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 3.40%, 01/22/15	50,000	52,732

Credit Suisse AG (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	5,000	5,232

HSBC Finance Corp., Sr. Unsec. Global Notes, 7.00%, 05/15/12	100,000	105,953

Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	50,000	51,923

RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43% (f) (g)	1,000	756

U.S. Bancorp., Sr. Unsec. Notes, 2.00%, 06/14/13	45,000	45,991

		277,696

Diversified Metals & Mining—0.54%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	80,000	87,750

Mirabela Nickel Ltd. (Australia), Sr. Unsec. Gtd. Notes, 8.75%, 04/15/18(d)	2,000	2,039

Taseko Mines Ltd. (Canada), Sr. Unsec. Gtd. Yankee Notes, 7.75%, 04/15/19	2,000	2,067

		91,856

Diversified REIT’s—0.46%
Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(d)	75,000	77,207

Diversified Support Services—0.84%
Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 4.30%, 06/01/21	80,000	80,947

International Lease Finance Corp., Sr. Unsec. Global Notes, 8.63%, 09/15/15	5,000	5,553

5.75%, 05/15/16	50,000	50,469

8.75%, 03/15/17	5,000	5,659

		142,628

Electric Utilities—1.65%
Dubai Electricity & Water Authority (Vietnam), Sr. Unsec. Notes, 7.38%, 10/21/20(d)	100,000	103,000

Indiana Michigan Power Co., Sr. Unsec. Notes, 7.00%, 03/15/19	25,000	30,258

LSP Energy L.P./LSP Batesville Funding Corp.-Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	5,000	3,625

Ohio Power Co.-Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	30,000	32,909

Southern Co.-Series A, Sr. Unsec. Notes, 5.30%, 01/15/12	60,000	61,698

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.10%, 11/30/12	25,000	26,604

5.00%, 06/30/19	20,000	21,980

		280,074

Electrical Components & Equipment—0.07%
Belden Inc., Sr. Gtd. Sub. Global Notes, 9.25%, 06/15/19	5,000	5,625

Polypore International Inc., Sr. Unsec. Gtd. Notes, 7.50%, 11/15/17(d)	5,000	5,337

		10,962

Electronic Manufacturing Services—0.07%
Jabil Circuit, Inc., Sr. Unsec. Notes, 5.63%, 12/15/20	10,000	9,975

Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(d)	2,000	1,960

		11,935

Environmental & Facilities Services—0.19%
Clean Harbors Inc., Sr. Sec. Gtd. Notes, 7.63%, 08/15/16(d)	5,000	5,375

Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	25,000	27,318

		32,693

Food Retail—0.06%
Wrigley (Wm.) Jr. Co., Sr. Sec. Gtd. Floating Rate Notes, 1.68%, 06/28/11(d)(e)	10,000	10,004

Forest Products—0.03%
Millar Western Forest Products Ltd. (Canada), Sr. Notes, 8.50%, 04/01/21(d)	5,000	4,800

Gas Utilities—0.03%
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	5,000	5,363

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

General Merchandise Stores—0.15%
Family Dollar Stores, Inc., Sr. Unsec. Notes, 5.00%, 02/01/21	$25,000	$24,866

Gold—0.21%
Barrick Gold Corp. (Canada), Sr. Unsec. Notes, 2.90%, 05/30/16(d)	35,000	35,226

Health Care Distributors—0.22%
McKesson Corp., Sr. Unsec. Notes, 3.25%, 03/01/16	10,000	10,343

4.75%, 03/01/21	10,000	10,522

6.00%, 03/01/41	15,000	16,267

		37,132

Health Care Equipment—0.15%
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	25,000	25,843

Health Care Facilities—0.13%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	7,000	7,717

Healthsouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	5,000	5,313

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.21%, 09/15/15(e)	2,000	1,940

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 9.25%, 02/01/15	5,000	5,531

8.00%, 08/01/20	2,000	2,080

		22,581

Health Care Services—0.89%
Express Scripts, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	50,000	52,229

6.25%, 06/15/14	25,000	28,287

Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	20,000	20,270

Highmark, Inc., Sr. Unsec. Notes, 4.75%, 05/15/21(d)	25,000	25,570

6.13%, 05/15/41(d)	15,000	15,384

Medco Health Solutions, Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	10,000	10,111

		151,851

Health Care Technology—0.03%
MedAssets, Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(d)	5,000	5,188

Home Furnishings—0.03%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(d)	5,000	5,313

Homebuilding—0.06%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	5,000	4,737

8.13%, 06/15/16	5,000	4,825

		9,562

Hotels, Resorts & Cruise Lines—0.44%
Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(d)	20,000	21,257

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.50%, 10/15/27	5,000	5,063

Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.15%, 12/01/19	5,000	5,600

Wyndham Worldwide Corp., Sr. Unsec. Notes, 7.38%, 03/01/20	25,000	28,016

5.63%, 03/01/21	15,000	15,131

		75,067

Household Products—0.27%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	5,000	5,300

Energizer Holdings Inc., Sr. Notes, 4.70%, 05/19/21(d)	40,000	40,465

		45,765

Independent Power Producers & Energy Traders—0.03%
AES Corp. (The), Sr. Unsec. Global Notes, 8.00%, 10/15/17	5,000	5,425

Industrial Conglomerates —1.50%
General Electric Capital Corp., Sr. Unsec. Notes, 2.25%, 11/09/15	65,000	64,301

NBC Universal Media LLC, Sr. Unsec. Notes, 2.10%, 04/01/14(d)	15,000	15,227

5.95%, 04/01/41(d)	20,000	20,794

Sigma Alimentos S.A. de C.V. (Mexico), Sr. Unsec. Notes, 5.63%, 04/14/18(d)	150,000	154,993

		255,315

Industrial Machinery—0.42%
Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	70,000	70,752

Industrial REIT’s—0.03%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	5,000	5,537

Integrated Oil & Gas—0.99%
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 3.88%, 01/27/16	85,000	86,504

5.38%, 01/27/21	79,000	81,532

		168,036

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Integrated Telecommunication Services—0.52%
AT&T, Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	$15,000	$15,231

2.95%, 05/15/16	15,000	15,235

4.45%, 05/15/21	10,000	10,206

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.25%, 04/01/19(d)	5,000	5,075

Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	40,000	41,617

		87,364

Internet Retail—0.44%
Expedia, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/16	45,000	49,528

5.95%, 08/15/20	25,000	25,022

		74,550

Internet Software & Services—0.03%
Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	5,000	5,450

Investment Banking & Brokerage—2.09%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(d)	10,000	11,035

Goldman Sachs Group, Inc. (The), Sr. Global Notes, 3.70%, 08/01/15	55,000	56,228

6.25%, 02/01/41	25,000	25,509

Jefferies Group Inc., Sr. Unsec. Notes, 8.50%, 07/15/19	20,000	24,342

Morgan Stanley, Sr. Unsec. Global Notes, 3.80%, 04/29/16	110,000	110,487

Sr. Unsec. Notes, 2.88%, 01/24/14	100,000	102,041

Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	25,000	25,910

		355,552

Leisure Facilities—0.03%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	5,000	5,056

Life & Health Insurance—1.05%
Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/21(d)	50,000	50,250

Nationwide Financial Services, Sr. Unsec. Notes, 5.38%, 03/25/21(d)	75,000	77,378

Prudential Financial Inc.-Series D, Sr. Unsec. Medium-Term Notes, 2.75%, 01/14/13	50,000	51,151

		178,779

Life Sciences Tools & Services—0.19%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	25,000	27,385

Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(d)	5,000	5,275

		32,660

Movies & Entertainment—0.21%
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(d)	5,000	5,425

News America, Inc, Sr. Unsec. Gtd. Notes, 6.15%, 02/15/41(d)	30,000	30,953

		36,378

Multi-Line Insurance—0.39%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	10,000	12,618

I Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	20,000	21,504

Fairfax Financial Holdings Ltd. (Canada), Sr. Notes, 5.80%, 05/15/21(d)	1,000	1,005

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(e)	5,000	5,673

Liberty Mutual Group, Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(d)	25,000	26,000

		66,800

Multi-Utilities—0.12%
Pacific Gas & Electric Co., Sr. Unsec. Notes, 5.40%, 01/15/40	20,000	20,227

Office Electronics—0.30%
Xerox Corp., Sr. Unsec. Notes, 6.88%, 08/15/11	50,000	50,640

Office REIT’s—0.13%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/01/20	20,000	21,497

Office Services & Supplies—0.49%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	5,000	4,950

Steelcase Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	75,000	78,834

		83,784

Oil & Gas Drilling—0.22%
Transocean Inc. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	35,000	37,811

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Oil & Gas Equipment & Services—0.09%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	$5,000	$5,281

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	5,000	5,060

Oil States International, Inc., Sr. Gtd. Notes, 6.50%, 06/01/19(d)	2,000	2,011

SESI, LLC, Sr. Gtd. Notes, 6.38%, 05/01/19(d)	2,000	2,010

		14,362

Oil & Gas Exploration & Production—0.59%
Chaparral Energy Inc., Sr. Unsec. Gtd. Notes, 8.25%, 09/01/21(d)	5,000	5,175

Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	4,000	4,220

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	5,000	5,306

Continental Resources, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	5,000	5,519

Delta Petroleum Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.00%, 04/01/15	5,000	3,975

EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	2,000	2,015

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	3,000	3,101

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	10,000	10,850

Pemex Project Funding Master Trust, Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	25,000	26,468

Petrohawk Energy Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/19(d)	2,000	1,970

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	20,000	20,788

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 8.63%, 10/15/19	5,000	5,550

SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19(d)	5,000	5,144

		100,081

Oil & Gas Refining & Marketing—0.03%
United Refining Co., Sr. Sec. Gtd. Notes, 10.50%, 02/28/18(d)	5,000	5,072

Oil & Gas Storage & Transportation—1.06%
Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Gtd. Notes, 5.88%, 04/15/21(d)	2,000	2,002

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	5,000	5,050

Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 4.65%, 06/01/21	45,000	45,025

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 7.63%, 02/15/12	50,000	52,432

6.45%, 09/01/40	15,000	16,425

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	5,000	5,075

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	5,000	4,869

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	5,000	5,269

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	20,000	22,104

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(d)	5,000	4,975

Williams Partners L.P., Sr. Unsec. Global Notes, 6.30%, 04/15/40	15,000	16,327

		179,553

Other Diversified Financial Services—2.37%
Bank of America Corp., Sr. Unsec. Global Notes, 4.50%, 04/01/15	40,000	42,405

3.70%, 09/01/15	30,000	30,813

6.50%, 08/01/16	10,000	11,342

Citigroup, Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	45,000	50,045

Sr. Unsec. Notes, 4.75%, 05/19/15	25,000	26,843

ERAC USA Finance LLC, Gtd. Notes, 2.25%, 01/10/14(d)	50,000	50,511

Unsec. Gtd. Notes, 5.80%, 10/15/12(d)	50,000	53,108

General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	25,000	28,007

International Lease Finance Corp., Sr. Sec. Notes, 6.50%, 09/01/14(d)	40,000	43,060

JPMorgan Chase & Co., Sr. Unsec. Floating Rate Medium-Term Notes, 0.91%, 02/26/13(e)	40,000	40,222

JPMorgan Chase Capital XXVII, Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	25,000	25,889

		402,245

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Packaged Foods & Meats—0.18%
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(d)	$5,000	$5,125

Dole Food Co. Inc., Sr. Sec. Gtd. Notes, 8.00%, 10/01/16(d)	5,000	5,350

Kraft Foods Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	20,000	20,600

		31,075

Paper Packaging—0.03%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	5,000	5,313

Paper Products—0.12%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	4,000	3,990

Clearwater Paper Corp., Sr. Gtd. Notes, 7.13%, 11/01/18(d)	5,000	5,225

Mercer International, Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	5,000	5,506

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	5,000	5,169

		19,890

Pharmaceuticals—0.06%
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.75%, 10/01/17(d)	5,000	4,956

7.00%, 10/01/20(d)	5,000	4,925

		9,881

Publishing—0.07%
Reed Elsevier Capital, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 08/01/11	11,000	11,108

Railroads—0.19%
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	30,000	30,078

Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Notes, 6.13%, 06/15/21(d)	2,000	2,028

		32,106

Regional Banks—0.28%
BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	1,000	1,051

CIT Group Inc., Sec. Gtd. Notes, 6.63%, 04/01/18(d)	5,000	5,359

PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	25,000	26,444

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	10,000	9,750

Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	5,000	4,725

		47,329

Retail REIT’s—0.17%
WEA Finance LLC, Sr. Gtd. Notes, 7.13%, 04/15/18(d)	25,000	29,605

Semiconductor Equipment—0.04%
Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	5,000	5,250

Sensata Technologies B.V. (Netherlands), Sec. Gtd. Notes, 6.50%, 05/15/19(d)	2,000	2,047

		7,297

Semiconductors—0.03%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(d)	5,000	5,587

Sovereign Debt—0.64%
Provincia de Buenos Aires (Argentina), Notes, 11.75%, 10/05/15(d)	100,000	105,170

Republic of Peru (Peru), Sr. Unsec. Global Bonds, 8.75%, 11/21/33	3,000	4,108

		109,278

Specialized Finance—0.15%
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Notes, 2.63%, 09/16/12	25,000	25,675

Specialized REIT’s—1.00%
Entertainment Properties Trust, Sr. Unsec. Gtd. Notes, 7.75%, 07/15/20(d)	65,000	72,654

Health Care REIT, Inc., Sr. Unsec. Notes, 6.50%, 03/15/41	15,000	15,239

Host Hotels & Resorts L.P., Sr. Notes, 5.88%, 06/15/19(d)	2,000	2,013

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	30,000	30,056

Ventas Realty LP/Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21	50,000	49,872

		169,834

Specialty Chemicals—0.04%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	5,000	5,337

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	2,000	2,153

		7,490

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Steel—0.85%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	$5,000	$5,250

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 3.75%, 08/05/15	30,000	30,859

5.50%, 03/01/21	15,000	15,111

7.00%, 10/15/39	40,000	41,888

6.75%, 03/01/41	15,000	15,196

United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	5,000	5,200

Vale Overseas Ltd., Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	20,000	19,789

6.88%, 11/10/39	10,000	11,021

		144,314

Systems Software—0.06%
Allen Systems Group, Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(d)	5,000	5,175

Vangent Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.63%, 02/15/15	4,000	4,060

		9,235

Tobacco—0.33%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	55,000	55,551

Trading Companies & Distributors—0.04%
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	5,000	5,209

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	2,000	2,060

		7,269

Trucking—0.12%
Hertz Corp. (The), Sr. Unsec. Gtd. Notes, 7.38%, 01/15/21(d)	5,000	5,200

Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	15,000	15,455

		20,655

Wireless Telecommunication Services—0.43%
American Tower Corp., Sr. Unsec. Notes, 4.50%, 01/15/18	20,000	20,149

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(d)	5,000	5,506

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	5,000	4,963

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(d)	25,000	25,562

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	5,000	5,012

SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19	5,000	5,494

Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17	5,000	5,656

		72,342

Total Bonds & Notes (Cost $5,532,662)		5,714,384

U.S. Government Sponsored Mortgage-Backed Securities—21.03%
Federal Home Loan Mortgage Corp. (FHLMC)—8.37%
Pass Through Ctfs., 5.50%, 01/01/34	203,490	221,705

6.50%, 08/01/36	100,129	113,482

5.00%, 06/01/40	305,099	327,810

Pass Through Ctfs., TBA, 4.50%, 06/01/41(h)(i)	475,000	492,961

5.00%, 06/01/41(h)	250,000	265,821

		1,421,779

Federal National Mortgage Association (FNMA)—12.66%
Pass Through Ctfs., 5.00%, 06/01/23	208,076	223,303

6.00%, 03/01/38 to 10/01/39	481,416	530,947

5.50%, 06/01/40	136,845	148,526

Pass Through Ctfs., TBA, 3.50%, 06/01/26(h)(i)	205,000	209,068

4.00%, 06/01/26 to 06/01/41(h)(i)	500,000	512,422

4.50%, 06/01/26(h)(i)	250,000	265,117

5.00%, 06/01/41(h)(i)	245,000	260,810

		2,150,193

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $3,533,020)		3,571,972

Asset-Backed Securities—7.53%
Banc of America Commercial Mortgage Inc., Series 2003-1, Class A2, Pass Through Ctfs., 4.65%, 09/11/36	40,000	41,601

Series 2005-6, Class A3, Variable Rate Pass Through Ctfs., 5.37%, 09/10/47(e)	100,000	102,809

Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A4, Pass Through Ctfs., 4.52%, 11/11/41	25,000	25,404

Series 2004-PWR6, Class A6, Pass Through Ctfs., 4.83%, 11/11/41	25,000	26,975

Series 2005-T18, Class A4, Variable Rate Pass Through Ctfs., 4.93%, 02/13/42(e)	45,000	48,698

Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.62%, 03/11/39(e)	38,488	40,746

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Asset-Backed Securities—(continued)
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class A2, Variable Rate Pass Through Ctfs., 5.71%, 04/12/38(e)	$984	$983

Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	40,000	44,145

Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5, Pass Through Ctfs., 2.25%, 12/23/14	50,000	51,242

Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.37%, 08/25/34(e)	29,819	29,750

Commercial Mortgage Pass Through Ctfs., Series 2001-J2A, Class A2F, Floating Rate Pass Through Ctfs., 0.70%, 07/16/34(d)(e)	9,538	9,532

Credit Suisse Mortgage Capital Ctfs., Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37(d)	23,530	24,353

DBUBS Mortgage Trust, Series 2011-LC1A, Class C, Variable Rate Pass Through Ctfs., 5.73%, 11/10/46(d)(e)	40,000	41,739

Discover Card Master Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.85%, 09/15/15(e)	40,000	40,298

Fannie Mae REMICS, Series 2005-35, Class AC, Pass Through Ctfs., 4.00%, 08/25/18	34,009	34,880

Freddie Mac REMICS, Series 2611, Class HA, Pass Through Ctfs., 4.00%, 10/15/21	11,694	11,870

Series 2937, Class JD, Pass Through Ctfs., 5.00%, 03/15/28	12,569	12,683

Series 3339, Class PC, Pass Through Ctfs., 5.00%, 05/15/32	29,191	29,642

GE Capital Credit Card Master Note Trust, Series 2010-3, Class A, Pass Through Ctfs., 2.21%, 06/15/16	70,000	71,752

GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	55,000	59,245

Series 2010-C1, Class C, Variable Rate Pass Through Ctfs., 5.64%, 08/10/43(d)(e)	70,000	72,745

LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, Pass Through Ctfs., 4.65%, 07/15/30	30,000	30,359

Morgan Stanley Capital I, Series 2005-HQ5, Class A3, Pass Through Ctfs., 5.01%, 01/14/42	46,755	47,245

Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.37%, 11/14/42(e)	35,000	38,490

Series 2005-T17, Class A4, Pass Through Ctfs., 4.52%, 12/13/41	27,021	27,233

Series 2005-T19, Class A4A, Pass Through Ctfs., 4.89%, 06/12/47	30,000	32,653

Nissan Auto Lease Trust, Series 2009-B, Class A3, Pass Through Ctfs., 2.07%, 01/15/15	18,095	18,141

PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2, Pass Through Ctfs., 6.36%, 03/12/34	1,359	1,364

RBSCF Trust, Series 2010-RR3, Class MS4A, Variable Rate Pass Through Ctfs., 4.97%, 04/16/40(d)(e)	100,000	107,095

Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	35,000	35,359

TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.70%,08/15/39(e)	40,000	41,376

Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.20%, 10/15/44(e)	20,000	21,967

Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.20%, 10/15/44(e)	25,000	25,728

Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.20%, 10/15/44(e)	20,000	21,674

Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 4.38%, 07/25/34(e)	9,021	9,208

Total Asset-Backed Securities (Cost $1,221,945)		1,278,984

Municipal Obligations—0.39%
California (State of); Series 2010, Various Purpose Unlimited Taxable GO Bonds, 5.75%, 03/01/17	10,000	11,002

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	15,000	14,877

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

		Principal
		Amount	Value

Municipal Obligations—(continued)
New Jersey (State of) Transportation Trust Fund Authority; Series 2010 C, Taxable Build America RB, 5.75%, 12/15/28		$40,000	$40,816

Total Municipal Obligations (Cost $65,063)			66,695

		Shares
Preferred Stocks—0.06%
Consumer Finance—0.02%
Ally Financial, Inc., Series A, 8.50% Variable Rate Pfd. (e)		60	1,580

GMAC Capital Trust I, Series 2, 8.13% Variable Rate Pfd. (e)		65	1,708

			3,288

Industrial REIT’s—0.00%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.		25	625

Regional Banks—0.03%
Zions Bancorp., Series C, 9.50% Pfd.		200	5,286

Tires & Rubber—0.01%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.		15	879

Total Preferred Stocks (Cost $9,885)			10,078

		Principal
		Amount
Non-U.S. Dollar Denominated Bonds & Notes—0.01%
Canada—0.01%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17 (Cost $2,157)(d)	CAD	2,000	2,191

		Shares
Money Market Funds—9.99%
Liquid Assets Portfolio — Institutional Class (j)		848,697	848,697

Premier Portfolio — Institutional Class (j)		848,697	848,697

Total Money Market Funds (Cost $1,697,394)			1,697,394

TOTAL INVESTMENTS—107.15% (Cost $17,850,699)			18,202,476

OTHER ASSETS LESS LIABILITIES—(7.15)%			(1,214,214)

NET ASSETS—100.00%			$16,988,262

Investment Abbreviations:

CAD	—	Canadian Dollar
Conv.	—	Convertible
Ctfs.	—	Certificates
Deb.	—	Debentures
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
Gtd.	—	Guaranteed
Jr.	—	Junior
Pfd.	—	Preferred
RB	—	Revenue Bonds
REIT	—	Real Estate Investment Trust
REMICS	—	Real Estate Mortgage Investment Conduits
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
TBA	—	To Be Announced
Unsec.	—	Unsecured
Unsub.	—	Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $1,790,599, which represented 10.54% of the Trust’s Net Assets.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(f)	Perpetual bond with no specified maturity date.

(g)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.

(h)	Security purchased on a forward commitment basis.

(i)	This security is subject to dollar roll transactions. See Note 1E.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Core Plus Bond Fund

A. Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
E.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
Invesco Core Plus Bond Fund

E.	Dollar Roll and Forward Commitment Transactions — (continued)
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Invesco Core Plus Bond Fund

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,707,472	$—	$—	$1,707,472

U.S. Treasury Securities	—	5,860,778	—	5,860,778

U.S. Government Sponsored Securities	—	3,571,972	—	3,571,972

Corporate Debt Securities	—	5,716,575	—	5,716,575

Asset-Backed Securities	—	1,278,984	—	1,278,984

Municipal Obligations	—	66,695	—	66,695

	$1,707,472	$16,495,004	$—	$18,202,476

Futures*	2,977	—	—	2,977

Total Investments	$1,710,449	$16,495,004	$—	$18,205,453

*	Unrealized appreciation.
NOTE 3 — Derivative Instruments

Open Futures Contracts
				Unrealized
	Number of	Month/	Notional	Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 5 Year Notes	4	Sept-2011/Long	$476,563	$2,867

U.S. Treasury 30 Year Bonds	1	Sept-2011/Long	124,844	935

U.S. Ultra Treasury Bonds	1	Sept-2011/Long	129,062	1,021

Subtotal			$730,469	$4,823

U.S. Treasury 10 Year Notes	5	Sept-2011/Short	(613,047)	(1,846)

Total			$117,422	$2,977

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2011 was $6,575,966 and $3,096,359, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$330,426

Aggregate unrealized (depreciation) of investment securities	(18,674)

Net unrealized appreciation of investment securities	$311,752

Cost of investments for tax purposes is $17,890,724.
Invesco Core Plus Bond Fund

NOTE 5 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Core Plus Bond Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Core Bond Fund and Invesco Van Kampen Core Plus Fixed Income Fund (the “Target Funds”) in exchange for shares of the Fund.
          The Target Funds’ shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on June 6, 2011. Upon closing of the reogranization, shareholders of the Target Funds received a corresponding class of shares of the Fund in exchange for their shares of the Target Funds and the Target Funds liquidated and ceased operations.
Invesco Core Plus Bond Fund

Invesco Dividend Growth Securities Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	MS-DGS-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.36%(a)

Aerospace & Defense—4.06%
General Dynamics Corp.	371,736	$27,590,246
Raytheon Co.	446,909	22,515,275

		50,105,521

Apparel Retail—0.49%
TJX Cos., Inc. (The)	113,079	5,995,449

Asset Management & Custody Banks—2.80%
Federated Investors, Inc. -Class B	818,916	20,988,817
State Street Corp.	296,773	13,583,300

		34,572,117

Auto Parts & Equipment—1.92%
Johnson Controls, Inc.	598,120	23,685,552

Brewers—3.42%
Foster’s Group Ltd. (Australia)	2,665,106	12,378,636
Heineken N.V. (Netherlands)	496,274	29,867,284

		42,245,920

Building Products—2.08%
Masco Corp.	1,801,509	25,671,503

Casinos & Gaming—1.49%
International Game Technology	1,065,020	18,360,945

Consumer Finance—2.53%
Capital One Financial Corp.	574,968	31,243,761

Data Processing & Outsourced Services—2.71%
Automatic Data Processing, Inc.	607,510	33,479,876

Department Stores—0.37%
Nordstrom, Inc.	98,440	4,609,945

Distillers & Vintners—0.22%
Treasury Wine Estates Ltd. (Australia)(b)	751,821	2,681,203

Distributors—0.58%
Genuine Parts Co.	131,698	7,217,050

Diversified Banks—2.18%
Societe Generale (France)	293,633	17,498,997
U.S. Bancorp	366,819	9,390,567

		26,889,564

Diversified Chemicals—0.85%
E. I. du Pont de Nemours and Co.	197,884	10,547,217

Drug Retail—1.69%
Walgreen Co.	478,057	20,857,627

Electric Utilities—4.92%
American Electric Power Co., Inc.	656,332	25,071,882
Entergy Corp.	175,688	11,973,137
Exelon Corp.	393,173	16,454,290
PPL Corp.	254,257	7,167,505

		60,666,814

Electrical Components & Equipment—1.37%
Emerson Electric Co.	310,786	16,953,376

Food Distributors—1.90%
Sysco Corp.	727,324	23,427,106

Gas Utilities—0.90%
AGL Resources, Inc.	269,587	11,082,722

General Merchandise Stores—1.27%
Target Corp.	317,218	15,711,808

Health Care Equipment—2.62%
Medtronic, Inc.	203,552	8,284,566
Stryker Corp.	385,814	24,074,794

		32,359,360

Hotels, Resorts & Cruise Lines—1.72%
Accor S.A. (France)	262,367	12,053,846
Marriott International Inc. -Class A	241,479	9,130,321

		21,184,167

Household Products—4.72%
Kimberly-Clark Corp.	520,122	35,524,333
Procter & Gamble Co. (The)	339,850	22,769,950

		58,294,283

Industrial Machinery—5.39%
Illinois Tool Works Inc.	188,391	10,798,572
Pentair, Inc.	718,189	29,072,291
Snap-On Inc.	440,468	26,569,030

		66,439,893

Insurance Brokers—0.52%
Marsh & McLennan Cos., Inc.	210,675	6,461,402

Integrated Oil & Gas—3.24%
Eni S.p.A. (Italy)	752,689	18,025,654
Exxon Mobil Corp.	137,739	11,497,074
Total S.A. (France)	180,143	10,427,146

		39,949,874

See accompanying notes which are an integral part of this schedule.
Invesco Dividend Growth Securities Fund

	Shares	Value

Integrated Telecommunication Services—0.72%
AT&T Inc.	281,530	$8,885,087

Investment Banking & Brokerage—1.58%
Charles Schwab Corp. (The)	1,085,040	19,541,570

IT Consulting & Other Services—0.13%
International Business Machines Corp.	9,782	1,652,473

Life & Health Insurance—1.76%
Lincoln National Corp.	446,423	13,102,515
StanCorp Financial Group, Inc.	198,309	8,562,983

		21,665,498

Motorcycle Manufacturers—0.93%
Harley-Davidson, Inc.	307,491	11,426,366

Movies & Entertainment—1.45%
Time Warner, Inc.	489,590	17,835,764

Multi-Utilities—1.48%
Dominion Resources, Inc.	382,545	18,255,047

Oil & Gas Equipment & Services—0.71%
Baker Hughes, Inc.	118,373	8,751,316

Oil & Gas Storage & Transportation—0.65%
Southern Union Co.	263,143	7,981,127

Packaged Foods & Meats—6.98%
Campbell Soup Co.	454,747	15,802,458
General Mills, Inc.	693,126	27,565,621
Kraft Foods, Inc. -Class A	730,544	25,547,124
Mead Johnson Nutrition Co.	253,738	17,200,899

		86,116,102

Paper Products—2.26%
International Paper Co.	891,820	27,842,620

Pharmaceuticals—5.84%
Bristol-Myers Squibb Co.	503,932	14,493,084
Eli Lilly and Co.	452,439	17,409,853
Johnson & Johnson	394,056	26,516,028
Novartis AG (Switzerland)	146,398	9,467,395
Pfizer, Inc.	191,804	4,114,196

		72,000,556

Property & Casualty Insurance—0.92%
Travelers Cos., Inc. (The)	182,651	11,338,974

Regional Banks—6.57%
Fifth Third Bancorp	1,578,211	20,611,436
M&T Bank Corp.	63,915	5,643,694
SunTrust Banks, Inc.	1,142,700	32,144,151
Zions Bancorp.	951,181	22,666,643

		81,065,924

Restaurants—1.07%
Brinker International, Inc.	512,920	13,223,078

Semiconductors—1.71%
Linear Technology Corp.	186,328	6,445,086
Texas Instruments Inc.	413,425	14,593,902

		21,038,988

Soft Drinks—1.41%
Coca-Cola Co. (The)	260,221	17,385,365

Specialized Consumer Services—0.82%
H&R Block, Inc.	628,204	10,176,905

Specialized REIT’s—0.81%
Weyerhaeuser Co.	462,300	9,957,942

Specialty Chemicals—0.59%
Ecolab Inc.	132,391	7,265,618

Systems Software—1.30%
Microsoft Corp.	643,448	16,092,634

Thrifts & Mortgage Finance—1.32%
Hudson City Bancorp, Inc.	1,785,690	16,303,350

Tobacco—2.39%
Altria Group, Inc.	518,979	14,562,551
Philip Morris International Inc.	207,387	14,880,017

		29,442,568

Total Common Stocks & Other Equity Interests (Cost $1,023,298,893)		1,225,938,927

Money Market Funds—3.24%
Liquid Assets Portfolio — Institutional Class (c)	19,991,081	19,991,081
Premier Portfolio — Institutional Class (c)	19,991,081	19,991,081
Total Money Market Funds (Cost $39,982,162)		39,982,162

TOTAL INVESTMENTS—102.60% (Cost $1,063,281,055)		1,265,921,089

OTHER ASSETS LESS LIABILITIES—(2.60)%		(32,133,685)

NET ASSETS—100.00%		$1,233,787,404

Investment Abbreviations:
REIT — Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Growth Securities Fund

NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following
Invesco Dividend Growth Securities Fund

procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values
Invesco Dividend Growth Securities Fund

of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts —The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underling securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operation. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,198,448,052	$67,473,037	$—	$1,265,921,089
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2011 was $346,667,332 and $512,923,368, respectively. Cost of investments on a tax basis includes the
Invesco Dividend Growth Securities Fund

adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$213,473,309

Aggregate unrealized (depreciation) of investment securities	(10,848,428)

Net unrealized appreciation of investment securities	$202,624,881

Cost of investments for tax purposes is $1,063,296,208.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Invesco Dividend Growth Securities Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Diversified Dividend Fund (the “Acquiring Fund”).
          The Fund’s shareholders approved the Agreement on June 30, 2011 and the reorganization is expected to be consummated on July 18, 2011. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
Invesco Dividend Growth Securities Fund

Invesco Equally-Weighted S&P 500 Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

Schedule of Investments
May 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.13%(a)

Advertising—0.37%

Interpublic Group of Cos., Inc. (The)	170,306	$2,031,751

Omnicom Group, Inc.	42,800	2,001,756

		4,033,507

Aerospace & Defense—2.48%

Boeing Co. (The)	29,377	2,292,286

General Dynamics Corp.	27,292	2,025,612

Goodrich Corp.	24,299	2,121,060

Honeywell International, Inc.	36,341	2,164,107

ITT Corp.	35,835	2,064,813

L-3 Communications Holdings, Inc.	25,846	2,110,326

Lockheed Martin Corp.	25,208	1,963,703

Northrop Grumman Corp.	33,423	2,182,188

Precision Castparts Corp.	14,475	2,274,022

Raytheon Co.	40,821	2,056,562

Rockwell Collins, Inc.	32,335	1,976,639

Textron, Inc.	79,609	1,821,454

United Technologies Corp.	25,324	2,222,687

		27,275,459

Agricultural Products—0.17%

Archer-Daniels-Midland Co.	58,067	1,881,951

Air Freight & Logistics—0.79%

C.H. Robinson Worldwide, Inc.	27,938	2,241,186

Expeditors International of Washington, Inc.	42,674	2,254,041

FedEx Corp.	22,737	2,129,093

United Parcel Service, Inc. -Class B	28,351	2,083,515

		8,707,835

Airlines—0.18%

Southwest Airlines Co.	166,397	1,968,477

Aluminum—0.19%

Alcoa, Inc.	126,011	2,118,245

Apparel Retail—1.27%

Abercrombie & Fitch Co. -Class A	38,331	2,904,340

Gap, Inc. (The)	92,823	1,800,766

Limited Brands, Inc.	66,602	2,661,416

Ross Stores, Inc.	29,166	2,390,445

TJX Cos., Inc. (The)	41,719	2,211,942

Urban Outfitters, Inc. (b)	64,961	1,978,712

		13,947,621

Apparel, Accessories & Luxury Goods—0.63%

Coach, Inc.	40,739	2,593,445

Polo Ralph Lauren Corp.	17,307	2,194,008

VF Corp.	21,827	2,175,497

		6,962,950

Application Software—1.25%

Adobe Systems, Inc. (b)	63,458	2,197,551

Autodesk, Inc. (b)	51,523	2,214,459

Citrix Systems, Inc. (b)	30,462	2,669,080

Compuware Corp. (b)	184,971	1,884,854

Intuit, Inc. (b)	40,666	2,194,744

Salesforce.com, Inc. (b)	16,915	2,575,478

		13,736,166

Asset Management & Custody Banks—2.03%

Ameriprise Financial, Inc.	33,159	2,030,326

Bank of New York Mellon Corp. (The)	70,291	1,975,880

BlackRock, Inc.	10,083	2,072,661

Federated Investors, Inc. -Class B	78,928	2,022,925

Franklin Resources, Inc.	17,421	2,257,413

Invesco Ltd. (c)	81,692	2,015,342

Janus Capital Group, Inc.	170,879	1,765,180

Legg Mason, Inc.	60,598	2,050,636

Northern Trust Corp.	40,649	1,983,265

State Street Corp.	45,752	2,094,069

T. Rowe Price Group, Inc.	32,615	2,064,529

		22,332,226

Auto Parts & Equipment—0.18%

Johnson Controls, Inc.	51,393	2,035,163

Automobile Manufacturers—0.19%

Ford Motor Co. (b)	140,099	2,090,277

Automotive Retail—0.77%

AutoNation, Inc. (b)	60,980	2,140,398

AutoZone, Inc. (b)	7,719	2,269,386

CarMax, Inc. (b)	61,293	1,817,950

O’Reilly Automotive, Inc. (b)	36,597	2,199,846

		8,427,580

Biotechnology—1.13%

Amgen, Inc. (b)	38,346	2,321,467

Biogen Idec, Inc. (b)	29,196	2,765,737

Celgene Corp. (b)	38,317	2,333,889

Cephalon, Inc. (b)	36,302	2,892,906

Gilead Sciences, Inc. (b)	50,561	2,110,416

		12,424,415

Brewers—0.20%

Molson Coors Brewing Co. -Class B	46,937	2,189,611

Broadcasting—0.62%

CBS Corp. -Class B	87,389	2,442,523

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Broadcasting—(continued)

Discovery Communications, Inc. -Class A (b)	51,733	$2,253,489

Scripps Networks Interactive, Inc. -Class A	41,624	2,099,098

		6,795,110

Building Products—0.19%

Masco Corp.	145,523	2,073,703

Cable & Satellite—0.80%

Cablevision Systems Corp. -Class A	58,050	2,061,936

Comcast Corp. -Class A	85,081	2,147,445

DIRECTV -Class A (b)	45,313	2,277,431

Time Warner Cable, Inc.	29,910	2,309,650

		8,796,462

Casinos & Gaming—0.43%

International Game Technology	127,515	2,198,359

Wynn Resorts Ltd.	17,430	2,553,843

		4,752,202

Coal & Consumable Fuels—0.53%

CONSOL Energy, Inc.	37,642	1,929,905

Massey Energy Co.	32,673	2,156,418

Peabody Energy Corp.	28,913	1,774,102

		5,860,425

Commercial Printing—0.22%

R. R. Donnelley & Sons Co.	114,498	2,443,387

Communications Equipment—1.72%

Cisco Systems, Inc.	118,439	1,989,775

F5 Networks, Inc. (b)	20,945	2,378,933

Harris Corp.	43,638	2,157,463

JDS Uniphase Corp. (b)	107,240	2,165,176

Juniper Networks, Inc. (b)	50,423	1,845,986

Motorola Mobility Holdings, Inc. (b)	77,276	1,942,719

Motorola Solutions, Inc. (b)	48,763	2,334,285

QUALCOMM, Inc.	39,258	2,300,126

Tellabs, Inc.	406,825	1,859,190

		18,973,653

Computer & Electronics Retail—0.64%

Best Buy Co., Inc.	64,384	2,044,836

GameStop Corp. -Class A (b)	96,853	2,709,947

RadioShack Corp.	143,975	2,269,046

		7,023,829

Computer Hardware—0.56%

Apple, Inc. (b)	6,139	2,135,328

Dell, Inc. (b)	139,906	2,249,689

Hewlett-Packard Co.	49,129	1,836,442

		6,221,459

Computer Storage & Peripherals—0.97%

EMC Corp. (b)	79,206	2,254,995

Lexmark International, Inc. -Class A (b)	56,436	1,680,664

NetApp, Inc. (b)	41,693	2,283,526

SanDisk Corp. (b)	46,872	2,227,357

Western Digital Corp. (b)	59,900	2,195,335

		10,641,877

Construction & Engineering—0.53%

Fluor Corp.	29,288	2,018,822

Jacobs Engineering Group, Inc. (b)	41,719	1,921,577

Quanta Services, Inc. (b)	93,723	1,851,029

		5,791,428

Construction & Farm Machinery & Heavy Trucks—0.93%

Caterpillar, Inc.	19,322	2,044,268

Cummins, Inc.	20,316	2,138,056

Deere & Co.	22,530	1,939,382

Joy Global, Inc.	22,074	1,978,934

PACCAR, Inc.	41,891	2,094,550

		10,195,190

Construction Materials—0.17%

Vulcan Materials Co.	47,188	1,910,642

Consumer Electronics—0.19%

Harman International Industries, Inc.	43,656	2,094,178

Consumer Finance—0.82%

American Express Co.	45,959	2,371,485

Capital One Financial Corp.	39,765	2,160,830

Discover Financial Services	92,274	2,199,812

SLM Corp.	137,723	2,346,800

		9,078,927

Data Processing & Outsourced Services—1.74%

Automatic Data Processing, Inc.	41,169	2,268,824

Computer Sciences Corp.	42,927	1,712,358

Fidelity National Information Services, Inc.	65,696	2,114,097

Fiserv, Inc. (b)	33,822	2,182,196

MasterCard, Inc. -Class A	8,399	2,410,933

Paychex, Inc.	64,241	2,074,984

Total System Services, Inc.	114,240	2,124,864

Visa, Inc. -Class A	28,423	2,303,968

Western Union Co.	96,256	1,979,023

		19,171,247

Department Stores—0.97%

JC Penney Co., Inc.	56,047	1,985,745

Kohl’s Corp.	38,469	2,048,090

Macy’s, Inc.	88,301	2,550,133

Nordstrom, Inc.	49,117	2,300,149

Sears Holdings Corp. (b)	24,813	1,761,723

		10,645,840

Distillers & Vintners—0.42%

Brown-Forman Corp. -Class B	30,530	2,212,814

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Distillers & Vintners—(continued)

Constellation Brands, Inc. -Class A (b)	110,509	$2,426,778

		4,639,592

Distributors—0.19%

Genuine Parts Co.	39,212	2,148,818

Diversified Banks—0.52%

Comerica, Inc.	53,718	1,939,757

U.S. Bancorp	76,174	1,950,054

Wells Fargo & Co.	63,777	1,809,354

		5,699,165

Diversified Chemicals—0.97%

Dow Chemical Co. (The)	56,625	2,045,861

E. I. du Pont de Nemours and Co.	38,310	2,041,923

Eastman Chemical Co.	21,641	2,290,700

FMC Corp.	26,391	2,226,081

PPG Industries, Inc.	23,210	2,058,727

		10,663,292

Diversified Metals & Mining—0.38%

Freeport-McMoRan Copper & Gold, Inc.	39,205	2,024,546

Titanium Metals Corp.	116,804	2,187,739

		4,212,285

Diversified REIT’s—0.21%

Vornado Realty Trust	23,618	2,323,539

Diversified Support Services—0.44%

Cintas Corp.	73,023	2,398,805

Iron Mountain, Inc.	70,757	2,406,446

		4,805,251

Drug Retail—0.41%

CVS Caremark Corp.	60,399	2,336,837

Walgreen Co.	49,622	2,165,008

		4,501,845

Education Services—0.38%

Apollo Group, Inc. -Class A (b)	50,348	2,069,806

DeVry, Inc.	39,649	2,135,099

		4,204,905

Electric Utilities—2.63%

American Electric Power Co., Inc.	60,042	2,293,604

Duke Energy Corp.	115,147	2,159,006

Edison International	56,847	2,237,498

Entergy Corp.	30,926	2,107,607

Exelon Corp.	50,713	2,122,339

FirstEnergy Corp.	55,587	2,480,292

NextEra Energy, Inc.	38,477	2,229,742

Northeast Utilities	60,292	2,124,690

Pepco Holdings, Inc.	112,344	2,243,510

Pinnacle West Capital Corp.	49,023	2,218,781

PPL Corp.	82,555	2,327,226

Progress Energy, Inc.	45,928	2,187,091

Southern Co.	54,865	2,198,989

		28,930,375

Electrical Components & Equipment—0.53%

Emerson Electric Co.	35,526	1,937,943

Rockwell Automation, Inc.	23,068	1,917,182

Roper Industries, Inc.	24,123	2,013,547

		5,868,672

Electronic Components—0.36%

Amphenol Corp. -Class A	36,803	1,989,570

Corning, Inc.	97,833	1,971,335

		3,960,905

Electronic Equipment & Instruments—0.21%

FLIR Systems, Inc.	63,458	2,294,007

Electronic Manufacturing Services—0.42%

Jabil Circuit, Inc.	109,201	2,356,558

Molex, Inc.	83,403	2,282,740

		4,639,298

Environmental & Facilities Services—0.59%

Republic Services, Inc.	69,355	2,186,070

Stericycle, Inc. (b)	23,817	2,121,856

Waste Management, Inc.	55,587	2,161,223

		6,469,149

Fertilizers & Agricultural Chemicals—0.42%

CF Industries Holdings, Inc.	15,934	2,450,330

Monsanto Co.	29,923	2,125,730

		4,576,060

Food Distributors—0.21%

Sysco Corp.	73,287	2,360,574

Food Retail—0.81%

Kroger Co. (The)	85,081	2,111,710

Safeway, Inc.	90,505	2,235,474

SUPERVALU, Inc.	249,698	2,561,901

Whole Foods Market, Inc.	33,587	2,054,181

		8,963,266

Footwear—0.20%

NIKE, Inc. -Class B	26,163	2,209,465

Gas Utilities—0.40%

Nicor, Inc.	38,440	2,112,662

ONEOK, Inc.	31,698	2,253,411

		4,366,073

General Merchandise Stores—0.53%

Big Lots, Inc. (b)	49,392	1,650,187

Family Dollar Stores, Inc.	39,603	2,207,471

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

General Merchandise Stores—(continued)

Target Corp.	40,609	$2,011,364

		5,869,022

Gold—0.20%

Newmont Mining Corp.	39,890	2,256,577

Health Care Distributors—0.82%

AmerisourceBergen Corp.	54,424	2,243,357

Cardinal Health, Inc.	50,186	2,279,448

McKesson Corp.	26,052	2,230,312

Patterson Cos., Inc.	64,302	2,223,885

		8,977,002

Health Care Equipment—2.58%

Baxter International, Inc.	39,205	2,333,482

Becton, Dickinson and Co.	26,397	2,311,057

Boston Scientific Corp. (b)	281,951	2,024,408

C.R. Bard, Inc.	21,310	2,382,032

CareFusion Corp. (b)	75,048	2,174,891

Covidien PLC (Ireland)	39,311	2,162,105

Edwards Lifesciences Corp. (b)	22,996	2,040,435

Intuitive Surgical, Inc. (b)	6,405	2,235,345

Medtronic, Inc.	54,119	2,202,643

St. Jude Medical, Inc.	42,213	2,138,933

Stryker Corp.	32,997	2,059,013

Varian Medical Systems, Inc. (b)	30,865	2,084,622

Zimmer Holdings, Inc. (b)	33,659	2,280,734

		28,429,700

Health Care Facilities—0.17%

Tenet Healthcare Corp. (b)	289,594	1,847,610

Health Care Services—1.03%

DaVita, Inc. (b)	25,448	2,138,904

Express Scripts, Inc. (b)	38,957	2,320,279

Laboratory Corp. of America Holdings (b)	23,333	2,352,666

Medco Health Solutions, Inc. (b)	38,166	2,284,617

Quest Diagnostics, Inc.	37,775	2,206,816

		11,303,282

Health Care Supplies—0.21%

DENTSPLY International, Inc.	57,655	2,262,382

Health Care Technology—0.21%

Cerner Corp. (b)	19,689	2,364,649

Home Entertainment Software—0.24%

Electronic Arts, Inc. (b)	109,201	2,665,596

Home Furnishings—0.21%

Leggett & Platt, Inc.	88,842	2,294,789

Home Improvement Retail—0.36%

Home Depot, Inc. (The)	56,389	2,045,793

Lowe’s Cos., Inc.	77,482	1,870,415

		3,916,208

Homebuilding—0.58%
D.R. Horton, Inc.	170,592	2,077,811

Lennar Corp. -Class A	103,204	1,958,812

Pulte Group, Inc. (b)	285,119	2,406,404

		6,443,027

Homefurnishing Retail—0.22%

Bed Bath & Beyond, Inc. (b)	44,538	2,400,153

Hotels, Resorts & Cruise Lines—0.77%

Carnival Corp.	51,224	1,988,003

Marriott International, Inc. -Class A	53,464	2,021,474

Starwood Hotels & Resorts Worldwide, Inc.	35,115	2,141,313

Wyndham Worldwide Corp.	66,667	2,320,678

		8,471,468

Household Appliances—0.38%

Stanley Black & Decker, Inc.	27,259	2,013,895

Whirlpool Corp.	25,343	2,123,743

		4,137,638

Household Products—0.80%

Clorox Co. (The)	29,501	2,079,230

Colgate-Palmolive Co.	26,380	2,309,041

Kimberly-Clark Corp.	31,575	2,156,573

Procter & Gamble Co. (The)	33,498	2,244,366

		8,789,210

Housewares & Specialties—0.37%

Fortune Brands, Inc.	33,765	2,185,608

Newell Rubbermaid, Inc.	107,581	1,916,018

		4,101,626

Human Resource & Employment Services—0.17%

Robert Half International, Inc.	68,282	1,882,535

Hypermarkets & Super Centers—0.41%

Costco Wholesale Corp.	28,729	2,369,568

Wal-Mart Stores, Inc.	39,403	2,175,834

		4,545,402

Independent Power Producers & Energy Traders—0.64%

AES Corp. (The) (b)	164,910	2,137,234

Constellation Energy Group, Inc.	66,211	2,461,725

NRG Energy, Inc. (b)	97,975	2,425,861

		7,024,820

Industrial Conglomerates—0.59%

3M Co.	22,814	2,153,185

General Electric Co.	105,456	2,071,156

Tyco International Ltd.	46,242	2,282,043

		6,506,384

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Industrial Gases—0.60%

Air Products & Chemicals, Inc.	23,068	$2,193,536

Airgas, Inc.	32,694	2,258,502

Praxair, Inc.	20,897	2,211,738

		6,663,776

Industrial Machinery—1.72%

Danaher Corp.	40,270	2,195,923

Dover Corp.	32,049	2,154,654

Eaton Corp.	39,228	2,026,911

Flowserve Corp.	16,597	2,012,054

Illinois Tool Works, Inc.	37,593	2,154,831

Ingersoll-Rand PLC (Ireland)	43,553	2,173,295

Pall Corp.	35,847	2,011,017

Parker Hannifin Corp.	22,883	2,033,154

Snap-On, Inc.	35,206	2,123,626

		18,885,465

Industrial REIT’s—0.21%

ProLogis	137,350	2,274,516

Insurance Brokers—0.38%

Aon Corp.	39,062	2,037,083

Marsh & McLennan Cos., Inc.	69,545	2,132,945

		4,170,028

Integrated Oil & Gas—1.33%

Chevron Corp.	19,747	2,071,658

ConocoPhillips	26,940	1,972,547

Exxon Mobil Corp.	25,108	2,095,765

Hess Corp.	25,505	2,015,660

Marathon Oil Corp.	40,887	2,214,849

Murphy Oil Corp.	29,162	2,008,970

Occidental Petroleum Corp.	20,644	2,226,455

		14,605,904

Integrated Telecommunication Services—0.98%

AT&T, Inc.	72,657	2,293,055

CenturyLink, Inc.	48,530	2,096,011

Frontier Communications Corp.	249,698	2,209,827

Verizon Communications, Inc.	56,641	2,091,752

Windstream Corp.	157,003	2,111,690

		10,802,335

Internet Retail—0.92%

Amazon.com, Inc. (b)	12,544	2,467,280

Expedia, Inc.	95,217	2,667,028

Netflix, Inc. (b)	9,694	2,625,135

Priceline.com, Inc. (b)	4,515	2,326,083

		10,085,526

Internet Software & Services—1.10%

Akamai Technologies, Inc. (b)	56,093	1,903,516

eBay, Inc. (b)	66,623	2,076,639

Google, Inc. -Class A (b)	3,618	1,913,994

Monster Worldwide, Inc. (b)	133,908	2,064,862

VeriSign, Inc. (b)	58,001	2,031,195

Yahoo!, Inc. (b)	126,640	2,095,892

		12,086,098

Investment Banking & Brokerage—0.71%

Charles Schwab Corp. (The)	115,606	2,082,064

E*TRADE Financial Corp. (b)	134,351	2,124,089

Goldman Sachs Group, Inc. (The)	12,690	1,785,864

Morgan Stanley	74,008	1,788,033

		7,780,050

IT Consulting & Other Services—0.79%

Cognizant Technology Solutions Corp. -Class A (b)	27,362	2,080,607

International Business Machines Corp.	13,022	2,199,806

SAIC, Inc. (b)	121,052	2,125,673

Teradata Corp. (b)	41,135	2,294,922

		8,701,008

Leisure Products—0.38%

Hasbro, Inc.	43,864	2,006,340

Mattel, Inc.	82,388	2,174,631

		4,180,971

Life & Health Insurance—1.29%

Aflac, Inc.	40,064	1,914,659

Lincoln National Corp.	68,674	2,015,582

MetLife, Inc.	46,116	2,033,716

Principal Financial Group, Inc.	63,938	1,999,341

Prudential Financial, Inc.	33,481	2,135,418

Torchmark Corp.	31,346	2,078,240

Unum Group	79,082	2,080,647

		14,257,603

Life Sciences Tools & Services—1.05%

Agilent Technologies, Inc. (b)	47,276	2,357,654

Life Technologies Corp. (b)	40,399	2,099,536

PerkinElmer, Inc.	79,298	2,195,762

Thermo Fisher Scientific, Inc. (b)	38,608	2,526,893

Waters Corp. (b)	24,291	2,394,121

		11,573,966

Managed Health Care—1.32%

Aetna, Inc.	57,819	2,525,534

CIGNA Corp.	48,787	2,433,983

Coventry Health Care, Inc. (b)	67,465	2,373,419

Humana, Inc.	31,274	2,518,495

UnitedHealth Group, Inc.	47,653	2,332,614

WellPoint, Inc.	30,457	2,380,824

		14,564,869

Metal & Glass Containers—0.41%

Ball Corp.	59,201	2,339,031

Owens-Illinois, Inc. (b)	68,674	2,205,809

		4,544,840

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Motorcycle Manufacturers—0.17%

Harley-Davidson, Inc.	50,385	$1,872,307

Movies & Entertainment—0.80%
News Corp. -Class A	124,314	2,279,919

Time Warner, Inc.	58,468	2,129,989

Viacom, Inc. -Class B	46,189	2,328,388

Walt Disney Co. (The)	49,237	2,049,736

		8,788,032

Multi-Line Insurance—0.86%

American International Group, Inc. (b)	58,084	1,655,394

Assurant, Inc.	51,972	1,922,444

Genworth Financial, Inc. -Class A (b)	159,095	1,767,545

Hartford Financial Services Group, Inc. (The)	79,641	2,122,433

Loews Corp.	48,173	2,024,230

		9,492,046

Multi-Sector Holdings—0.19%

Leucadia National Corp.	58,892	2,088,310

Multi-Utilities—2.98%

Ameren Corp.	74,937	2,226,378

CenterPoint Energy, Inc.	121,778	2,353,969

CMS Energy Corp.	107,353	2,140,619

Consolidated Edison, Inc.	41,002	2,175,566

Dominion Resources, Inc.	46,369	2,212,729

DTE Energy Co.	43,164	2,228,126

Integrys Energy Group, Inc.	41,319	2,162,636

NiSource, Inc.	109,555	2,223,966

PG&E Corp.	47,111	2,043,675

Public Service Enterprise Group, Inc.	66,711	2,234,818

SCANA Corp.	52,728	2,144,448

Sempra Energy	39,495	2,178,939

TECO Energy, Inc.	114,433	2,197,114

Wisconsin Energy Corp.	68,558	2,143,809

Xcel Energy, Inc.	86,569	2,141,717

		32,808,509

Office Electronics—0.19%

Xerox Corp.	200,598	2,048,106

Office REIT’s—0.22%

Boston Properties, Inc.	22,180	2,403,203

Office Services & Supplies—0.37%

Avery Dennison Corp.	49,392	2,091,257

Pitney Bowes, Inc.	83,164	1,986,788

		4,078,045

Oil & Gas Drilling—0.92%

Diamond Offshore Drilling, Inc.	26,777	1,972,662

Helmerich & Payne, Inc.	33,180	2,079,722

Nabors Industries Ltd. (b)	75,975	2,118,943

Noble Corp.	46,850	1,961,609

Rowan Cos., Inc. (b)	50,211	1,990,866

		10,123,802

Oil & Gas Equipment & Services—1.10%

Baker Hughes, Inc.	29,635	2,190,915

Cameron International Corp. (b)	34,348	1,637,026

FMC Technologies, Inc. (b)	44,848	2,001,566

Halliburton Co.	45,939	2,303,841

National Oilwell Varco, Inc.	26,428	1,918,144

Schlumberger Ltd.	23,623	2,024,964

		12,076,456

Oil & Gas Exploration & Production—2.67%

Anadarko Petroleum Corp.	26,271	2,089,070

Apache Corp.	16,901	2,105,865

Cabot Oil & Gas Corp.	41,882	2,460,567

Chesapeake Energy Corp.	60,834	1,906,538

Denbury Resources, Inc. (b)	87,995	1,932,370

Devon Energy Corp.	22,520	1,893,256

EOG Resources, Inc.	18,808	2,052,705

EQT Corp.	43,312	2,346,644

Newfield Exploration Co. (b)	28,170	2,101,200

Noble Energy, Inc.	21,755	2,027,566

Pioneer Natural Resources Co.	20,563	1,888,095

QEP Resources, Inc.	51,852	2,255,562

Range Resources Corp.	38,793	2,169,305

Southwestern Energy Co. (b)	49,368	2,160,837

		29,389,580

Oil & Gas Refining & Marketing—0.54%

Sunoco, Inc.	46,710	1,891,288

Tesoro Corp. (b)	82,455	2,011,902

Valero Energy Corp.	74,252	2,041,930

		5,945,120

Oil & Gas Storage & Transportation—0.61%

El Paso Corp.	117,547	2,474,365

Spectra Energy Corp.	78,048	2,153,344

Williams Cos., Inc. (The)	68,374	2,146,260

		6,773,969

Other Diversified Financial Services—0.50%

Bank of America Corp.	144,591	1,698,944

Citigroup, Inc.	45,112	1,856,371

JPMorgan Chase & Co.	44,382	1,919,078

		5,474,393

Packaged Foods & Meats—2.86%

Campbell Soup Co.	60,598	2,105,781

ConAgra Foods, Inc.	89,154	2,267,186

Dean Foods Co. (b)	200,598	2,784,300

General Mills, Inc.	55,389	2,202,821

H.J. Heinz Co.	41,454	2,276,654

Hershey Co. (The)	37,684	2,100,129

Hormel Foods Corp.	73,419	2,153,379

J M Smucker Co. (The)	28,822	2,285,008

Kellogg Co.	37,475	2,135,700

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Packaged Foods & Meats—(continued)

Kraft Foods, Inc. -Class A	65,506	$2,290,745

McCormick & Co., Inc.	41,548	2,085,294

Mead Johnson Nutrition Co.	36,315	2,461,794

Sara Lee Corp.	119,555	2,337,300

Tyson Foods, Inc. -Class A	106,507	2,025,763

		31,511,854

Paper Packaging—0.38%

Bemis Co., Inc.	63,917	2,116,931

Sealed Air Corp.	78,592	2,018,243

		4,135,174

Paper Products—0.43%

International Paper Co.	75,551	2,358,702

MeadWestvaco Corp.	70,536	2,399,635

		4,758,337

Personal Products—0.42%

Avon Products, Inc.	76,346	2,268,239

Estee Lauder Cos., Inc. (The) -Class A	22,719	2,328,925

		4,597,164

Pharmaceuticals—2.28%

Abbott Laboratories	42,372	2,213,937

Allergan, Inc.	28,896	2,390,566

Bristol-Myers Squibb Co.	78,898	2,269,106

Eli Lilly and Co.	58,875	2,265,510

Forest Laboratories, Inc. (b)	66,340	2,389,567

Hospira, Inc. (b)	39,197	2,167,202

Johnson & Johnson	34,659	2,332,204

Merck & Co., Inc.	63,617	2,337,925

Mylan, Inc. (b)	93,723	2,206,708

Pfizer, Inc. (d)	100,596	2,157,784

Watson Pharmaceuticals, Inc. (b)	37,385	2,405,725

		25,136,234

Property & Casualty Insurance—1.54%

ACE Ltd. (Switzerland)	33,371	2,296,592

Allstate Corp. (The)	65,169	2,045,003

Berkshire Hathaway, Inc. -Class B (b)	24,317	1,922,745

Chubb Corp. (The)	34,957	2,292,830

Cincinnati Financial Corp.	62,270	1,894,253

Progressive Corp. (The)	98,212	2,126,290

Travelers Cos., Inc. (The)	34,963	2,170,503

XL Group PLC (Ireland)	92,400	2,186,184

		16,934,400

Publishing—0.55%

Gannett Co., Inc.	133,205	1,899,504

McGraw-Hill Cos., Inc. (The)	53,492	2,271,805

Washington Post Co. (The) -Class B	4,668	1,916,634

		6,087,943

Railroads—0.60%

CSX Corp.	26,633	2,111,997

Norfolk Southern Corp.	30,627	2,245,265

Union Pacific Corp.	21,363	2,242,474

		6,599,736

Real Estate Services—0.18%

CB Richard Ellis Group, Inc. -Class A (b)	76,174	2,013,279

Regional Banks—2.00%

BB&T Corp.	75,159	2,069,879

Fifth Third Bancorp	144,694	1,889,704

First Horizon National Corp.	178,230	1,873,197

Huntington Bancshares, Inc.	303,446	2,002,744

KeyCorp	227,584	1,927,636

M&T Bank Corp.	23,181	2,046,882

Marshall & Ilsley Corp.	265,714	2,125,712

PNC Financial Services Group, Inc.	32,345	2,018,975

Regions Financial Corp.	285,922	2,018,609

SunTrust Banks, Inc.	68,605	1,929,859

Zions Bancorp.	88,920	2,118,964

		22,022,161

Research & Consulting Services—0.38%

Dun & Bradstreet Corp. (The)	26,079	2,091,797

Equifax, Inc.	56,484	2,134,530

		4,226,327

Residential REIT’s—0.62%

Apartment Investment & Management Co. -Class A	82,589	2,207,604

AvalonBay Communities, Inc.	17,283	2,299,849

Equity Residential	37,119	2,295,068

		6,802,521

Restaurants—1.02%

Chipotle Mexican Grill, Inc. (b)	8,106	2,343,201

Darden Restaurants, Inc.	43,949	2,226,017

McDonald’s Corp.	27,812	2,267,791

Starbucks Corp.	58,067	2,136,285

Yum! Brands, Inc.	39,804	2,201,957

		11,175,251

Retail REIT’s—0.41%

Kimco Realty Corp.	114,822	2,240,177

Simon Property Group, Inc.	19,541	2,307,011

		4,547,188

Semiconductor Equipment—0.87%

Applied Materials, Inc.	136,795	1,885,035

KLA-Tencor Corp.	45,333	1,953,852

MEMC Electronic Materials, Inc. (b)	164,910	1,734,853

Novellus Systems, Inc. (b)	57,589	2,088,753

Teradyne, Inc. (b)	119,837	1,918,591

		9,581,084

Semiconductors—2.88%

Advanced Micro Devices, Inc. (b)	237,433	2,060,918

Altera Corp.	51,006	2,452,878

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Semiconductors—(continued)

Analog Devices, Inc.	53,676	$2,209,841

Broadcom Corp. -Class A (b)	51,173	1,841,205

First Solar, Inc. (b)	13,564	1,685,327

Intel Corp. (d)	101,858	2,292,824

Linear Technology Corp.	62,539	2,163,224

LSI Corp. (b)	317,692	2,379,513

Microchip Technology, Inc.	56,863	2,247,794

Micron Technology, Inc. (b)	201,594	2,056,259

National Semiconductor Corp.	145,837	3,577,382

NVIDIA Corp. (b)	115,213	2,308,868

Texas Instruments, Inc.	60,852	2,148,076

Xilinx, Inc.	63,897	2,279,845

		31,703,954

Soft Drinks—0.81%

Coca-Cola Co. (The)	32,376	2,163,041

Coca-Cola Enterprises, Inc.	78,653	2,272,285

Dr. Pepper Snapple Group, Inc.	53,591	2,207,949

PepsiCo, Inc.	32,099	2,282,881

		8,926,156

Specialized Consumer Services—0.19%

H&R Block, Inc.	126,325	2,046,465

Specialized Finance—0.97%

CME Group, Inc.	7,103	2,029,753

IntercontinentalExchange, Inc. (b)	16,269	1,962,855

Moody’s Corp.	62,927	2,511,417

NASDAQ OMX Group, Inc. (The) (b)	81,889	2,089,807

NYSE Euronext	58,688	2,136,830

		10,730,662

Specialized REIT’s—1.30%

HCP, Inc.	53,633	2,034,836

Health Care REIT, Inc.	39,273	2,088,931

Host Hotels & Resorts, Inc.	116,135	2,041,653

Plum Creek Timber Co., Inc.	47,486	1,924,133

Public Storage	18,862	2,232,129

Ventas, Inc.	38,808	2,188,771

Weyerhaeuser Co.	83,232	1,792,817

		14,303,270

Specialty Chemicals—0.82%

Ecolab, Inc.	42,523	2,333,662

International Flavors & Fragrances, Inc.	33,969	2,176,054

Sherwin-Williams Co. (The)	25,108	2,205,487

Sigma-Aldrich Corp.	32,741	2,301,365

		9,016,568

Specialty Stores—0.40%

Staples, Inc.	102,012	1,715,842

Tiffany & Co.	35,433	2,680,861

		4,396,703

Steel—0.91%

AK Steel Holding Corp.	132,943	2,034,028

Allegheny Technologies, Inc.	33,344	2,234,048

Cliffs Natural Resources, Inc.	23,081	2,093,447

Nucor Corp.	44,744	1,894,461

United States Steel Corp.	37,994	1,751,903

		10,007,887

Systems Software—1.21%

BMC Software, Inc. (b)	42,416	2,368,085

CA, Inc.	88,764	2,077,078

Microsoft Corp. (d)	81,856	2,047,218

Oracle Corp.	65,995	2,258,349

Red Hat, Inc. (b)	51,905	2,263,058

Symantec Corp. (b)	117,547	2,298,044

		13,311,832

Thrifts & Mortgage Finance—0.37%

Hudson City Bancorp, Inc.	205,263	1,874,051

People’s United Financial, Inc.	162,925	2,175,049

		4,049,100

Tires & Rubber—0.22%

Goodyear Tire & Rubber Co. (The) (b)	136,980	2,428,655

Tobacco—0.89%

Altria Group, Inc.	81,856	2,296,879

Lorillard, Inc.	23,303	2,686,370

Philip Morris International, Inc.	32,890	2,359,857

Reynolds American, Inc.	60,652	2,412,737

		9,755,843

Trading Companies & Distributors—0.41%

Fastenal Co.	66,632	2,210,850

W.W. Grainger, Inc.	14,978	2,262,726

		4,473,576

Trucking—0.21%

Ryder System, Inc.	42,460	2,335,300

Wireless Telecommunication Services—0.64%

American Tower Corp. -Class A (b)	40,103	2,224,915

MetroPCS Communications, Inc. (b)	135,970	2,433,863

Sprint Nextel Corp. (b)	401,991	2,351,647

		7,010,425

Total Common Stocks & Other Equity Interests (Cost $489,558,728)		1,080,090,540

Money Market Funds—1.70%

Liquid Assets Portfolio — Institutional Class (e)	9,376,933	9,376,933

Premier Portfolio — Institutional Class (e)	9,376,933	9,376,933

Total Money Market Funds (Cost $18,753,866)		18,753,866

TOTAL INVESTMENTS—99.83% (Cost $508,312,594)		1,098,844,406

OTHER ASSETS LESS LIABILITIES—0.17%		1,918,035

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

NET ASSETS—100%		$1,100,762,441

Investment Abbreviations:
REIT                 — Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 3.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 4.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Equally-Weighted S&P 500 Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco Equally-Weighted S&P 500 Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,098,844,406	$—	$—	$1,098,844,406

Futures*	111,288	—	—	111,288

Total Investments	$1,098,955,694	$—	$—	$1,098,955,694

*	Unrealized appreciation.
NOTE 3 — Investment in Affiliate
The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in and earnings from investments in Invesco Ltd. for the nine months ended May 31, 2011.

				Change in	Realized
	Value	Purchases	Proceeds	Unrealized	Gain	Value	Dividend
	08/31/10	at Cost	from Sales	Appreciation	(Loss)	05/31/11	Income

Invesco Ltd.	$1,748,514	$74,979	$(446,573)	$671,889	$(60,798)	$2,015,342	$29,487

NOTE 4 — Derivative Instruments

Open Futures Contracts
	Number of	Month/		Unrealized
Contract	Contracts	Commitment	Value	Appreciation

S&P 500 E-Mini	307	June-2011/Long	$20,628,865	$111,288

Invesco Equally-Weighted S&P 500 Fund

NOTE 5 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2011 was $155,690,822 and $228,977,167, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$552,790,702

Aggregate unrealized (depreciation) of investment securities	(3,565,487)

Net unrealized appreciation of investment securities	$549,225,215

Cost of investments for tax purposes is $549,619,191.
Invesco Equally-Weighted S&P 500 Fund

Invesco Floating Rate Fund Quarterly Schedule of Portfolio Holdings May 31, 2011

Schedule of Investments(a)
May 31, 2011
(Unaudited)

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Senior Secured Floating Rate Interest Loans—94.88%(b)(c)

Advertising—0.46%

Acosta Sales & Marketing Co., Term Loan B	4.75%	03/01/18	$1,861,220	$1,867,762

Advantage Sales & Marketing Inc.
First Lien Term Loan B	5.25%	12/17/17	1,581,027	1,589,589

Second Lien Term Loan	9.25%	06/18/18	530,670	541,947

Affinion Group, Inc., Term Loan B	5.00%	10/10/16	717,110	718,584

Lamar Media Corp., Term Loan B	4.00%	12/30/16	172,129	173,420

Valassis Communications, Inc.
Delay Draw Term Loan	2.56%	03/02/14	67,952	68,003

Term Loan B	2.56%	03/02/14	203,155	203,307

				5,162,612

Aerospace & Defense—1.92%

Aero Technology Supply
Revolver Loan	11.25%	03/12/13	497,455	489,993

Term Loan	11.25%	03/12/13	565,174	555,284

Term Loan	10.75%	03/12/15	1,267,973	1,198,234

ARINC Inc., Second Lien Term Loan	6.20%	10/25/15	1,142,269	1,113,712

Avio S.p.A.
Facility Term Loan B2(d)	—	12/13/14	945,779	925,090

Facility Term Loan C2(d)	—	12/13/15	1,008,253	991,239

Dubai Aerospace Enterprise
Term Loan B1	5.28%	07/31/14	270,718	271,959

Term Loan B2	5.25 - 5.28%	07/31/14	260,792	261,988

DynCorp International, Term Loan	6.25%	07/07/16	1,880,835	1,896,117

Hawker Beechcraft Corp., Term Loan	2.19 - 2.31%	03/26/14	964,892	849,627

IAP Worldwide Services, Inc., Term Loan B	8.25%	12/30/12	3,305,218	3,308,324

Sequa Corp., Term Loan B	3.50 - 3.56%	12/03/14	5,312,579	5,253,928

SI Organization, Inc., Term Loan B	4.50%	11/22/16	668,174	673,973

TransDigm Group Inc., Term Loan B	4.00%	02/14/17	2,110,288	2,121,947

Wesco Aircraft Hardware Corp., Term Loan B	4.25%	04/07/17	521,042	524,734

Wyle Laboratories, Inc., Term Loan	5.75%	03/26/17	976,010	980,158

				21,416,307

Agricultural Products—0.01%

Darling International Inc., Term Loan	5.00%	12/16/16	110,418	111,453

Air Freight & Logistics—0.13%

CEVA Group PLC, Term Loan B	0.21 - 5.27%	08/31/16	1,476,033	1,455,737

Airlines—0.47%

Delta Air Lines, Inc.
Revolver Loan(e)	0%	03/28/13	1,500,000	1,447,815

Term Loan B	4.25%	03/07/16	1,630,021	1,602,001

Term Loan B	5.50%	04/20/17	2,208,640	2,189,314

				5,239,130

Airport Services—0.96%

Dollar Thrifty Automotive Group, Inc., Term Loan	2.69%	06/15/13	1,165,000	1,167,913

Hertz Corp.
LOC	3.75%	03/11/18	551,589	544,694

Term Loan B	3.75%	03/11/18	8,954,498	8,966,945

				10,679,552
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Alternative Carriers—1.24%

Level 3 Communications, Inc.
Add On Term Loan B	11.50%	03/13/14	$204,533	$218,509

Term Loan	2.53%	03/13/14	13,903,226	13,601,526

				13,820,035

Aluminum—0.01%

Noranda Aluminum, Inc., Term Loan B	1.94%	05/18/14	149,035	147,793

Apparel Retail—1.57%

Destination Maternity Corp., Term Loan B	2.44 — 4.25%	03/13/13	104,305	103,000

DSW Inc., Term Loan	4.19%	03/02/12	3,000,000	2,872,500

J. Crew Group, Inc., Term Loan B	4.75%	03/07/18	6,631,988	6,515,928

Neiman Marcus, Inc., Term Loan B3	4.75%	05/16/18	8,088,140	8,040,137

				17,531,565

Apparel, Accessories & Luxury Goods—0.39%

Levi Strauss & Co., Term Loan	2.44%	03/27/14	3,000,000	2,950,005

Phillips Van Heusen Corp.
Term Loan B(d)	—	05/06/16	402,257	407,679

Term Loan B	3.50%	05/06/16	982,601	995,846

				4,353,530

Application Software—0.08%

Rovi Corp.
Term Loan A	2.70%	02/07/16	588,819	588,819

Term Loan B	4.00%	02/07/18	338,404	340,730

				929,549

Auto Parts & Equipment—2.99%

Armored AutoGroup Inc., Term Loan B	6.00%	11/05/16	1,038,833	1,043,056

Delphi Corp., Tranche B	3.50%	03/31/17	1,438,247	1,448,436

Federal-Mogul Corp.
Delay Draw Term Loan C2	2.13 — 2.15%	12/27/15	4,799,847	4,635,189

Term Loan B	2.13 — 2.15%	12/27/14	7,244,750	6,996,218

Goodyear Tire & Rubber Co. (The), Second Lien Term Loan	1.94%	04/30/14	6,535,343	6,383,396

Key Safety Systems, Inc.
Revolver Loan(e)	0%	03/08/13	122,500	112,391

Revolver Loan	2.70%	03/08/13	1,877,500	1,722,569

Term Loan B(d)	—	03/08/14	363,067	344,460

Term Loan B	2.44 — 2.45%	03/08/14	2,978,723	2,826,064

Metaldyne, LLC, Term Loan B(d)	—	05/18/17	1,274,419	1,277,866

Pep Boys-Manny, Moe & Jack (The), Term Loan	2.31%	10/27/13	40,244	40,244

Sensata Technologies, Inc., Term Loan B	4.00%	05/12/18	2,157,017	2,163,704

Tenneco Automotive, Term Loan B	4.81%	06/03/16	2,580,500	2,605,015

Veyance Technologies, Inc.
First Lien Delay Draw Term Loan	2.70%	07/31/14	230,677	222,438

First Lien Term Loan	2.70%	07/31/14	1,573,855	1,517,645

				33,338,691

Automobile Manufacturers—1.24%

Ford Motor Co., Term Loan	2.95%	12/15/13	6,174,334	6,184,522

General Motors Co. LLC
Revolver Loan(e)	0%	10/27/15	2,256,330	2,074,413

Revolver Loan(d)	—	10/27/15	5,997,910	5,514,329

				13,773,264

Automotive Retail—0.48%

KAR Holdings, Inc., Term Loan B	5.00%	05/19/17	5,315,566	5,357,932

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Broadcasting—8.29%

Atlantic Broadband, Inc., Term Loan B	4.00%	03/08/16	$68,298	$68,682

Bresnan Communications, LLC, Term Loan B	4.50%	12/14/17	1,214,861	1,222,661

Cequel Communications, LLC, First Lien Term Loan	2.21%	11/05/13	1,439,785	1,434,386

Charter Communications, Inc.
Term Loan B1	2.19%	03/06/14	14,638	14,646

Term Loan C	3.56%	09/06/16	12,000,878	12,032,501

Citadel Broadcasting Corp., Term Loan B	4.25%	12/30/16	567,457	568,166

Clear Channel Communications, Inc.
Term Loan B(d)	—	01/29/16	7,656,250	6,727,930

Term Loan B	3.84%	01/29/16	7,533,744	6,620,277

CSC Holdings, Inc.
Incremental Term Loan B2	2.06%	03/29/16	1,170,951	1,173,680

Incremental Term Loan B3	2.06%	03/29/16	330,071	330,655

FoxCo Acquisition LLC, Term Loan B	4.75%	07/14/15	1,372,641	1,378,639

Gray Television Inc., Term Loan B	3.71%	12/31/14	102,220	101,703

Harron Communications, L.P., Term Loan B	5.25%	10/06/17	2,715,564	2,731,382

High Plains Broadcasting, LLC, Term Loan	9.00%	09/14/16	428,205	430,346

Insight Communications Co., Term Loan B	1.97 - 2.06%	04/06/14	1,070,444	1,058,819

Intelsat, Ltd., Tranche B	5.25%	04/02/18	6,449,721	6,501,222

Local TV LLC, Term Loan B	2.31%	05/07/13	870,679	855,286

Mediacom Communications Corp.
Add on Term Loan	5.50%	03/31/17	3,158,463	3,182,151

Term Loan D1	1.92%	01/31/15	1,986,660	1,929,554

Term Loan D2	1.92%	01/31/15	274,769	266,871

Term Loan E	4.50%	10/23/17	1,998,244	2,000,741

Term Loan F	4.50%	10/23/17	7,979,731	8,002,194

NDS Group Ltd., Term Loan B	4.00%	03/10/18	1,690,438	1,694,935

New Vision Television, Term Loan	9.75%	03/30/14	158,619	159,412

Newport Television, LLC, Term Loan	9.00%	09/14/16	1,562,588	1,570,401

TWCC Holding Corp., Term Loan B	4.25%	02/11/17	4,542,680	4,575,682

Univision Communications Inc.
Extended Term Loan B1	4.44%	03/31/17	16,599,279	16,067,770

Term Loan	2.19%	09/29/14	490,822	475,764

UPC Broadband Holding B.V., Term Loan X	3.71%	12/31/17	5,500,000	5,516,033

WaveDivision Holdings, LLC, Term Loan B	2.51 - 2.55%	06/30/14	374,634	369,014

WOW!
First Lien Term Loan	2.70 - 4.75%	06/30/14	978,648	955,811

First Lien Term Loan A	6.71 - 8.75%	06/28/14	2,343,504	2,353,277

				92,370,591

Building Products—0.56%

Champion Window Manufacturing Inc., Term Loan	7.50%	12/31/13	211,408	211,249

CPG International, Inc., Term Loan B	6.00%	02/18/17	2,011,304	2,021,995

Custom Building Products, Inc., Term Loan	5.75%	03/19/15	2,000,000	2,012,500

JMC Steel Group Inc., Term Loan	4.75%	04/01/17	789,172	798,216

Nortek, Inc., Term Loan B	5.25%	04/26/17	1,063,112	1,067,100

United Subcontractors, Inc., Term Loan	1.81%	06/30/15	107,501	102,126

				6,213,186

Casinos & Gaming—5.20%

Ameristar Casinos, Inc., Term Loan B	4.00%	04/16/18	294,481	295,954

BLB Investors, LLC, Term Loan(f)	8.50%	11/05/15	3,249,098	3,265,344

Boyd Gaming Corp.
Revolver Loan(d)	—	05/24/12	5,562,500	5,423,437

Revolver Loan(d)	—	12/17/15	3,058,319	2,801,421

Term Loan	3.69%	12/17/15	1,500,000	1,465,005

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Casinos & Gaming–(continued)

Caesars Entertainment Operating Co. Inc.
Term Loan B1	3.27%	01/28/15	$7,265,800	$6,756,540

Term Loan B2	3.19 – 3.27%	01/28/15	11,966,297	11,127,579

Term Loan B3(d)	—	01/28/15	3,392,490	3,154,711

Term Loan B3	3.24 – 3.31%	01/28/15	2,495,053	2,320,175

Cannery Casino
Delay Draw Term Loan(d)	—	05/18/13	678,971	672,185

Delay Draw Term Loan	4.44%	05/18/13	852,870	844,345

Second Lien Term Loan	4.44%	05/18/14	1,084,000	1,028,445

Term Loan B(d)	—	05/18/13	821,029	812,823

Term Loan B	4.44%	05/18/13	637,259	630,890

CCM Merger Corp., Term Loan	7.00%	03/01/17	4,107,459	4,178,702

Isle of Capri Casinos, Inc.
Term Loan B(d)	—	03/25/17	215,287	216,402

Term Loan B	4.75%	03/25/17	448,993	451,319

Las Vegas Sands Corp.
Delay Draw Term Loan 1	2.00%	05/23/14	398,379	392,328

Delay Draw Term Loan 1	3.00%	11/23/16	252	248

Delay Draw Term Loan 2	3.00%	11/23/15	2,957,358	2,911,815

Term Loan B	2.00%	05/23/14	2,662,263	2,621,823

Term Loan B	3.00%	11/23/16	1,633,542	1,608,385

Venetian Macau US Finance Co. LLC
Delay Draw Term Loan B	4.70%	05/25/12	1,814,000	1,816,159

Term Loan B	4.70%	05/27/13	3,140,508	3,144,245

				57,940,280

Coal & Consumable Fuels–0.41%

Oxbow Carbon LLC, Term Loan B1	3.69 – 3.81%	05/08/16	4,495,560	4,519,903

Commercial Printing–0.35%

Aster Sr. Flint Inc., Term Loan B5	4.71%	12/31/14	1,609,559	1,603,524

Cenveo, Inc., Term Loan B	6.25%	12/21/16	2,247,493	2,267,866

				3,871,390

Commodity Chemicals–0.63%

Houghton International, Inc., Term Loan B1	6.75%	01/29/16	1,654,157	1,667,258

Univar Corp., Term Loan B	5.00%	06/30/17	5,320,292	5,329,363

				6,996,621

Communications Equipment–2.10%

Avaya Inc.
Term Loan	3.01%	10/26/14	2,047,270	1,983,037

Term Loan B3	4.76%	10/26/17	5,546,437	5,418,924

CommScope, Inc., Term Loan B	5.00%	01/14/18	1,389,954	1,399,941

Consolidated Communications, Inc.
Delay Draw Term Loan	2.70%	12/31/14	1,000,000	980,000

Term Loan B	2.70%	12/31/14	3,000,000	2,940,000

NTELOS Holdings Corporations, Term Loan B	4.00%	08/07/15	5,950,865	5,975,025

Time Warner Telecom Inc., Term Loan B2	3.45%	12/30/16	2,230,533	2,241,217

TowerCo LLC, Term Loan B	5.25%	02/02/17	2,433,918	2,453,183

				23,391,327

Computer Hardware–0.01%

Quantum Corp., Term Loan B	3.81%	07/12/14	104,334	103,943

Construction & Farm Machinery & Heavy Trucks-0.32%

Manitowoc Company, Inc. (The), Term Loan B	4.25%	11/13/17	3,559,504	3,580,362

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Construction Materials–0.10%

Hillman Group (The), Term Loan B	5.25%	05/27/16	$1,108,524	$1,114,067

Data Processing & Outsourced Services–4.03%

Affiliated Media Group Inc.
Term Loan(d)	—	03/19/14	1,642,307	1,647,234

Term Loan	8.50%	03/19/14	811,515	813,949

Fidelity National Information Services, Inc., Term Loan B	5.25%	07/18/16	1,557,960	1,567,697

First Data Corp.
Delay Draw Term Loan	2.94%	09/24/14	1,489,402	1,394,452

Term Loan	4.19%	03/24/18	1,562,500	1,462,367

Term Loan B1	2.94%	09/24/14	14,050,331	13,180,335

Term Loan B2	2.94%	09/24/14	5,151,307	4,833,858

iPayment, Inc., Term Loan	5.75%	05/08/17	3,471,209	3,495,785

NCO Financial Systems, Inc.
Term Loan B(d)	—	05/15/13	2,146,351	2,139,945

Term Loan B	8.00%	05/15/13	4,316,912	4,304,026

Transunion Corp., Term Loan B(d)	4.75%	02/10/18	1,230,709	1,238,093

West Corp.
Term Loan B4	4.52 – 4.71%	07/15/16	1,724,004	1,732,012

Term Loan B5	4.52 – 4.71%	07/15/16	7,129,267	7,162,382

				44,972,135

Department Stores–0.10%

Bass Pro, Inc., Term Loan B	5.00 – 5.75%	04/10/15	1,123,433	1,125,303

Diversified Chemicals–0.40%

Celanese US Holdings LLC, Prefunded LOC	0.21%	04/02/14	490,939	490,632

NuSil Technology LLC, Term Loan B	5.25%	04/07/17	591,523	594,235

Rockwood Specialties, Inc., Term Loan B	3.75%	02/12/18	2,330,853	2,350,059

Solutia Inc., Term Loan	3.50%	08/01/17	1,027,758	1,033,329

				4,468,255

Diversified Metals & Mining–0.55%

Novelis Inc., Term Loan B	4.00%	03/10/17	3,535,903	3,554,148

Walter Energy, Inc., Term Loan B	4.00%	04/02/18	2,525,055	2,534,953

				6,089,101

Diversified Real Estate Activities–1.20%

Lake Las Vegas Resort
Revolver Loan(e)	0%	12/31/12	57,760	57,182

Revolver Loan	15.00%	12/31/12	70,314	69,611

RE/MAX LLC, Term Loan B	5.50%	04/16/16	3,054,766	2,276,483

Realogy Corp.
Credit Link Term Loan(d)	—	10/10/13	95,935	91,658

Syn LOC(d)	—	10/10/16	273,331	255,033

Syn LOC	0.06%	10/10/16	192,876	179,963

Term Loan(d)	—	10/10/16	2,914,540	2,719,426

Term Loan	4.52%	10/10/16	7,543,497	7,038,498

Term Loan B	3.27%	10/10/13	761,622	727,669

				13,415,523

Diversified REIT’s–0.57%

Capital Automotive REIT, Term Loan B	5.00%	03/13/17	6,355,820	6,357,155

Diversified Support Services–1.08%

Bankruptcy Management Solutions, Inc.
First Lien Term Loan B	7.50%	08/20/14	46,039	23,537

Second Lien Term Loan	8.30%	08/20/15	18,278	1,462

Brock Holdings III, Inc., First Lien Term Loan B	6.00%	03/16/17	2,551,717	2,572,449

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Diversified Support Services–(continued)

Central Parking Corp.
Second Lien Term Loan	4.81%	11/22/14	$25,522	$18,625

Syn LOC	0.10%	05/22/14	63,036	56,220

Term Loan B	2.50%	05/22/14	139,398	124,326

Merrill Corp.
Second Lien Term Loan	13.75 – 14.00%	11/15/13	1,127,953	1,128,421

Term Loan	7.50%	12/24/12	5,798,537	5,805,785

Nuance Communications, Inc.
Incremental Term Loan	1.95%	03/29/13	1,974,359	1,965,721

Revolver Loan(e)	0%	04/01/12	121,000	116,765

Term Loan B	1.95%	04/01/13	242,325	241,265

				12,054,576

Drug Retail–0.98%

General Nutrition Centers, Inc., Term Loan B	4.25%	03/02/18	3,275,748	3,284,347

NBTY, Inc., Term Loan B	4.25%	10/01/17	1,280,632	1,282,072

Pantry, Inc. (The)
Delay Draw Term Loan	1.95%	05/15/14	20,680	20,533

Term Loan B	1.95%	05/15/14	72,246	71,735

Rite Aid Corp., Tranche 2	1.95 – 1.96%	06/04/14	6,550,031	6,302,374

				10,961,061

Education Services–0.02%

Bright Horizons Family Solutions, Inc., Term Loan B	7.50%	05/28/15	240,134	241,274

Electric Utilities–4.10%

Bicent Power LLC, Second Lien Term Loan	4.31%	07/10/14	250,400	33,804

BRSP LLC, Term Loan B	7.50%	06/24/14	2,785,593	2,809,967

Calpine Corp., Term Loan B	4.50%	04/01/18	5,650,581	5,673,522

Dynegy Holdings Inc.
Loan C	4.03%	04/02/13	9,260,461	9,187,628

Term Loan B	4.03%	04/02/13	396,566	393,447

GreatPoint Energy
Term Loan	5.50%	03/10/17	135,096	136,447

Term Loan B	3.48%	03/10/17	764,098	771,740

NE Energy, Inc.
Second Lien Term Loan	4.81%	05/01/14	315,000	300,825

Term Loan B	2.81%	11/01/13	1,759,518	1,746,322

NRG Energy, Inc.
Extended LOC	3.46 – 3.56%	08/31/15	605,234	605,297

Extended LOC 2	3.56%	08/31/15	3,883,064	3,883,472

Syn LOC	2.06%	02/01/13	314	314

Term Loan B	2.06%	02/01/13	207,277	207,187

NSG Holdings II, LLC
Syn LOC	1.81%	06/15/14	26,570	26,105

Term Loan	1.81%	06/15/14	51,143	50,248

TPF Generation Holdings, LLC
First Lien Term Loan	0.21%	12/15/11	93,227	92,644

Second Lien Term Loan	4.56%	12/15/14	267,000	262,995

Syn LOC D	0.21%	12/15/13	297,394	295,535

Term Loan	2.31%	12/15/13	540,359	536,982

TXU Corp.
Extended Term Loan B(d)	—	10/10/17	1,357,605	1,077,599

Extended Term Loan B	4.71 – 4.77%	10/10/17	1,919,342	1,523,478

Term Loan B(d)	—	10/10/14	1,504,239	1,283,522

Term Loan B	3.71%	10/10/14	17,392,609	14,840,591

				45,739,671

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Electrical Components & Equipment—0.32%

Aeroflex Inc., Term Loan B	4.25%	05/09/18	$2,020,971	$2,026,014

Crown Castle International Corp., Term Loan B	1.69%	03/06/14	62,922	62,663

Sensus USA Inc.
Second Lien Term Loan(d)	—	04/30/18	524,942	535,222

Term Loan B(d)	—	04/30/17	980,322	986,449

				3,610,348

Environmental & Facilities Services—0.02%

Covanta Holding Corp.
Syn LOC	0.20%	02/09/14	84,652	84,047

Term Loan B	1.81%	02/09/14	127,355	126,445

				210,492

Food Distributors—2.24%

Aramark Corp.
Syn LOC	0.09%	01/26/14	231,266	228,591

Term Loan	2.18%	01/26/14	2,954,000	2,919,837

Dean Foods Co.
Term Loan A(d)	—	04/02/14	987,179	977,555

Term Loan A	3.45%	04/02/14	2,026,952	2,007,190

Term Loan B	3.56%	04/02/16	394,619	390,426

Term Loan B	3.70 - 3.81%	04/02/17	4,172,213	4,122,689

Michael Foods, Inc., Term Loan B	4.25%	02/25/18	920,904	925,508

Pierre Foods Inc.
First Lien Term Loan	7.00%	09/30/16	4,516,474	4,578,575

Second Lien Term Loan	11.25%	09/30/17	244,128	251,248

Pinnacle Foods Group, Inc. (Aurora Foods)
Revolver Loan(e)	0%	04/02/13	1,000,000	930,000

Term Loan B	2.71%	04/02/14	5,601,631	5,569,450

Term Loan D	6.00%	04/02/14	2,057,338	2,083,827

				24,984,896

Food Retail—1.85%

Dunkin’ Brands, Inc.
Term Loan B2(d)	—	11/23/17	423,137	424,381

Term Loan B2	4.25%	11/23/17	4,830,813	4,845,016

OSI Restaurant Partners, LLC
Prefunded Revolver Credit	0.09 - 0.13%	06/14/13	1,568,097	1,527,664

Term Loan	2.50%	06/14/14	3,771,322	3,674,078

Quizno’s Corp. (The), First Lien Term Loan B	4.94%	05/05/13	12,366	11,619

Roundy’s Supermarkets Inc., Extended Term Loan	5.50%	11/03/13	3,236,355	3,247,812

SUPERVALU Inc.
Revolver Loan(e)	0%	06/30/11	352,941	333,529

Term Loan A	1.34%	06/02/11	116,773	116,743

Term Loan B2	3.44%	10/05/15	4,613,350	4,579,465

Term Loan B3	4.50%	04/30/18	1,318,866	1,307,082

Wendy’s/Arby’s Restaurants, LLC, Term Loan B	5.00%	05/24/17	604,118	607,516

				20,674,905

Gas Utilities—0.65%

Obsidian Energy Co., LLC
Term Loan(d)	—	11/02/15	1,165,768	1,189,083

Term Loan	7.00%	11/02/15	1,253,536	1,278,607

Star West Generation LLC, Term Loan B	6.00%	05/17/18	4,797,220	4,779,231

				7,246,921

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Health Care Distributors—1.14%

IMS Health, Inc., Term Loan B	4.50%	08/26/17	$6,379,253	$6,411,150

Warner Chilcott PLC
Term Loan B1	4.25%	03/15/18	2,871,327	2,881,491

Term Loan B2	4.25%	03/15/18	1,435,663	1,440,745

Term Loan B3	4.25%	03/15/18	1,974,037	1,981,025

				12,714,411

Health Care Equipment—1.44%

Biomet, Inc., Term Loan	3.19 - 3.31%	03/25/15	6,847,519	6,826,120

Carestream Health, Inc., Term Loan B	5.00%	02/25/17	6,997,218	6,671,428

CONMED Corp., Term Loan	1.70%	04/13/13	881,272	868,053

DJO Finance LLC, Term Loan	3.19%	05/20/14	1,666,421	1,660,172

				16,025,773

Health Care Facilities—4.22%

Community Health Systems
Delay Draw Term Loan	2.44 - 2.50%	07/25/14	291,171	281,924

Extended Term Loan	3.69 - 3.75%	01/25/17	7,133,337	6,976,047

Term Loan B	2.44 - 2.50%	07/25/14	5,329,256	5,159,999

DaVita Inc., Term Loan B	4.50%	10/20/16	8,046,080	8,115,759

Golden Living, Term Loan B	5.00%	05/04/18	3,431,128	3,383,521

HCA, Inc.
Term Loan B2	3.56%	03/31/17	1,069,312	1,064,136

Term Loan B3(d)	—	05/01/18	5,718,714	5,677,025

Term Loan B3	3.56%	05/01/18	2,565,524	2,546,822

HCR ManorCare, Inc., Term Loan B	5.00%	04/06/18	2,875,298	2,845,452

Health Management Associates, Inc., Term Loan B	2.06%	02/28/14	5,245,276	5,134,155

Surgery Center Holdings Inc., Term Loan B	6.50%	02/06/17	1,470,483	1,487,335

Universal Health Services, Inc., Term Loan B	4.00%	11/15/16	4,365,091	4,387,528

				47,059,703

Health Care Services—1.14%

Fresenius Medical Care Holdings, Inc.
Term Loan D1	3.50%	09/10/14	222,526	223,570

Term Loan D2	3.50%	09/10/14	127,112	127,709

Genoa Healthcare LLC
Second Lien Term Loan	10.75%	02/10/13	132,000	131,340

Term Loan B	5.50%	08/10/12	87,312	85,238

Gentiva Health Services, Inc., Term Loan B1	4.75%	08/17/16	2,601,098	2,611,269

Harlan Sprague Dawley, Inc., Term Loan B	3.70 - 3.73%	07/11/14	2,586,324	2,408,514

Royalty Pharma AG, Term Loan B	2.56%	04/16/13	413,847	413,652

Rural/Metro Corp., Term Loan B	6.00%	11/24/16	607,431	614,264

Skilled Healthcare LLC, Term Loan B	5.25%	04/09/16	989,894	990,359

Sun Healthcare Group, Inc., Term Loan	7.50%	10/18/16	1,190,841	1,186,870

Trizetto Group, Inc., Term Loan B	4.75%	05/02/18	3,117,455	3,121,025

United Surgical Partners International, Inc.
Delay Draw Term Loan	2.20%	04/18/14	116,034	114,293

Term Loan B	2.20 - 2.28%	04/18/14	652,229	642,445

				12,670,548

Health Care Supplies—1.15%

Bausch & Lomb Inc.
Delay Draw Term Loan	3.44%	04/26/15	1,898,942	1,898,068

Revolver Loan(e)	0%	10/25/13	1,360,000	1,314,100

Revolver Loan	2.94%	10/25/13	640,000	618,400

Term Loan B	3.44 - 3.56%	04/26/15	7,809,312	7,805,719

Catalent Pharma Solutions, Term Loan	2.44%	04/10/14	1,228,854	1,197,697

				12,833,984

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Home Furnishings—0.40%

National Bedding Co., LLC, Second Lien Term Loan	5.31%	02/28/14	$4,580,185	$4,505,757

Hotels, Resorts & Cruise Lines—0.28%

American Gaming Systems
Delay Draw Term Loan	3.20%	05/14/13	502,002	407,457

Term Loan B	3.20%	05/14/13	3,340,256	2,711,169

Centaur Gaming, Second Lien Term Loan(f)	14.25%	10/30/13	128,435	2,569

Ginn Club & Resort
First Lien Term Loan B(f)	9.50%	06/08/11	105,289	8,686

Revolving Credit Loan(f)	5.87 - 9.50%	06/08/11	49,078	4,049

Second Lien Term Loan(f)	13.50%	06/08/12	127,556	638

				3,134,568

Household Appliances—0.25%

Goodman Global, Inc.
First Lien Term Loan B	5.75%	10/28/16	2,423,633	2,445,009

Second Lien Term Loan	9.00%	10/30/17	295,104	305,212

				2,750,221

Household Products—2.29%

Amscan Inc., Term Loan B	6.75%	12/02/17	4,911,788	4,942,880

Jarden Corp., Tranche B	3.24%	01/31/17	3,000,000	3,023,070

Nice-Pak Products Inc., Term Loan	3.31 - 5.25%	06/18/14	564,786	549,255

Prestige Brands, Inc., Term Loan B	4.75 - 5.50%	03/24/16	938,885	945,457

Rent-A-Center
Term Loan B	1.95%	06/30/12	525	525

Term Loan B	3.31%	03/31/15	125,976	127,393

Reynolds Packaging Group, Term Loan	4.25%	02/09/18	9,919,984	9,938,633

Spectrum Brands, Inc., Term Loan B	5.00%	06/17/16	4,964,539	5,014,507

Sun Products Corp. (The), Second Lien Term Loan	4.45%	10/26/14	1,000,000	960,250

				25,501,970

Human Resource & Employment Services—0.80%

Koosharem Corp.
First Lien Term Loan	10.25%	06/30/14	729,023	631,972

Second Lien Term Loan	17.50%	12/31/14	344,096	193,554

Term Loan(d)	—	08/01/11	1,850,000	1,822,250

Term Loan	16.25%	08/01/11	1,850,000	1,822,250

Kronos Inc.
First Lien Term Loan	2.06%	06/11/14	1,265,517	1,250,489

First Lien Term Loan	6.06%	06/11/15	3,255,649	3,190,536

				8,911,051

Industrial Machinery—0.25%

Itron Inc., Term Loan	3.70%	04/18/14	77,498	77,924

Pro Mach, Inc., Term Loan	4.50%	12/14/11	517,991	516,696

Rexnord Corp.
Add On Term Loan B2	2.50%	07/19/13	93,159	92,519

Term Loan B	2.75 - 2.81%	07/19/13	2,082,062	2,072,079

				2,759,218

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Insurance Brokers—0.79%

CCC Information Services Group Inc., Term Loan B	5.50%	11/11/15	$1,799,518	$1,812,339

Crawford & Co., Term Loan	5.00%	10/30/13	3,295,001	3,301,212

Sedgwick Claims Management Services, Inc., Term Loan B	5.00%	12/31/16	3,003,375	3,009,006

Swett & Crawford Group, Inc.
First Lien Term Loan	2.44%	04/03/14	373,983	304,796

Second Lien Term Loan	5.69%	10/03/14	105,200	79,032

USI Holdings Corp., Term Loan B	2.70%	05/05/14	313,647	308,355

				8,814,740

Integrated Telecommunication Services—0.81%

Hargray Communications Group, Inc., Term Loan B	2.52%	06/27/14	135,086	134,073

Integra Telecom, Inc., Term Loan B	9.25%	04/15/15	2,280,257	2,293,562

Knology, Inc., Term Loan B	4.00%	08/18/17	2,610,828	2,618,582

Midcontinent Communications, Term Loan	4.00 - 5.25%	12/31/16	1,345,957	1,353,535

PAETEC Holding Corp., Term Loan B	5.00%	05/31/18	980,322	982,773

Syniverse Technologies, Inc.
Term Loan B(d)	—	12/21/17	228,067	230,111

Term Loan B	5.25%	12/21/17	1,424,812	1,437,578

				9,050,214

Internet Retail—0.72%

CDW LLC, Extended Term Loan	4.50%	07/15/17	8,006,175	7,993,685

Internet Software & Services—0.12%

Network Solutions, LLC, Term Loan B	2.45%	03/07/14	548,965	543,245

SkillSoft PLC, Term Loan B	6.50%	05/26/17	769,458	783,885

				1,327,130

IT Consulting & Other Services—1.21%

Brocade Communications Systems, Inc., Term Loan	7.00%	10/07/13	1,305,460	1,313,625

Infor Global Solutions
Extended Delay Draw Term Loan	5.95%	07/28/15	1,035,194	1,013,564

First Lien Term Loan	5.95%	07/28/15	1,949,181	1,908,453

SunGuard Data Systems, Inc.
Incremental Term Loan B	3.71%	02/28/14	1,931,365	1,939,815

U.S. Term Loan B	3.86 - 3.89%	02/28/16	7,297,301	7,329,227

				13,504,684

Leisure Facilities—1.32%

24 Hour Fitness Worldwide Inc., Term Loan B	6.75%	04/22/16	6,231,168	6,224,376

AMF Group
First Lien Term Loan B	2.69%	06/08/13	1,299,911	1,185,083

Second Lien Term Loan	6.44%	12/08/13	66,605	57,281

Chester Downs & Marina, LLC, Term Loan B	12.38%	07/29/16	263,652	269,996

Live Nation Entertainment, Inc., Term Loan B	4.50%	11/06/16	1,870,887	1,879,072

Regal Entertainment Group, Term Loan B	3.56%	08/23/17	1,023,034	1,022,926

Six Flags Inc., Term Loan B	5.25%	06/30/16	4,076,832	4,112,077

				14,750,811

Leisure Products—0.47%

Golden Nugget, Inc., Second Lien Term Loan	3.45%	12/31/14	116,593	83,728

Panavision Inc., Second Lien Term Loan	7.96%	03/30/12	9,500	5,202

Sabre Holdings Corp., Term Loan	2.19 - 2.27%	09/30/14	5,678,722	5,117,268

				5,206,198

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Marine—0.24%

Dockwise Ltd.
Term Loan B1	2.06%	01/11/15	$232,848	$225,280

Term Loan B2	2.06%	01/11/15	986,164	956,579

Term Loan C	2.93%	01/11/16	215,939	210,001

Term Loan C2	2.93%	01/11/16	986,164	956,579

US Shipping LLC, Term Loan	2.50 - 9.20%	08/07/13	419,565	323,015

				2,671,454

Marine Ports & Services—0.03%

Fleetcor Technologies, Inc.
Tranche 1	2.46%	04/30/13	182,447	181,991

Tranche 2	2.46%	04/30/13	149,720	149,346

				331,337

Metal & Glass Containers—2.03%

Berry Plastics Corp., Term Loan C	2.23 - 2.26%	04/03/15	8,698,646	8,380,579

BWAY Holding Company
Term Loan B	4.50 - 5.50%	02/23/18	5,156,249	5,177,209

Term Loan C	4.50 - 5.50%	02/23/18	457,788	459,649

Graham Packaging Company, L.P.
Term Loan C(d)	—	04/05/14	72,788	73,158

Term Loan C	6.75%	04/05/14	1,486,867	1,494,428

Term Loan D	6.00%	09/23/16	6,077,024	6,108,928

MAUSER Corp.
Term Loan B2	2.57%	06/13/15	500,000	475,313

Term Loan C2	2.82%	06/13/16	500,000	477,813

				22,647,077

Movies & Entertainment—1.02%

Alpha III, Term Loan B2	2.71%	12/31/13	5,754,013	5,634,157

NEP II, Inc., Extended Term Loan B	3.44 - 3.56%	02/16/17	4,158,675	4,148,299

Zuffa LLC, Term Loan	2.25%	06/19/15	1,640,372	1,615,086

				11,397,542

Oil & Gas Drilling—0.17%

Ram Energy Inc., Term Loan	11.00%	09/13/16	1,871,417	1,890,131

Oil & Gas Equipment & Services—0.51%

CCS Corp.
Delay Draw Term Loan	3.24%	11/14/14	957,062	919,454

Term Loan B(d)	—	11/14/14	937,500	900,661

Term Loan B	3.24%	11/14/14	2,792,255	2,682,533

Willbros Group, Inc., Term Loan B	9.50%	06/30/14	1,170,207	1,179,469

				5,682,117

Oil & Gas Refining & Marketing—0.55%

Big West Oil LLC, Term Loan B	7.00%	03/31/16	1,026,224	1,039,052

CITGO Petroleum Corp., Term Loan B	8.00%	06/24/15	878,646	899,149

Gary-Williams Energy Corp., Term Loan B	11.75%	11/13/14	884,499	884,499

Western Refining, Inc., Term Loan B	7.50%	03/15/17	3,182,918	3,255,329

				6,078,029

Oil & Gas Storage & Transportation—0.19%

Sem Group L.P., U.S. Term Loan B2	9.00%	11/30/16	2,111,662	2,122,221

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Other Diversified Financial Services—0.82%

Fifth Third Processing Solutions LLC
Term Loan B(d)	—	11/03/16	$723,106	$725,065

Term Loan B	4.75%	11/03/16	5,399,896	5,414,530

Tomkins PLC, Term Loan B	4.25%	09/29/16	2,996,520	3,009,075

				9,148,670

Packaged Foods & Meats—1.56%

DelMonte Corp., Term Loan	4.50%	03/08/18	8,032,285	8,042,285

Dole Foods Co., Inc.
Term Loan B1	5.00 - 5.50%	03/02/17	676,090	680,684

Term Loan C1	5.00 - 5.50%	03/02/17	1,610,707	1,621,651

DS Waters of America, Inc., Incremental Term Loan	2.44%	10/27/12	5,176,349	5,046,941

Farley’s & Sathers Candy Company, Inc., Term Loan B	6.50%	03/30/18	2,013,023	2,028,121

				17,419,682

Paper Packaging—0.55%

Ranpak Corp., Term Loan B	5.75%	04/20/17	588,193	591,870

Rock-Tenn Company, Term Loan B(d)	—	02/25/18	5,480,338	5,504,315

				6,096,185

Paper Products—0.07%

Xerium S.A., Term Loan B(d)	—	05/24/17	724,353	729,786

Personal Products—0.24%

Revlon, Inc., Term Loan B(d)	—	11/19/17	1,041,251	1,044,791

Topps Co. Inc. (The), Term Loan B	3.06%	10/12/14	1,714,644	1,628,911

				2,673,702

Pharmaceuticals—1.06%

Grifols, S.A., U.S. Term Loan B(d)	—	09/23/16	4,271,033	4,315,623

Nycomed US Inc.
Term Loan A1	3.19%	12/29/13	554,202	553,221

Term Loan A2	3.19%	12/29/13	1,468,895	1,466,295

Term Loan A3	3.19%	12/29/13	27,861	27,812

Term Loan A4	3.19%	12/29/13	17,748	17,716

Term Loan A5	3.19%	12/29/13	86,259	86,107

Term Loan B2	3.94%	12/29/14	2,595,894	2,588,820

Term Loan C2	4.69%	12/29/15	2,595,105	2,601,009

Quintiles Transnational Corp.
Second Lien Term Loan	4.31%	03/31/14	74,764	74,904

Term Loan B	2.31%	03/31/13	101,380	100,924

				11,832,431

Publishing—3.34%

Cengage Learning, Term Loan	2.44%	07/03/14	7,495,132	7,004,276

Endurance Business Media, Inc., First Lien Term Loan	6.50%	12/14/14	63,653	23,870

F & W Publications, Inc., Term Loan	7.75%	06/09/14	50,597	46,296

Gatehouse Media, Inc.
Delay Draw Term Loan	2.20%	08/28/14	593,566	225,864

Term Loan	2.45%	08/28/14	254,339	96,781

Term Loan B	2.20%	08/28/14	995,341	378,747

Getty Images, Inc.
Acquisition Term Loan(d)	—	11/03/16	654,908	660,230

Acquisition Term Loan	5.25%	11/03/16	4,447,037	4,483,169

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Publishing—(continued)

Hanley Wood LLC, Term Loan	2.56%	03/08/14	$319,275	$196,673

Interactive Data Corp., Term Loan	4.75%	02/11/18	3,918,230	3,932,610

Tribune Company, Term Loan B(f)	5.25%	06/04/14	15,661,594	10,698,826

VNU N.V., Term Loan	3.46%	05/02/16	9,461,640	9,459,937

				37,207,279

Real Estate Management & Development—0.86%

CB Richard Ellis Group, Inc.
Term Loan B	3.45%	11/10/16	789,698	791,672

Term Loan C(e)	0%	03/05/18	4,152,783	4,141,882

Tranche D(e)	0%	09/04/19	4,671,881	4,656,113

				9,589,667

Research & Consulting Services—0.62%

IMG Worldwide, Inc., Term Loan B	7.25%	06/14/15	4,873,058	4,874,593

SymphonyIRI Group, Inc., Term Loan B	6.00%	12/01/17	2,036,479	2,039,879

				6,914,472

Restaurants—0.67%

Burger King Holdings, Inc., Term Loan B	4.50%	10/19/16	7,340,303	7,334,173

DineEquity, Inc., Term Loan B1	4.25%	10/19/17	77,581	77,974

Sbarro, Inc.
Delay Draw Term Loan(e)	0%	10/05/11	12,479	12,604

Delay Draw Term Loan	8.75%	10/05/11	12,479	12,604

Second Lien Term Loan	8.75%	10/05/11	5,824	5,882

Term Loan	8.75%	10/05/11	27,454	27,728

				7,470,965

Semiconductors—0.50%

Freescale Semiconductor, Inc., Term Loan	4.46%	12/01/16	5,011,424	4,999,346

Microsemi Corp., Term Loan B1	4.00%	11/02/17	607,431	610,468

				5,609,814

Specialized Consumer Services—2.22%

Booz Allen Hamilton, Inc., Term Loan B	4.00%	08/03/17	1,212,307	1,220,260

Jacobson Corp., Term Loan B	2.70%	06/19/14	4,159,965	3,937,407

LPL Investment Holdings Inc.
Term Loan	1.94 - 2.06%	06/28/13	294,907	296,787

Term Loan	5.25%	06/28/17	4,391,497	4,432,689

ServiceMaster Company (The)
Delay Draw Term Loan(d)	—	07/24/14	113,208	110,714

Delay Draw Term Loan	2.70%	07/24/14	447,597	437,736

Syn LOC	0.18%	07/24/14	5,000,000	4,889,850

Term Loan B(d)	—	07/24/14	1,136,792	1,111,749

Term Loan B	2.72 - 2.81%	07/24/14	5,233,858	5,118,555

TASC Inc., Term Loan B	4.50%	12/18/15	3,161,963	3,178,247

				24,733,994

Specialized Finance—1.53%

Citco Group Ltd. (The), Term Loan B	4.46%	06/30/14	88,147	88,136

Clarke American Corp., Term Loan B	2.69 - 2.81%	06/30/14	3,322,898	3,083,367

MoneyGram International, Inc., Term Loan B	4.50%	11/17/17	1,470,483	1,478,571

MSCI Inc., Term Loan B1	3.75%	03/14/17	464,806	468,582

Nuveen Investments, LLC
First Lien Term Loan	5.76 - 5.81%	05/13/17	7,903,922	6,946,520

Term Loan	3.27 - 3.31%	11/13/14	3,715,556	3,670,560

RJO Holdings Corp., Term Loan	6.21%	12/10/15	1,666,667	1,314,583

				17,050,319

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Specialty Chemicals—2.04%

Cristal Global, Term Loan	2.56%	05/15/14	$1,989,717	$1,988,882

Hexion Specialty Chemicals, Inc.
Credit Linked Deposit	0.15%	05/05/13	88,902	84,012

Term Loan C5	4.06%	05/05/15	3,080,881	3,080,881

Term Loan C7	4.06%	05/05/15	4,170,352	4,159,926

Huntsman ICI Chemicals LLC
Term Loan B	1.74%	04/21/14	1,050,235	1,035,663

Term Loan B	2.77%	04/19/17	4,192,660	4,147,253

Term Loan C	2.44 - 2.47%	06/30/16	2,399,381	2,368,957

MacDermid Inc., Term Loan B	2.19%	04/12/14	161,908	161,031

Nalco Co., Term Loan B1	4.50%	10/05/17	747,927	755,095

OMNOVA Solutions Inc., Term Loan	5.75%	05/31/17	2,708,434	2,741,450

PQ Corp.
First Lien Term Loan B	6.00%	05/06/17	588,193	591,855

Term Loan	3.45 - 3.53%	07/30/14	1,679,097	1,643,996

				22,759,001

Specialty Stores—1.80%

Claire’s Stores, Inc.
Term Loan B(d)	—	05/29/14	375,025	346,161

Term Loan B	3.02 - 5.00%	05/29/14	2,474,823	2,284,349

FTD, Inc., Term Loan B	6.75%	08/26/14	1,889,950	1,892,265

Gymboree Corp., Term Loan B	5.00%	02/23/18	4,753,087	4,669,908

Mattress Firm, Term Loan B	2.56%	01/18/14	302,109	289,270

Michaels Stores, Inc.
Term Loan	2.56%	10/31/13	2,404,458	2,381,411

Term Loan B2	4.81%	07/31/16	3,669,363	3,687,141

PETCO Animal Supplies, Inc., Term Loan B	4.50%	11/24/17	4,561,928	4,563,000

				20,113,505

Systems Software—0.97%

Bentley Systems, Inc., Term Loan B	5.75%	12/29/16	681,117	684,523

Datatel, Inc., First Lien Term Loan	5.00%	02/18/17	2,359,370	2,369,704

Dealer Comp-rey, Term Loan B	3.75%	04/21/18	4,927,347	4,943,509

Verint Systems, Inc., Term Loan B	4.50%	10/27/17	2,643,726	2,656,535

Vertafore, Inc., Term Loan	5.25%	07/29/16	147,159	148,217

				10,802,488

Technology Distributors—0.03%

Windstream Corp., Term Loan B2	2.95 - 3.03%	12/17/15	342,304	343,613

Trading Companies & Distributors—0.27%

Brenntag AG
Term Loan B2	3.69 - 3.75%	01/20/14	2,146,378	2,153,525

U.S. Acquired Term Loan	3.69 - 3.95%	01/20/14	882,299	884,646

				3,038,171

Trucking—0.32%

Kenan Advantage Group, Inc., Term Loan B	5.50%	06/11/16	1,529,751	1,543,136

Swift Transportation Corp., Term Loan B	6.00%	12/16/16	1,974,372	1,993,227

				3,536,363

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Wireless Telecommunication Services—3.84%

Asurion Corp.
Second Lien Term Loan(d)	—	05/24/19	$2,024,206	$2,048,780

Term Loan B(d)	—	05/24/18	8,566,247	8,506,069

FairPoint Communications, Inc., Term Loan	6.50%	01/22/16	10,143,104	9,422,944

Global Tel*Link, Term Loan	5.00%	11/10/16	2,800,443	2,802,193

MetroPCS Communications, Inc.
Term Loan B2	4.07%	11/03/16	4,944,151	4,953,990

Term Loan B3	4.00%	03/17/18	7,350,903	7,349,396

RCN Corp., Term Loan	6.50%	08/26/16	5,994,440	6,020,695

U.S. TelePacific
Term Loan B(d)	—	02/23/17	217,140	217,113

Term Loan B	5.75%	02/23/17	1,431,418	1,431,239

				42,752,419

Total Senior Secured Floating Rate Interest Loans (Cost $1,054,900,198)				1,057,727,536

Bonds & Notes—1.71%

Airlines—0.04%

Continental Airlines Inc., Sr. Sec. Gtd. Notes(g)	6.75%	09/15/15	460,000	470,350

Commodity Chemicals—0.34%

Lyondell Chemical Co., Sr. Sec. Gtd. Notes	11.00%	05/01/18	3,385,930	3,823,985

Diversified Real Estate Activities—0.04%

Realogy Corp., Sr. Sec. Gtd. Notes(g)	7.88%	02/15/19	399,000	402,990

Independent Power Producers & Energy Traders—0.83%

Calpine Corp.,
Sr. Sec. Gtd. Notes(g)	7.88%	01/15/23	3,426,258	3,589,005

Sr. Sec. Notes(g)	7.50%	02/15/21	2,577,695	2,693,691

NRG Energy, Inc., Sr. Gtd. Notes(g)	7.63%	05/15/19	1,711,000	1,702,445

Texas Competitive Electric Holdings Co. LLC, Sr. Sec. Gtd. Notes(g)	11.50%	10/01/20	1,270,000	1,292,225

				9,277,366

Metal & Glass Containers—0.17%

Berry Plastics Holding Corp.,
Sec. Gtd. Floating Rate Global Notes(h)	4.18%	09/15/14	996,000	943,710

Sr. Sec. Gtd. Floating Rate Global Notes (h)	5.03%	02/15/15	1,000,000	997,500

				1,941,210

Oil & Gas Refining & Marketing—0.27%

Western Refining, Inc., Sr. Sec. Gtd. Floating Rate Notes(g)(h)	10.75%	06/15/14	2,750,000	2,949,375

Paper Products—0.02%

Verso Paper Holdings, LLC, Series B, Sr. Sec. Gtd. Floating Rate Global Notes(h)	4.02%	08/01/14	228,000	220,590

Total Bonds & Notes (Cost $18,046,272)				19,085,866

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Shares	Value

Common Stocks & Other Equity Interests—1.23%

Aerospace & Defense—0.11%

ACTS Aero Technical Support & Services, Inc.(i)	122,977	$1,199,029

Auto Parts & Equipment—0.02%

Dayco Products, LLC(i)	3,261	188,867

Dayco Products, LLC(i)	856	49,577

		238,444

Broadcasting—0.28%

ION Media Networks, Inc.(i)	4,471	3,129,700

New Vision Television(i)	5,707	0

New Vision Television(i)	1,027	0

		3,129,700

Building Products—0.20%

Masonite Worldwide Holdings (Canada)(i)	53,093	2,176,813

United Subcontractors, Inc.(i)	4,587	45,867

		2,222,680

Casinos & Gaming—0.02%

BLB Worldwide Holdings, Inc.(i)	18,663	203,744

Commodity Chemicals—0.35%

LyondellBasell Industries N.V. (Netherlands) -Class A(i)	89,865	3,936,986

Diversified Real Estate Activities—0.02%

Lake Las Vegas Resort Class A(i)	518	209,976

Lake Las Vegas Resort Class B(i)	4	1,674

Lake Las Vegas Resort Warrant C, expiring 07/15/15(i)	17	0

Lake Las Vegas Resort Warrant D, expiring 07/15/15(i)	24	0

Lake Las Vegas Resort Warrant E, expiring 07/15/15(i)	27	0

Lake Las Vegas Resort Warrant F, expiring 07/15/15(i)	30	0

Lake Las Vegas Resort Warrant G, expiring 07/15/15(i)	34	0

		211,650

Diversified Support Services—0.00%

Bankruptcy Management Solutions, Inc.(i)	18	0

Bankruptcy Management Solutions, Inc.(i)	214	2

		2

Environmental & Facilities Services—0.14%

Safety-Kleen Holdco, Inc. (Acquired 12/24/03; Cost $2,062,077)(g)(i)(j)	150,812	1,545,823

Industrial Conglomerates—0.00%

CONTECH Construction Products, Inc.(i)	12,591	0

Industrial Machinery—0.00%

Xerium Technologies, Inc.(i)	1,766	36,698

Leisure Products—0.00%

True Temper Sports Inc.(i)	2,971	23,025

Marine—0.00%

US Shipping LLC(i)	6,189	0

US Shipping LLC(i)	87,805	0

		0

See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Shares	Value

Oil & Gas Storage & Transportation—0.02%

Sem Group L.P.(i)	6,668	$181,703

Publishing—0.00%

Endurance Business Media, Inc.(i)	124	1,235

F&W Publications, Inc.(i)	288	36

F&W Publications, Inc. Wts., expiring 12/09/17(i)	496	62

		1,333

Wireless Telecommunication Services—0.07%

FairPoint Communications, Inc.(i)	44,928	741,312

Total Common Stocks & Other Equity Interests (Cost $17,952,279)		13,672,129

	Interest	Maturity	Principal
	Rate	Date	Amount
Asset-Backed Securities—0.39%

CLO Bank Loans—0.39%

Ares CLO Funds (Cayman Islands), Series 2007-11A, Class D, Floating Rate Notes(g) (h)	3.29%	10/11/21	$724,000	602,730

Atrium CDO Corp., Series 4A, Class D2, Notes(g)	9.18%	06/08/19	205,000	195,775

Columbus Nova CLO, Ltd., Series 2007-1A, Class E, Floating Rate Notes(g)(h)	3.80%	05/16/19	1,093,000	841,610

Flagship CLO, Series2007-1A, Class E, Floating Rate Notes(g)(h)	5.06%	06/10/21	1,153,648	957,528

ING Investment Management CLO, Ltd., Series 2006-3A, Class D, Floating Rate Notes(g)(h)	3.78%	12/13/20	543,000	423,540

Sierra CLO, Ltd., Series 2006-2A, Class B2L, Floating Rate Notes(g)(h)	3.77%	01/22/21	733,000	575,405

Silverado CLO, Ltd., Series 2006-2A, Class D, Floating Rate Notes(g)(h)	4.03%	10/16/20	886,000	730,950

Total Asset-Backed Securities (Cost $4,335,249)				4,327,538

	Shares
Money Market Funds—5.57%

Liquid Assets Portfolio — Institutional Class(k)	31,036,549	31,036,549

Premier Portfolio — Institutional Class(k)	31,036,548	31,036,548

Total Money Market Funds (Cost $62,073,097)		62,073,097

TOTAL INVESTMENTS—103.78% (Cost $1,157,307,095)		1,156,886,166

OTHER ASSETS LESS LIABILITIES—(3.78)%		(42,154,718)

NET ASSETS—100.00%		$1,114,731,448

Investment Abbreviations:

CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
Gtd.	— Guaranteed
LOC	— Letter of Credit
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Syn LOC	— Synthetic Letter of Credit
Wts.	— Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

Notes to Schedule of Investments:

(a)	Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

(b)	Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have a expected average life of three to five years.

(d)	This floating rate interest will settle after May 31, 2011, at which time the interest rate will be determined.

(e)	All or a portion of this holding is subject to unfunded loan commitments. See Note 3.

(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2011 was $13,980,112, which represented 1.25% of the Fund’s Net Assets

(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $18,398,037, which represented 1.65% of the Trust’s Net Assets.

(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(i)	Non-income producing security.

(j)	Acquired as part of a bankruptcy restructuring.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Invesco Floating Rate Fund

A.	Security Valuations — (continued)

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may
Invesco Floating Rate Fund

E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — (continued)

be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$68,223,593	$7,286,958	$234,675	$75,745,226

Corporate Debt Securities	—	1,073,168,902	3,644,500	1,076,813,402

Asset Backed Securities	—	4,327,538	—	4,327,538

Total Investments	$68,223,593	$1,084,783,398	$3,879,175	$1,156,886,166

NOTE 3 — Unfunded Loan Commitments
As of May 31, 2011, the Fund had unfunded loan commitments of $15,196,794, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

		Unfunded
Borrower		Commitments

Bausch & Lomb Inc.	Revolver Loan	$1,314,100

CB Richard Ellis Group, Inc.	Term Loan	4,141,882

CB Richard Ellis Group, Inc.	Tranche D	4,656,113

Delta Air Lines, Inc.	Revolver Loan	1,447,815

General Motors Co. LLC	Revolver Loan	2,074,413

Key Safety Systems, Inc.	Revolver Loan	112,391

Lake Las Vegas Resort	Revolver Loan	57,182

Nuance Communications, Inc.	Revolver Loan	116,765

Pinnacle Foods Group, Inc. (Aurora Foods)	Revolver Loan	930,000

Sbarro, Inc.	Delay Draw Term Loan	12,604

SUPERVALU Inc.	Revolver Loan	333,529

		$15,196,794

Invesco Floating Rate Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2011 was $1,349,566,616 and $962,431,374, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$15,685,559

Aggregate unrealized (depreciation) of investment securities	(18,288,471)

Net unrealized appreciation (depreciation) of investment securities	$(2,602,912)

Cost of investments for tax purposes is $1,159,489,078.
Invesco Floating Rate Fund

Invesco New York Tax-Free Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	MS-NYTFI-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—104.91%

New York—94.66%
Albany Capital Resource Corp. (St. Peters Hospital); Series 2011, RB	6.25%	11/15/38	$500	$506,025
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS-AGM) (a)	5.00%	12/15/25	500	525,400
Battery Park (City of) City Authority; Series 2009 B, RB	5.00%	11/01/34	500	528,280
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, CAB RB (b)	0.00%	07/15/34	1,510	335,326
Series 2009, RB	6.25%	07/15/40	200	201,240
Series 2009, RB	6.38%	07/15/43	200	202,958
Chautauqua (County of) Industrial Development Agency (NRG — Dunkirk Power); Series 2009, Exempt Facility RB	5.88%	04/01/42	620	590,996
Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Solid Waste Disposal Ref. RB (c)	5.20%	12/01/23	500	486,920
Hempstead Local Development Corp. (Molloy College); Series 2009, Corporate RB	5.75%	07/01/39	545	549,524
Long Island (City of) Power Authority; Series 2000 A, CAB RB (INS-AGM) (a)(b)	0.00%	06/01/18	2,000	1,647,520
Series 2003 C, Electric System RB (INS-CIFG) (a)	5.25%	09/01/29	405	436,460
Madison (County of) Industrial Development Agency (Colgate University); Series 2003 B, RB	5.00%	07/01/33	500	503,960
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Federal RB	5.25%	11/15/27	615	659,415
Series 2009 B, Dedicated Tax Federal RB	5.00%	11/15/34	500	509,830
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement RB	5.88%	01/01/18	500	487,165
Nassau Tobacco Settlement Corp.; Series 2006 A-2, Asset-Backed Sr. Conv. RB	5.25%	06/01/26	1,000	863,270
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2009, Non State Supported Debt Ref. RB	5.75%	07/01/33	660	706,589
New York (State of) Dormitory Authority (Catholic Health Services of Long Island — St. Francis Hospital); Series 2004, Obligated Group RB	5.00%	07/01/27	1,000	999,960
New York (State of) Dormitory Authority (Columbia University); Series 2011, Non State Supported Debt RB	5.00%	10/01/41	510	538,142
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, Non State Supported Debt RB (d)	5.00%	07/01/35	4,725	4,858,103
New York (State of) Dormitory Authority (Court Facilities Lease); Series 2005 A, Non State Supported Debt RB (INS-AMBAC) (a)	5.50%	05/15/27	710	797,543
Series 2005 A, Non State Supported Debt RB (INS-AMBAC) (a)	5.50%	05/15/31	555	606,393
New York (State of) Dormitory Authority (FIT Student Housing Corp.); Series 2007, Non State Supported Debt RB (INS-NATL) (a)	5.25%	07/01/28	390	395,043
New York (State of) Dormitory Authority (Fordham University); Series 2008 B, Non State Supported Debt RB (INS-AGC) (a)	5.00%	07/01/33	500	508,175
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, Non State Supported Debt RB (INS-RADIAN) (a)	5.00%	07/01/41	400	343,092
New York (State of) Dormitory Authority (Manhattan Marymount); Series 2009, Non State Supported Debt RB	5.25%	07/01/29	500	497,380
New York (State of) Dormitory Authority (Mental Health Services Facilities Improvement); Series 2007 A, State Supported Debt RB (INS-AGM) (a)	5.00%	02/15/27	500	519,435
New York (State of) Dormitory Authority (Montefiore Hospital); Series 2004, FHA Insured Mortgage RB (INS-NATL) (a)	5.00%	08/01/29	1,000	1,011,440
New York (State of) Dormitory Authority (New York University Hospital Center); Series 2011 A, Non State Supported Debt RB	6.00%	07/01/40	500	511,205
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC) (a)	5.50%	07/01/31	680	765,292
New York (State of) Dormitory Authority (North Shore — Long Island Jewish Obligated Group); Series 2009 A, Non State Supported Debt RB	5.50%	05/01/37	500	502,205
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2008, Non State Supported Debt RB	6.13%	12/01/29	500	473,160
See accompanying notes which are an integral part of this schedule.
Invesco New York Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, Non State Supported Debt RB	5.00%	07/01/40	$500	$500,885
New York (State of) Dormitory Authority (School District Revenue Bond Financing Program); Series 2002 C, RB (INS-NATL) (a)	5.25%	04/01/21	1,000	1,049,460
Series 2002 E, RB (INS-NATL) (a)	5.50%	10/01/17	1,000	1,053,540
New York (State of) Dormitory Authority (St. Francis College); Series 2010, Non State Supported Debt RB	5.00%	10/01/40	350	346,784
New York (State of) Dormitory Authority (St. Josephs College); Series 2010, Non State Supported Debt RB	5.25%	07/01/35	500	498,620
New York (State of) Dormitory Authority (State University Dormitory Facilities Issue); Series 2010 A, Lease RB	5.00%	07/01/35	400	407,736
New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB (e)	7.38%	07/01/16	1,665	1,931,800
New York (State of) Dormitory Authority (The New School); Series 2010, Non State Supported Debt RB.	5.50%	07/01/40	525	540,283
New York (State of) Dormitory Authority (Vassar College); Series 2007, Non State Supported Debt RB	5.00%	07/01/46	390	392,523
New York (State of) Dormitory Authority (Winthrop South Nassau University Health System Obligated Group); Series 2003 B, RB.	5.50%	07/01/23	750	762,112
New York (State of) Dormitory Authority; Series 1993 A, State University Educational Facilities RB	5.25%	05/15/15	2,000	2,222,080
Series 2008 D, Non State Supported Debt School District Financing Program RB (INS-AGC) (a)	5.75%	10/01/24	500	560,235
Series 2009 C, Non State Supported Debt School District Financing Program RB (INS-AGC) (a)	5.00%	10/01/24	500	542,190
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Registered Residual Interest Gas Facility RB (c)(f)	12.58%	07/01/26	700	702,058
New York (State of) Thruway Authority (Second General Highway and Bridge Trust Fund); Series 2009 B, RB	5.00%	04/01/29	500	532,450
New York (State of) Thruway Authority; Series 2007 H, RB (INS-NATL) (a)	5.00%	01/01/29	1,000	1,027,320
New York City Health & Hospital Corp.; Series 2003 A, Health System RB (INS-AMBAC) (a)	5.25%	02/15/22	1,000	1,047,480
New York City Housing Development Corp. (East Midtown); Series 1978, RB (g)	6.50%	11/15/18	1,236	1,240,303
New York City Housing Development Corp. (Ruppert); Series 1978, MFH RB (g)	6.50%	11/15/18	1,293	1,361,544
New York City Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	500	517,295
New York City (City of) Industrial Development Agency (7 World Trade Center); Series 2005 A, Liberty RB	6.25%	03/01/15	425	426,862
New York City (City of) Industrial Development Agency (Airis JFK I LLC); Series 2001 A, Airport Facility RB (c)	5.50%	07/01/28	1,000	868,850
New York City (City of) Industrial Development Agency (IAC/Interactive Corp.); Series 2005, Liberty RB	5.00%	09/01/35	625	552,512
New York City (City of) Industrial Development Agency (New York Stock Exchange); Series 2009 A, Ref. Special Facility RB	5.00%	05/01/25	500	531,010
New York City (City of) Industrial Development Agency (Polytechnic University); Series 2007, Civic Facility Ref. RB (INS-ACA) (a)	5.25%	11/01/37	500	475,990
New York City (City of) Industrial Development Agency (Staten Island University Hospital); Series 2001 B, Civic Facility RB	6.38%	07/01/31	420	419,979
New York City (City of) Industrial Development Agency (Terminal One Group Association); Series 2005, Special Facility RB (c)(h)	5.50%	01/01/24	2,000	2,053,580
New York City (City of) Municipal Water Finance Authority; Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	1,000	1,067,850
See accompanying notes which are an integral part of this schedule.
Invesco New York Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York City (City of) Transitional Finance Authority; Series 2008 S-2, Building Aid RB	6.00%	07/15/33	$350	$387,622
Series 2009 A, Sec. Future Tax Sub. RB (d)	5.00%	05/01/28	755	811,346
Series 2009 A, Sec. Future Tax Sub. RB (d)	5.00%	05/01/29	605	645,898
Series 2009 A, Sec. Future Tax Sub. RB (d)	5.00%	05/01/30	605	643,363
Series 2009 S-3, Building Aid RB	5.25%	01/15/27	500	533,750
Series 2009 S-3, Building Aid RB	5.25%	01/15/39	500	516,610
Series 2009 S-5, Building Aid RB	5.00%	01/15/31	595	609,167
Series 2011 E, Sec. Future Tax RB	5.00%	11/01/24	310	351,112
New York City (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	350	350,361
New York City (City of); Series 1993 E-5, Sub. VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (j) (k)	0.10%	08/01/17	500	500,000
Series 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/28	750	818,257
Subseries 1993 E-4, VRD Unlimited Tax GO Bonds (LOC-BNP Paribas) (j) (k)	0.11%	08/01/22	1,500	1,500,000
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/35	400	446,628
Subseries 2008 I-1, Unlimited Tax GO Bonds	5.00%	02/01/25	405	433,686
Subseries 2009 I-1, Unlimited Tax GO Bonds	5.25%	04/01/32	900	944,397
New York Environmental Facilities Corp. (2010 Master Financing Program); Series 2005 B, State Revolving RB	5.50%	04/15/35	310	358,803
New York Urban Development Corp. (Service Contract); Series 2008 B, Ref. RB	5.25%	01/01/24	750	819,150
North Syracuse Central School District (Onondaga County); Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	06/15/23	935	1,058,139
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center); Series 1999 A, RB	5.88%	12/01/29	425	381,459
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	440	417,393
Port Authority of New York & New Jersey (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	360	359,798
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, Solid Waste Disposal RB (c)(g)(h)(i)	6.63%	10/01/13	350	350,025
Suffolk Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	195	195,700
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. Continuing Care Retirement Community Ref. RB	5.00%	11/01/28	1,000	892,810
Triborough Bridge & Tunnel Authority; Series 2008, General Purpose RB	4.75%	11/15/29	200	208,224
Series 2008, General Purpose RB	5.00%	11/15/37	500	511,330
Troy (City of) Capital Resource Corp. (Rensselaer Polytechnic); Series 2010 A, RB	5.00%	09/01/30	500	502,720
TSASC, Inc.; Series 2006 1, Tobacco Settlement RB	5.13%	06/01/42	255	171,204
United Nations Development Corp.; Series 2009 A, Ref. RB	5.00%	07/01/26	810	856,559
Westchester Tobacco Asset Securitization Corp.; Series 2005, RB	5.13%	06/01/45	1,000	687,700

				63,963,988

Guam—0.99%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.63%	12/01/29	135	134,923
Guam (Territory of) Government Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	410	362,063
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	185	172,048

				669,034

See accompanying notes which are an integral part of this schedule.
Invesco New York Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico—7.28%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.00%	07/01/38	$650	$652,002
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 TT, Power RB	5.00%	07/01/37	1,000	922,030
Series 2008 WW, Power RB	5.25%	07/01/33	500	481,015
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB	5.50%	07/01/15	2,000	2,158,800
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (a)	5.50%	07/01/27	275	275,861
Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 A, Sales Tax RB	5.38%	08/01/39	215	209,952
Series 2010 A, Sales Tax CAB RB (b)	0.00%	08/01/34	1,000	218,710

				4,918,370

Virgin Islands—1.98%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	345	360,942
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	500	467,485
Virgin Islands (Government of) Water & Power Authority; Series A, RB	5.00%	07/01/22	500	511,420

				1,339,847

TOTAL INVESTMENTS(l)—104.91% (Cost $68,962,430)				70,891,239

Floating Rate Note Obligations—(6.61)%
Notes with interest rates of 0.18% to 0.24% at 05/31/11 and contractual maturities ranging from 05/01/28 to 07/01/35 (see Note 1D)(m)				(4,465,000)

OTHER ASSETS LESS LIABILITIES—1.70%				1,149,753

NET ASSETS—100.00%				$67,575,992

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.

AGC	— Assured Guaranty Corp.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Corp.*

BHAC	— Berkshire Hathaway Assurance Corp.

CAB	— Capital Appreciation Bond

CIFG	— CIFG Assurance North America, Inc.

Conv.	— Convertible

FHA	— Federal Housing Administration

GO	— General Obligation

INS	— Insurer

LOC	— Letter of Credit

MFH	— Multi-Family Housing

NATL	— National Public Finance Guarantee Corp.

Radian	— Radian Asset Assurance, Inc.

RB	— Revenue Bonds

Ref.	— Refunding

Sr.	— Senior

Sub.	— Subordinated

VRD	— Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco New York Tax-Free Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Zero coupon bond issued at a discount.

(c)	Security subject to the alternative minimum tax.

(d)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $702,058 which represents 1.04% of net assets.

(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $2,951,872, which represented 4.37% of the Fund’s Net Assets.

(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(k)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	7.9%

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Fund’s investments with a value of $6,958,710 are held by Dealer Trusts and serve as collateral for the $4,465,000 in the floating rate note obligations outstanding at that date.

*	AMBAC filed for bankruptcy on November 8, 2010
See accompanying notes which are an integral part of this schedule.
Invesco New York Tax-Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco New York Tax-Free Income Fund

D.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
     The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco New York Tax-Free Income Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$70,891,239	$—	$70,891,239
NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,305,669
Aggregate unrealized (depreciation) of investment securities	(1,143,192)

Net unrealized appreciation of investment securities	$2,162,477

Cost of investments for tax purposes is $68,728,762.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco New York Tax-Free Income Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Van Kampen New York Tax-Free Income Fund (the “Acquiring Fund”).
     The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on June 6, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco New York Tax-Free Income Fund

Invesco S&P 500 Index
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	MS-SPI-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.44%

Advertising—0.15%
Interpublic Group of Cos., Inc. (The)	22,155	$264,309
Omnicom Group Inc.	12,863	601,603

		865,912

Aerospace & Defense—2.71%
Boeing Co. (The)	33,347	2,602,066
General Dynamics Corp.	16,880	1,252,833
Goodrich Corp.	5,675	495,371
Honeywell International Inc.	35,513	2,114,799
ITT Corp.	8,280	477,094
L-3 Communications Holdings, Inc.	5,104	416,742
Lockheed Martin Corp.	12,992	1,012,077
Northrop Grumman Corp.	13,193	861,371
Precision Castparts Corp.	6,496	1,020,521
Raytheon Co.	16,289	820,640
Rockwell Collins, Inc.	7,023	429,316
United Technologies Corp.	41,688	3,658,956

		15,161,786

Agricultural Products—0.17%
Archer-Daniels-Midland Co.	28,863	935,450

Air Freight & Logistics—1.03%
C.H. Robinson Worldwide, Inc.	7,568	607,105
Expeditors International of Washington, Inc.	9,608	507,495
FedEx Corp.	14,266	1,335,868
United Parcel Service, Inc. -Class B	44,707	3,285,517

		5,735,985

Airlines—0.07%
Southwest Airlines Co.	33,857	400,528

Aluminum—0.14%
Alcoa Inc.	48,129	809,048

Apparel Retail—0.48%
Abercrombie & Fitch Co. -Class A	3,917	296,791
Gap, Inc. (The)	18,736	363,478
Limited Brands, Inc.	11,978	478,641
Ross Stores, Inc.	5,345	438,076
TJX Cos., Inc. (The)	17,926	950,437
Urban Outfitters, Inc. (b)	5,834	177,704

		2,705,127

Apparel, Accessories & Luxury Goods—0.29%
Coach, Inc.	13,395	852,726
Polo Ralph Lauren Corp.	2,929	371,309
VF Corp.	3,966	395,291

		1,619,326

Application Software—0.64%
Adobe Systems Inc. (b)	22,921	793,754
Autodesk, Inc. (b)	10,366	445,531
Citrix Systems, Inc. (b)	8,472	742,317
Compuware Corp. (b)	9,907	100,952
Intuit Inc. (b)	12,333	665,612
Salesforce.com, Inc. (b)	5,355	815,352

		3,563,518

Asset Management & Custody Banks—1.30%
Ameriprise Financial, Inc.	11,164	683,572
Bank of New York Mellon Corp. (The)	56,243	1,580,991
BlackRock, Inc.	4,329	889,869
Federated Investors, Inc. -Class B	4,193	107,467
Franklin Resources, Inc.	6,523	845,250
Invesco Ltd. (c)	20,850	514,369
Janus Capital Group Inc.	8,412	86,896
Legg Mason, Inc.	6,866	232,345
Northern Trust Corp.	10,964	534,934
State Street Corp.	22,744	1,040,993
T. Rowe Price Group Inc.	11,729	742,446

		7,259,132

Auto Parts & Equipment—0.22%
Johnson Controls, Inc.	30,677	1,214,809

Automobile Manufacturers—0.46%
Ford Motor Co. (b)	171,322	2,556,124

Automotive Retail—0.20%
AutoNation, Inc. (b)	2,882	101,158
AutoZone, Inc. (b)	1,225	360,150
CarMax, Inc. (b)	10,215	302,977
O’Reilly Automotive, Inc. (b)	6,344	381,338

		1,145,623

Biotechnology—1.19%
Amgen Inc. (b)	42,231	2,556,665
Biogen Idec Inc. (b)	10,910	1,033,504
Celgene Corp. (b)	21,055	1,282,460
Cephalon Inc. (b)	3,425	272,938
Gilead Sciences, Inc. (b)	36,018	1,503,392

		6,648,959

Brewers—0.06%
Molson Coors Brewing Co. -Class B	7,192	335,507
Broadcasting—0.29%
CBS Corp. -Class B	30,453	851,161
Discovery Communications, Inc. -Class A (b)	12,751	555,434
Scripps Networks Interactive Inc. -Class A	4,121	207,822

		1,614,417

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Building Products—0.04%
Masco Corp.	16,218	$231,107

Cable & Satellite—1.17%
Cablevision Systems Corp. -Class A	10,533	374,132
Comcast Corp. -Class A	125,750	3,173,930
DIRECTV -Class A (b)	35,938	1,806,244
Time Warner Cable Inc.	15,551	1,200,848

		6,555,154

Casinos & Gaming—0.13%
International Game Technology	13,532	233,292
Wynn Resorts Ltd.	3,442	504,322

		737,614

Coal & Consumable Fuels—0.28%
CONSOL Energy Inc.	10,231	524,543
Massey Energy Co.	4,685	309,210
Peabody Energy Corp.	12,253	751,844

		1,585,597

Commercial Printing—0.04%
R. R. Donnelley & Sons Co.	9,328	199,060

Communications Equipment—2.06%
Cisco Systems, Inc.	250,368	4,206,182
F5 Networks, Inc. (b)	3,689	418,997
Harris Corp.	5,793	286,406
JDS Uniphase Corp. (b)	10,155	205,029
Juniper Networks, Inc. (b)	24,226	886,914
Motorola Mobility Holdings Inc. (b)	13,326	335,016
Motorola Solutions, Inc. (b)	15,249	729,970
QUALCOMM, Inc.	74,447	4,361,850
Tellabs, Inc.	16,422	75,048

		11,505,412

Computer & Electronics Retail—0.13%
Best Buy Co., Inc.	14,817	470,588
GameStop Corp. -Class A (b)	6,371	178,261
RadioShack Corp.	4,790	75,490

		724,339

Computer Hardware—3.47%
Apple Inc. (b)	41,725	14,513,207
Dell Inc. (b)	76,059	1,223,029
Hewlett-Packard Co.	98,486	3,681,406

		19,417,642

Computer Storage & Peripherals—0.82%
EMC Corp. (b)	93,688	2,667,297
Lexmark International, Inc. -Class A (b)	3,582	106,672
NetApp, Inc. (b)	16,661	912,523
SanDisk Corp. (b)	10,720	509,414
Western Digital Corp. (b)	10,492	384,532

		4,580,438

Construction & Engineering—0.18%
Fluor Corp.	7,958	548,545
Jacobs Engineering Group, Inc. (b)	5,709	262,956
Quanta Services, Inc. (b)	9,753	192,622

		1,004,123

Construction & Farm Machinery & Heavy Trucks—1.23%
Caterpillar Inc.	28,932	3,061,006
Cummins Inc.	8,936	940,425
Deere & Co.	19,069	1,641,459
Joy Global Inc.	4,769	427,541
PACCAR Inc.	16,546	827,300

		6,897,731

Construction Materials—0.04%
Vulcan Materials Co.	5,817	235,530

Consumer Electronics—0.03%
Harman International Industries, Inc.	3,158	151,489

Consumer Finance—0.82%
American Express Co.	47,378	2,444,705
Capital One Financial Corp.	20,713	1,125,544
Discover Financial Services	24,693	588,681
SLM Corp. (b)	23,863	406,626

		4,565,556

Data Processing & Outsourced Services—1.18%
Automatic Data Processing, Inc.	22,482	1,238,983
Computer Sciences Corp.	7,023	280,148
Fidelity National Information Services, Inc.	12,058	388,026
Fiserv, Inc. (b)	6,660	429,703
MasterCard, Inc. -Class A	4,372	1,254,983
Paychex, Inc.	14,578	470,869
Total System Services, Inc.	7,339	136,505
Visa Inc. -Class A	21,948	1,779,105
Western Union Co.	29,292	602,244

		6,580,566

Department Stores—0.38%
JC Penney Co., Inc.	10,720	379,810
Kohl’s Corp.	13,241	704,951
Macy’s, Inc.	19,171	553,658
Nordstrom, Inc.	7,574	354,690
Sears Holdings Corp. (b)	1,943	137,953

		2,131,062

Distillers & Vintners—0.09%
Brown-Forman Corp. -Class B	4,664	338,047
Constellation Brands, Inc. -Class A (b)	7,934	174,230

		512,277

Distributors—0.07%
Genuine Parts Co.	7,139	391,217

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Diversified Banks—1.66%
Comerica Inc.	8,005	$289,061
U.S. Bancorp	87,046	2,228,378
Wells Fargo & Co.	238,596	6,768,968

		9,286,407

Diversified Chemicals—0.96%
Dow Chemical Co. (The)	52,896	1,911,133
E. I. du Pont de Nemours and Co.	41,741	2,224,795
Eastman Chemical Co.	3,174	335,968
FMC Corp.	3,199	269,836
PPG Industries, Inc.	7,229	641,212

		5,382,944

Diversified Metals & Mining—0.41%
Freeport-McMoRan Copper & Gold Inc.	42,867	2,213,652
Titanium Metals Corp. (b)	4,122	77,205

		2,290,857

Diversified REIT’s—0.13%
Vornado Realty Trust	7,395	727,520

Diversified Support Services—0.09%
Cintas Corp.	5,724	188,033
Iron Mountain Inc.	9,043	307,553

		495,586

Drug Retail—0.76%
CVS Caremark Corp.	61,965	2,397,426
Walgreen Co.	41,777	1,822,730

		4,220,156

Education Services—0.07%
Apollo Group, Inc. -Class A (b)	5,597	230,092
DeVry, Inc.	2,822	151,965

		382,057

Electric Utilities—1.77%
American Electric Power Co., Inc.	21,775	831,805
Duke Energy Corp.	60,198	1,128,712
Edison International	14,755	580,757
Entergy Corp.	8,107	552,492
Exelon Corp.	29,975	1,254,454
FirstEnergy Corp.	18,940	845,103
NextEra Energy, Inc.	19,065	1,104,817
Northeast Utilities	8,043	283,435
Pepco Holdings, Inc.	10,193	203,554
Pinnacle West Capital Corp.	4,894	221,502
PPL Corp.	25,561	720,565
Progress Energy, Inc.	13,294	633,060
Southern Co.	38,298	1,534,984

		9,895,240

Electrical Components & Equipment—0.49%
Emerson Electric Co.	34,154	1,863,101
Rockwell Automation, Inc.	6,445	535,644
Roper Industries, Inc.	4,336	361,926

		2,760,671

Electronic Components—0.33%
Amphenol Corp. -Class A	7,965	430,588
Corning Inc.	70,912	1,428,877

		1,859,465

Electronic Equipment & Instruments—0.05%
FLIR Systems, Inc.	7,213	260,750
Electronic Manufacturing Services—0.06%
Jabil Circuit, Inc.	8,854	191,069
Molex, Inc.	6,255	171,200

		362,269

Environmental & Facilities Services—0.29%
Republic Services, Inc.	13,914	438,569
Stericycle, Inc. (b)	3,908	348,164
Waste Management, Inc.	21,534	837,242

		1,623,975

Fertilizers & Agricultural Chemicals—0.40%
CF Industries Holdings, Inc.	3,228	496,402
Monsanto Co.	24,306	1,726,698

		2,223,100

Food Distributors—0.15%
Sysco Corp.	26,391	850,054

Food Retail—0.29%
Kroger Co. (The)	28,802	714,866
Safeway Inc.	16,676	411,897
SUPERVALU Inc.	9,599	98,486
Whole Foods Market, Inc.	6,681	408,610

		1,633,859

Footwear—0.26%
NIKE, Inc. -Class B	17,337	1,464,110

Gas Utilities—0.08%
Nicor Inc.	2,082	114,427
ONEOK, Inc.	4,890	347,630

		462,057

General Merchandise Stores—0.36%
Big Lots, Inc. (b)	3,440	114,930
Family Dollar Stores, Inc.	5,694	317,384
Target Corp.	32,068	1,588,328

		2,020,642

Gold—0.23%
Newmont Mining Corp.	22,340	1,263,774

Health Care Distributors—0.42%
AmerisourceBergen Corp.	12,413	511,664
Cardinal Health, Inc.	15,839	719,408
McKesson Corp.	11,515	985,799
Patterson Cos. Inc.	4,332	149,822

		2,366,693

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Health Care Equipment—1.89%
Baxter International Inc.	26,242	$1,561,924
Becton, Dickinson and Co.	10,014	876,726
Boston Scientific Corp. (b)	68,994	495,377
C.R. Bard, Inc.	3,836	428,788
CareFusion Corp. (b)	10,097	292,611
Covidien PLC (Ireland)	22,366	1,230,130
Edwards Lifesciences Corp. (b)	5,167	458,468
Intuitive Surgical, Inc. (b)	1,754	612,146
Medtronic, Inc.	48,432	1,971,182
St. Jude Medical, Inc.	14,742	746,977
Stryker Corp.	15,238	950,851
Varian Medical Systems, Inc. (b)	5,476	369,849
Zimmer Holdings, Inc. (b)	8,692	588,970

		10,583,999

Health Care Facilities—0.02%
Tenet Healthcare Corp. (b)	22,008	140,411

Health Care Services—0.67%
DaVita, Inc. (b)	4,355	366,038
Express Scripts, Inc. (b)	23,925	1,424,973
Laboratory Corp. of America Holdings (b)	4,566	460,390
Medco Health Solutions, Inc. (b)	18,318	1,096,515
Quest Diagnostics Inc.	7,010	409,524

		3,757,440

Health Care Supplies—0.05%
DENTSPLY International Inc.	6,437	252,588

Health Care Technology—0.07%
Cerner Corp. (b)	3,239	389,004

Home Entertainment Software—0.07%
Electronic Arts Inc. (b)	15,140	369,567

Home Furnishings—0.03%
Leggett & Platt, Inc.	6,629	171,227

Home Improvement Retail—0.75%
Home Depot, Inc. (The)	74,223	2,692,811
Lowe’s Cos., Inc.	62,501	1,508,774

		4,201,585

Homebuilding—0.08%
D.R. Horton, Inc.	12,726	155,003
Lennar Corp. -Class A	7,246	137,529
Pulte Group Inc. (b)	15,224	128,490

		421,022

Homefurnishing Retail—0.11%
Bed Bath & Beyond Inc. (b)	11,536	621,675

Hotels, Resorts & Cruise Lines—0.37%
Carnival Corp.	19,545	758,541
Marriott International Inc. -Class A	13,164	497,731
Starwood Hotels & Resorts Worldwide, Inc.	8,703	530,709
Wyndham Worldwide Corp.	7,846	273,119

		2,060,100

Household Appliances—0.15%
Stanley Black & Decker Inc.	7,563	558,754
Whirlpool Corp.	3,462	290,116

		848,870

Household Products—2.17%
Clorox Co. (The)	6,231	439,161
Colgate-Palmolive Co.	22,367	1,957,784
Kimberly-Clark Corp.	18,314	1,250,846
Procter & Gamble Co. (The)	126,850	8,498,950

		12,146,741

Housewares & Specialties—0.12%
Fortune Brands, Inc.	6,934	448,838
Newell Rubbermaid Inc.	13,161	234,397

		683,235

Human Resource & Employment Services—0.03%
Robert Half International, Inc.	6,596	181,852

Hypermarkets & Super Centers—1.17%
Costco Wholesale Corp.	19,770	1,630,630
Wal-Mart Stores, Inc.	88,728	4,899,560

		6,530,190

Independent Power Producers & Energy Traders—0.18%
AES Corp. (The) (b)	29,988	388,644
Constellation Energy Group Inc.	9,028	335,661
NRG Energy, Inc. (b)	11,210	277,560

		1,001,865

Industrial Conglomerates—2.48%
3M Co.	32,237	3,042,528
General Electric Co.	480,923	9,445,328
Textron Inc.	12,501	286,023
Tyco International Ltd.	21,456	1,058,853

		13,832,732

Industrial Gases—0.47%
Air Products & Chemicals, Inc.	9,733	925,511
Airgas, Inc.	3,406	235,287
Praxair, Inc.	13,736	1,453,818

		2,614,616

Industrial Machinery—1.10%
Danaher Corp.	24,480	1,334,894
Dover Corp.	8,427	566,547
Eaton Corp.	15,416	796,545
Flowserve Corp.	2,516	305,015
Illinois Tool Works Inc.	22,573	1,293,884
Ingersoll-Rand PLC (Ireland)	14,926	744,807
Pall Corp.	5,198	291,608
Parker Hannifin Corp.	7,330	651,271
Snap-On Inc.	2,625	158,340

		6,142,911

Industrial REIT’s—0.08%
ProLogis	25,835	427,828

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Insurance Brokers—0.28%
Aon Corp.	15,085	$786,683
Marsh & McLennan Cos., Inc.	24,641	755,739

		1,542,422

Integrated Oil & Gas—7.23%
Chevron Corp.	90,919	9,538,312
ConocoPhillips	64,749	4,740,922
Exxon Mobil Corp.	224,580	18,745,693
Hess Corp.	13,610	1,075,598
Marathon Oil Corp.	32,168	1,742,541
Murphy Oil Corp.	8,734	601,685
Occidental Petroleum Corp.	36,814	3,970,390

		40,415,141

Integrated Telecommunication Services—2.69%
AT&T Inc.	267,735	8,449,717
CenturyLink Inc.	26,975	1,165,050
Frontier Communications Corp.	45,008	398,321
Verizon Communications Inc.	128,086	4,730,216
Windstream Corp. (b)	22,839	307,184

		15,050,488

Internet Retail—0.91%
Amazon.com, Inc. (b)	16,135	3,173,593
Expedia, Inc.	9,041	253,238
Netflix Inc. (b)	1,982	536,726
Priceline.com Inc. (b)	2,225	1,146,298

		5,109,855

Internet Software & Services—1.66%
Akamai Technologies, Inc. (b)	8,461	287,124
eBay Inc. (b)	51,747	1,612,954
Google Inc. -Class A (b)	11,358	6,008,609
Monster Worldwide, Inc. (b)	5,894	90,886
VeriSign, Inc.	7,843	274,662
Yahoo! Inc. (b)	59,304	981,481

		9,255,716

Investment Banking & Brokerage—1.07%
Charles Schwab Corp. (The)	45,234	814,665
E*TRADE Financial Corp. (b)	11,242	177,736
Goldman Sachs Group, Inc. (The)	23,573	3,317,428
Morgan Stanley	70,002	1,691,248

		6,001,077

IT Consulting & Other Services—1.97%
Cognizant Technology Solutions Corp. -Class A (b)	13,777	1,047,603
International Business Machines Corp.	55,233	9,330,511
SAIC, Inc. (b)	13,303	233,601
Teradata Corp. (b)	7,617	424,952

		11,036,667

Leisure Products—0.13%
Hasbro, Inc.	6,183	282,810
Mattel, Inc.	15,791	416,804

		699,614

Life & Health Insurance—1.08%
Aflac, Inc.	21,295	1,017,688
Lincoln National Corp.	14,302	419,763
MetLife, Inc.	47,788	2,107,451
Principal Financial Group, Inc.	14,529	454,322
Prudential Financial, Inc.	22,010	1,403,798
Torchmark Corp.	3,551	235,431
Unum Group	14,025	368,998

		6,007,451

Life Sciences Tools & Services—0.52%
Agilent Technologies, Inc. (b)	15,630	779,468
Life Technologies Corp. (b)	8,131	422,568
PerkinElmer, Inc.	5,134	142,160
Thermo Fisher Scientific, Inc. (b)	17,690	1,157,811
Waters Corp. (b)	4,180	411,981

		2,913,988

Managed Health Care—1.07%
Aetna Inc.	17,414	760,644
CIGNA Corp.	12,284	612,849
Coventry Health Care, Inc. (b)	6,758	237,746
Humana Inc. (b)	7,632	614,605
UnitedHealth Group Inc.	49,534	2,424,689
WellPoint Inc.	17,007	1,329,437

		5,979,970

Metal & Glass Containers—0.10%
Ball Corp.	7,631	301,501
Owens-Illinois, Inc. (b)	7,458	239,551

		541,052

Motorcycle Manufacturers—0.07%
Harley-Davidson, Inc.	10,666	396,349
Movies & Entertainment—1.55%
News Corp. -Class A	103,432	1,896,943
Time Warner Inc.	49,494	1,803,067
Viacom Inc. -Class B	27,037	1,362,935
Walt Disney Co. (The)	86,010	3,580,596

		8,643,541

Multi-Line Insurance—0.38%
American International Group, Inc. (b)	19,616	559,056
Assurant, Inc.	4,525	167,380
Genworth Financial Inc. -Class A (b)	22,186	246,486
Hartford Financial Services Group, Inc. (The)	20,142	536,784
Loews Corp.	14,239	598,323

		2,108,029

Multi-Sector Holdings—0.06%
Leucadia National Corp.	8,963	317,828

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Multi-Utilities—1.28%
Ameren Corp.	10,894	$323,661
CenterPoint Energy, Inc.	19,241	371,929
CMS Energy Corp.	11,419	227,695
Consolidated Edison, Inc.	13,223	701,612
Dominion Resources, Inc.	26,307	1,255,370
DTE Energy Co.	7,673	396,080
Integrys Energy Group, Inc.	3,536	185,074
NiSource Inc.	12,649	256,775
PG&E Corp.	17,946	778,497
Public Service Enterprise Group Inc.	22,918	767,753
SCANA Corp.	5,106	207,661
Sempra Energy	10,887	600,636
TECO Energy, Inc.	9,718	186,586
Wisconsin Energy Corp.	10,586	331,024
Xcel Energy, Inc.	21,860	540,816

		7,131,169

Office Electronics—0.12%
Xerox Corp.	63,381	647,120

Office REIT’s—0.13%
Boston Properties, Inc.	6,501	704,383

Office Services & Supplies—0.08%
Avery Dennison Corp.	4,860	205,772
Pitney Bowes Inc.	9,229	220,481

		426,253

Oil & Gas Drilling—0.29%
Diamond Offshore Drilling, Inc.	3,157	232,576
Helmerich & Payne, Inc.	4,767	298,796
Nabors Industries Ltd. (b)	12,959	361,426
Noble Corp. (b)	11,425	478,365
Rowan Cos., Inc. (b)	5,715	226,600

		1,597,763

Oil & Gas Equipment & Services—2.01%
Baker Hughes, Inc.	19,667	1,453,981
Cameron International Corp. (b)	11,085	528,311
FMC Technologies, Inc. (b)	10,882	485,664
Halliburton Co.	41,366	2,074,505
National Oilwell Varco Inc.	19,070	1,384,100
Schlumberger Ltd.	61,640	5,283,781

		11,210,342

Oil & Gas Exploration & Production—2.15%
Anadarko Petroleum Corp.	22,475	1,787,212
Apache Corp.	17,335	2,159,941
Cabot Oil & Gas Corp.	4,772	280,355
Chesapeake Energy Corp.	29,784	933,430
Denbury Resources Inc. (b)	18,162	398,837
Devon Energy Corp.	19,338	1,625,746
EOG Resources, Inc.	12,131	1,323,977
EQT Corp.	6,755	365,986
Newfield Exploration Co. (b)	6,074	453,060
Noble Energy, Inc.	7,958	741,685
Pioneer Natural Resources Co.	5,241	481,229
QEP Resources Inc.	7,984	347,304
Range Resources Corp.	7,267	406,371
Southwestern Energy Co. (b)	15,749	689,334

		11,994,467

Oil & Gas Refining & Marketing—0.19%
Sunoco, Inc.	5,451	220,711
Tesoro Corp. (b)	6,483	158,185
Valero Energy Corp.	25,769	708,648

		1,087,544

Oil & Gas Storage & Transportation—0.42%
El Paso Corp.	34,669	729,782
Spectra Energy Corp.	29,376	810,484
Williams Cos., Inc. (The)	26,549	833,373

		2,373,639

Other Diversified Financial Services—3.33%
Bank of America Corp.	458,398	5,386,176
Citigroup Inc.	131,598	5,415,258
JPMorgan Chase & Co.	180,416	7,801,188

		18,602,622

Packaged Foods & Meats—1.61%
Campbell Soup Co.	8,248	286,618
ConAgra Foods, Inc.	18,518	470,913
Dean Foods Co. (b)	8,294	115,121
General Mills, Inc.	28,796	1,145,217
H.J. Heinz Co.	14,574	800,404
Hershey Co. (The)	7,044	392,562
Hormel Foods Corp.	6,269	183,870
J M Smucker Co. (The)	5,391	427,398
Kellogg Co.	11,409	650,199
Kraft Foods, Inc. -Class A	79,210	2,769,974
McCormick & Co., Inc.	6,021	302,194
Mead Johnson Nutrition Co.	9,248	626,922
Sara Lee Corp.	28,190	551,114
Tyson Foods, Inc. -Class A	13,506	256,884

		8,979,390

Paper Packaging—0.06%
Bemis Co., Inc.	4,870	161,294
Sealed Air Corp.	7,175	184,254

		345,548

Paper Products—0.16%
International Paper Co.	19,915	621,746
MeadWestvaco Corp.	7,671	260,968

		882,714

Personal Products—0.20%
Avon Products, Inc.	19,464	578,275
Estee Lauder Cos. Inc. (The) -Class A	5,221	535,205

		1,113,480

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Pharmaceuticals—5.68%
Abbott Laboratories	70,091	$3,662,255
Allergan, Inc.	13,843	1,145,231
Bristol-Myers Squibb Co.	77,104	2,217,511
Eli Lilly and Co.	46,139	1,775,429
Forest Laboratories, Inc. (b)	12,956	466,675
Hospira, Inc. (b)	7,517	415,615
Johnson & Johnson	123,880	8,335,885
Merck & Co., Inc.	139,635	5,131,586
Mylan Inc. (b)	19,794	466,050
Pfizer Inc. (d)	362,111	7,767,281
Watson Pharmaceuticals, Inc. (b)	5,669	364,800

		31,748,318

Property & Casualty Insurance—2.02%
ACE Ltd. (Switzerland)	15,196	1,045,789
Allstate Corp. (The)	23,992	752,869
Berkshire Hathaway Inc. -Class B (b)	78,395	6,198,693
Chubb Corp. (The)	13,370	876,938
Cincinnati Financial Corp.	7,381	224,530
Progressive Corp. (The)	29,893	647,183
Travelers Cos., Inc. (The)	19,522	1,211,926
XL Group PLC (Ireland)	14,085	333,251

		11,291,179

Publishing—0.15%
Gannett Co., Inc.	10,855	154,792
McGraw-Hill Cos., Inc. (The)	13,888	589,823
Washington Post Co. (The) -Class B	235	96,489

		841,104

Railroads—0.87%
CSX Corp.	16,774	1,330,178
Norfolk Southern Corp.	16,127	1,182,270
Union Pacific Corp.	22,237	2,334,218

		4,846,666

Real Estate Services—0.06%
CB Richard Ellis Group, Inc. -Class A (b)	13,189	348,585

Regional Banks—1.00%
BB&T Corp.	31,458	866,353
Fifth Third Bancorp	41,566	542,852
First Horizon National Corp.	11,927	125,353
Huntington Bancshares Inc.	39,100	258,060
KeyCorp	43,075	364,845
M&T Bank Corp.	5,494	485,120
Marshall & Ilsley Corp.	24,008	192,064
PNC Financial Services Group, Inc.	23,799	1,485,534
Regions Financial Corp.	56,964	402,166
SunTrust Banks, Inc.	24,263	682,518
Zions Bancorp.	8,270	197,074

		5,601,939

Research & Consulting Services—0.07%
Dun & Bradstreet Corp. (The)	2,234	179,189
Equifax Inc.	5,583	210,982

		390,171

Residential REIT’s—0.27%
Apartment Investment & Management Co. -Class A	5,385	143,941
AvalonBay Communities, Inc.	3,898	518,707
Equity Residential	13,314	823,205

		1,485,853

Restaurants—1.25%
Chipotle Mexican Grill, Inc. (b)	1,423	411,347
Darden Restaurants, Inc.	6,287	318,437
McDonald’s Corp.	47,251	3,852,846
Starbucks Corp.	33,787	1,243,024
Yum! Brands, Inc.	21,170	1,171,124

		6,996,778

Retail REIT’s—0.35%
Kimco Realty Corp.	18,407	359,121
Simon Property Group, Inc.	13,449	1,587,789

		1,946,910

Semiconductor Equipment—0.28%
Applied Materials, Inc.	59,757	823,451
KLA-Tencor Corp.	7,572	326,353
MEMC Electronic Materials, Inc. (b)	10,430	109,724
Novellus Systems, Inc. (b)	4,126	149,650
Teradyne, Inc. (b)	8,378	134,132

		1,543,310

Semiconductors—2.24%
Advanced Micro Devices, Inc. (b)	26,069	226,279
Altera Corp.	14,490	696,824
Analog Devices, Inc.	13,569	558,636
Broadcom Corp. -Class A (b)	21,538	774,937
First Solar, Inc. (b)	2,430	301,927
Intel Corp. (d)	248,557	5,595,018
Linear Technology Corp.	10,274	355,378
LSI Corp. (b)	27,900	208,971
Microchip Technology, Inc.	8,529	337,151
Micron Technology, Inc. (b)	38,844	396,209
National Semiconductor Corp.	10,921	267,892
NVIDIA Corp. (b)	26,313	527,313
Texas Instruments Inc.	53,083	1,873,830
Xilinx, Inc.	11,823	421,845

		12,542,210

Soft Drinks—2.31%
Coca-Cola Co. (The)	103,911	6,942,294
Coca-Cola Enterprises, Inc.	14,952	431,963
Dr. Pepper Snapple Group, Inc.	10,143	417,892
PepsiCo, Inc.	71,853	5,110,185

		12,902,334

Specialized Consumer Services—0.04%
H&R Block, Inc.	13,824	223,949
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Specialized Finance—0.40%
CME Group Inc.	3,034	$866,996
IntercontinentalExchange Inc. (b)	3,278	395,491
Moody’s Corp.	9,037	360,666
NASDAQ OMX Group, Inc. (The) (b)	6,766	172,668
NYSE Euronext	11,829	430,694

		2,226,515

Specialized REIT’s—0.65%
HCP, Inc.	18,162	689,066
Health Care REIT, Inc.	7,951	422,914
Host Hotels & Resorts Inc.	30,816	541,745
Plum Creek Timber Co., Inc.	7,329	296,971
Public Storage	6,329	748,974
Ventas, Inc.	7,340	413,976
Weyerhaeuser Co.	24,328	524,025

		3,637,671

Specialty Chemicals—0.28%
Ecolab Inc.	10,521	577,393
International Flavors & Fragrances Inc.	3,647	233,627
Sherwin-Williams Co. (The)	3,998	351,184
Sigma-Aldrich Corp.	5,484	385,470

		1,547,674

Specialty Stores—0.18%
Staples, Inc.	32,584	548,063
Tiffany & Co.	5,723	433,002

		981,065

Steel—0.33%
AK Steel Holding Corp.	4,955	75,811
Allegheny Technologies, Inc.	4,420	296,140
Cliffs Natural Resources Inc.	6,134	556,354
Nucor Corp.	14,306	605,716
United States Steel Corp.	6,510	300,176

		1,834,197

Systems Software—2.92%
BMC Software, Inc. (b)	8,088	451,553
CA, Inc.	17,325	405,405
Microsoft Corp. (d)	334,886	8,375,499
Oracle Corp.	176,198	6,029,496
Red Hat, Inc. (b)	8,730	380,628
Symantec Corp. (b)	34,568	675,804

		16,318,385

Thrifts & Mortgage Finance—0.08%
Hudson City Bancorp, Inc.	23,854	217,787
People’s United Financial Inc.	16,394	218,860

		436,647

Tires & Rubber—0.03%
Goodyear Tire & Rubber Co. (The) (b)	11,004	195,101

Tobacco—1.77%
Altria Group, Inc.	94,747	2,658,601
Lorillard, Inc.	6,636	764,998
Philip Morris International Inc.	81,393	5,839,948
Reynolds American Inc.	15,315	609,230

		9,872,777

Trading Companies & Distributors—0.15%
Fastenal Co.	13,352	443,019
W.W. Grainger, Inc.	2,624	396,408

		839,427

Trucking—0.02%
Ryder System, Inc.	2,289	125,895
Wireless Telecommunication Services—0.36%
American Tower Corp. -Class A (b)	18,008	999,084
MetroPCS Communications, Inc. (b)	11,952	213,941
Sprint Nextel Corp. (b)	135,434	792,289

		2,005,314

Total Common Stocks & Other Equity Interests (Cost $402,917,059)		555,634,405

Money Market Funds—0.49%
Liquid Assets Portfolio — Institutional Class (e)	1,365,739	1,365,739
Premier Portfolio — Institutional Class (e)	1,365,740	1,365,740

Total Money Market Funds (Cost $2,731,480)		2,731,479

TOTAL INVESTMENTS—99.93% (Cost $405,648,539)		558,365,884

OTHER ASSETS LESS LIABILITIES—0.07%		386,005

NET ASSETS—100.00%		$558,751,889

Investment Abbreviations:

REIT	— Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of May 31, 2011 represented 0.09% of the Fund’s Net Assets. See Note 3.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 4.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco S&P 500 Index Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco S&P 500 Index Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$558,365,884	$—	$—	$558,365,884

Futures*	(35,681)	—	—	(35,681)

Total Investments	$558,330,203	$—	$—	$558,330,203

*	Unrealized appreciation (depreciation).
NOTE 3 — Investments in Affiliates
The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in and earnings from investments in Invesco Ltd. for the nine months ended May 31, 2011.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	08/31/10	at Cost	from Sales	Appreciation	Gain (Loss)	05/31/11	Income

Invesco Ltd.	$432,499	$2,119	$(74,526)	$160,739	$(6,462)	$514,369	$7,463

Invesco S&P 500 Index Fund

NOTE 4 — Futures Contracts at Period-End
Open Futures Contracts

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

E-Mini S&P 500 Index	58	June-2011/Long	$3,897,310	$(35,681)

NOTE 5 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2011 was $17,006,750 and $79,749,163, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$167,353,006

Aggregate unrealized (depreciation) of investment securities	(43,371,638)

Net unrealized appreciation of investment securities	$123,981,368

Cost of investments for tax purposes is $434,384,516.
Invesco S&P 500 Index Fund

Invesco Select Real Estate Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011
invesco.com/us                                                                  SREI-QTR-1 05/11                                                                     Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2011
(Unaudited

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests—52.60%

Apartments—4.64%
Advance Residence Investment (Japan)	296	$611,054
Canadian Apartment Properties REIT (Canada)	71,800	1,414,658
Essex Property Trust, Inc.	69,000	9,495,090
UDR, Inc.	86,900	2,264,614

		13,785,416

Diversified—10.68%
British Land Co. PLC (United Kingdom)	75,289	741,685
Challenger Diversified Property Group (Australia)	3,324,438	1,952,044
Charter Hall Group (Australia)	308,878	758,444
Cohen & Steers Quality Income Realty Fund, Inc.	201,773	2,136,776
Cominar REIT (Canada)	73,600	1,697,760
Dexus Property Group (Australia)	671,099	635,157
Digital Realty Trust, Inc.	78,900	4,920,993
Dundee REIT (Canada)	54,900	1,890,817
Fountainhead Property Trust (South Africa)	1,541,965	1,429,025
Frasers Centrepoint Trust (Singapore)	508,000	613,686
Kiwi Income Property Trust (New Zealand)	2,293,202	1,967,567
Mirvac Group (Australia)	1,184,498	1,615,166
Neuberger Berman Real Estate Securities Income Fund Inc.	12,092	53,689
Nieuwe Steen Investments NV (Netherlands)	69,728	1,481,396
Stockland (Australia)	190,845	720,666
United Urban Investment Corp. (Japan)	478	546,343
Vornado Realty Trust	22,888	2,251,722
Washington REIT	183,291	6,329,038

		31,741,974

Freestanding—3.06%
National Retail Properties Inc.	296,600	7,646,348
Realty Income Corp.	41,400	1,454,796

		9,101,144

Healthcare—7.27%
Chartwell Senior Housing REIT (Canada)	170,700	1,523,950
Healthcare Realty Trust, Inc.	90,600	1,995,012
LTC Properties, Inc.	76,150	2,247,948
OMEGA Healthcare Investors, Inc.	116,000	2,469,640
Senior Housing Properties Trust	408,750	9,871,312
Ventas, Inc.	62,200	3,508,080

		21,615,942

Industrial—1.35%
Ascendas REIT (Singapore)	907,000	1,514,853
EastGroup Properties, Inc.	22,800	1,069,548
Hansteen Holdings PLC (United Kingdom)	1,002,086	1,441,112

		4,025,513

Industrial/Office: Mixed—3.80%
Liberty Property Trust	313,400	11,301,204

Lodging-Resorts—4.04%
Hospitality Properties Trust	417,600	10,306,368
RLJ Lodging Trust (b)	92,949	1,696,319

		12,002,687

Office—7.75%
AMP NZ Office Ltd. (New Zealand)	2,218,493	1,519,113
Befimmo S.C.A. Sicafi (Belgium)	8,429	762,202
CapitaCommercial Trust (Singapore)	547,000	651,930
Commonwealth Property Office Fund (Australia)	792,263	775,184
Government Properties Income Trust	154,550	4,092,484
Investa Office Fund (Australia)	1,149,430	780,291
Intervest Offices (Belgium)	43,310	1,418,317
Japan Prime Realty Investment Corp. (Japan)	223	646,980
Mack-Cali Realty Corp.	158,200	5,593,952
ORIX JREIT Inc. (Japan)	99	536,936
Piedmont Office Realty Trust Inc. -Class A	305,000	6,270,800

		23,048,189

Regional Malls—3.13%
CBL & Associates Properties, Inc.	232,700	4,477,148
CFS Retail Property Trust (Australia)	900,183	1,804,588
Fortune REIT (Singapore)	1,365,000	658,140
Primaris Retail REIT (Canada)	65,300	1,420,708
Starhill Global REIT (Singapore)	1,826,000	940,093

		9,300,677

Self Storage Facilities—1.50%
Public Storage	37,600	4,449,584

Shopping Centers—4.92%
Artis Real Estate Investment Trust (Canada)	125,800	1,855,384
Bunnings Warehouse Property Trust (Australia)	321,015	607,316
Charter Hall Retail REIT (Australia)	539,820	1,924,882
Eurocommercial Properties N.V. (Netherlands)	12,827	673,672
Federal Realty Investment Trust	17,100	1,497,960
Inland Real Estate Corp.	368,350	3,363,035
RioCan REIT (Canada)	55,600	1,459,866
VastNed Retail N.V. (Netherlands)	13,296	1,014,365
See accompanying notes which are an integral part of this schedule.
Invesco Select Real Estate Income Fund

	Shares	Value

Shopping Centers—(continued)
Weingarten Realty Investors	83,800	$2,230,756

		14,627,236

Timber REIT’S—0.46%
Weyerhaeuser Co.	64,000	1,378,560

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $134,635,159)		156,378,126

Preferred Stocks—26.03%

Apartments—1.04%
Essex Property Trust Inc., Series H, 7.13% Pfd.	120,000	3,089,100

Diversified—6.43%
DuPont Fabros Technology, Inc., Series A, 7.88% Pfd.	80,000	2,043,200
Series B, 7.63% Pfd.	80,000	2,000,000
Entertainment Properties Trust, Series E, 9.00% Pfd.	85,000	2,477,750
Vornado Realty Trust, Series E, 7.00% Pfd.	145,963	3,814,013
Series H, 6.75% Pfd.	91,800	2,291,328
Series I, 6.63% Pfd.	180,900	4,495,365
Series J, 6.88% Pfd.	80,000	2,008,000

		19,129,656

Freestanding—0.77%
National Retail Properties Inc., Series C, 7.38% Pfd.	90,450	2,282,054

Healthcare—0.95%
Health Care REIT, Inc., Series I, 6.50% Pfd.	52,500	2,828,700

Industrial—0.02%
ProLogis, Series C, 8.54% Pfd.	950	53,170

Industrial/Office: Mixed—2.43%
PS Business Parks, Inc., Series M, 7.20% Pfd.	123,100	3,108,275
Series O, 7.38% Pfd.	117,985	2,994,459
Series R, 6.88% Pfd.	45,000	1,133,100

		7,235,834

Lodging-Resorts—4.22%
Eagle Hospitality Properties Trust Inc., Series A, 8.25% Pfd.	195,800	1,187,038
Hersha Hospitality Trust, Series A, 8.00% Pfd.	7,520	188,000
Hospitality Properties Trust, Series C, 7.00% Pfd.	28,800	709,344
LaSalle Hotel Properties, Series D, 7.50% Pfd.	62,833	1,562,657
Series G, 7.25% Pfd.	116,950	2,861,766
Series H, 7.50% Pfd.	50,900	1,269,446
Pebblebrook Hotel Trust, Series A, 7.88% Pfd.	96,000	2,439,600
Sunstone Hotel Investors, Inc., Series A, 8.00% Pfd.	60,000	1,461,600
Series D, 8.00% Pfd.	36,000	871,200

		12,550,651

Office—5.19%
BioMed Realty Trust, Inc., Series A, 7.38% Pfd.	79,600	2,022,636
Brandywine Realty Trust, Series D, 7.38% Pfd.	10,355	259,186
Corporate Office Properties Trust, Series J, 7.63% Pfd.	22,000	556,820
Kilroy Realty Corp., Series E, 7.80% Pfd.	58,195	1,472,333
Series F, 7.50% Pfd.	202,500	5,076,675
SL Green Realty Corp., Series C, 7.63% Pfd.	181,100	4,581,830
Series D, 7.88% Pfd.	57,400	1,464,848

		15,434,328

Regional Malls—1.64%
CBL & Associates Properties, Inc., Series D, 7.38% Pfd.	195,200	4,864,384

Self Storage Facilities—2.92%
Public Storage, Series H, 6.95% Pfd.	34,500	872,850
Series I, 7.25% Pfd.	31,914	811,254
Series L, 6.75% Pfd.	62,400	1,592,448
Series M, 6.63% Pfd.	87,300	2,259,324
Series O, 6.88% Pfd.	23,100	596,904
Series Q, 6.50% Pfd.	100,000	2,544,000

		8,676,780

Shopping Centers—0.42%
Kimco Realty Corp., Series H, 6.90% Pfd.	50,000	1,260,000

Total Preferred Stocks (Cost $74,794,940)		77,404,657

	Principal
	Amount

Mortgage-Backed Securities—12.63%
Banc of America Large Loan Inc., Series 2005-MIB1, Class C, Floating Rate Pass Through Ctfs., 0.51%, 03/15/22(c)(d)	$1,000,000	993,536
Series 2006-BIX1, Class B, Floating Rate Pass Through Ctfs., 0.34%, 10/15/19(c)(d)	1,465,000	1,433,763
Series 2006-BIX1, Class E, Floating Rate Pass Through Ctfs., 0.44%, 10/15/19(c)(d)	1,900,000	1,823,741
See accompanying notes which are an integral part of this schedule.
Invesco Select Real Estate Income Fund

	Principal
	Amount	Value

Mortgage-Backed Securities—(continued)
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class AJ, Variable Rate Pass Through Ctfs., 5.17%, 02/11/41(d)	$2,000,000	$2,009,466
Series 2005-PWR8, Class AJ, Pass Through Ctfs., 4.75%, 06/11/41	1,000,000	990,144
Series 2005-T18, Class A2, Variable Rate Pass Through Ctfs., 4.56%, 02/13/42(d)	74,126	74,333
Series 2005-T18, Class AJ, Variable Rate Pass Through Ctfs., 5.01%, 02/13/42(d)	350,000	345,343
Series 2006-T22, Class AJ, Variable Rate Pass Through Ctfs., 5.70%, 04/12/38(d)	900,000	901,101
Citigroup Commercial Mortgage Trust, Series 2005-EMG, Class D, Variable Rate Pass Through Ctfs., 5.03%, 09/20/51(c)(d)	500,000	496,457
Series 2006-C5, Class AMP3, Variable Pass Through Ctfs., 5.50%, 10/15/49(c)(d)	3,318,429	3,006,498
Commercial Mortgage Pass Through Ctfs., Series 2006-FL12, Class AH1, Floating Rate Pass Through Ctfs., 0.95%, 12/15/20(c)(d)	650,000	619,256
Series 2006-FL12, Class AH3, Floating Rate Pass Through Ctfs., 1.15%, 12/15/20(c)(d)	750,000	706,589
Credit Suisse First Boston Mortgage Securities Corp.-Series 2003-C3, Class G, Variable Rate Pass Through Ctfs., 4.62%, 05/15/38(c)(d)	25,000	23,602
DLJ Commercial Mortgage Corp.- Series 1998-CG1, Class B4, Variable Rate Pass Through Ctfs., 7.22%, 06/10/31(c)(d)	340,000	367,692
GMAC Commercial Mortgage Securities Inc.-Series 1998-C2, Class F, Pass Through Ctfs., 6.50%, 05/15/35(c)	190,000	197,184
Greenwich Capital Commercial Funding Corp.-Series 2005-GG3, Class AJ, Variable Rate Pass Through Ctfs., 4.86%, 08/10/42(d)	400,000	407,371
GS Mortgage Securities Corp II, Series 2001-GL3A, Class B, Variable Pass Through Ctfs., 6.59%, 08/05/18(c)(d)	2,000,000	2,003,977
Series 2001-GL3A, Class D, Variable Pass Through Ctfs., 6.74%, 08/05/18(c)(d)	1,850,000	1,852,025
Series 2001-GL3A, Class F919, 6.82%, 08/05/18(c)	2,293,000	2,304,789
Series 2003-C1, Class J, Variable Pass Through Ctfs., 5.31%, 01/10/40(c)(d)	900,000	847,188
JPMorgan Chase Commercial Mortgage Securities Corp.-Series 2002-CIB5, Class S2, Variable Pass Through Ctfs., 8.37%, 10/12/37(c)(d)	1,914,889	1,998,375
LB-UBS Commercial Mortgage Trust, Series 2002-C7, Class B, Pass Through Ctfs., 5.08%, 01/15/36	96,000	100,279
Series 2005-C1, Class A2, Pass Through Ctfs., 4.31%, 02/15/30	68,920	69,075
Series 2005-C3, Class AJ, Pass Through Ctfs., 4.84%, 07/15/40	4,250,000	4,207,849
Series 2006-C4, Class AJ, Variable Rate Pass Through Ctfs., 5.90%, 06/15/38(d)	3,760,000	3,705,840
Merrill Lynch Floating Trust, Series 2006-1, Class B, Floating Rate Pass Through Ctfs., 0.37%, 06/15/22(c)(d)	1,950,000	1,849,926
Series 2006-1, Class D, Floating Rate Pass Through Ctfs., 0.40%, 06/15/22(c)(d)	1,925,000	1,777,407
Merrill Lynch Mortgage Trust- Series 2004-MKB1, Class B, Variable Rate Pass Through Ctfs., 5.28%, 02/12/42(d)	25,000	26,769
Morgan Stanley Capital I-Series 2006-IQ11, Class B, Variable Rate Pass Through Ctfs., 5.73%, 10/15/42(d)	270,000	260,210
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class B, Pass Through Ctfs., 4.11%, 06/15/35	180,000	184,711
Series 2004-C15, Class 175C, Variable Pass Through Ctfs., 5.85%, 10/15/41(c)(d)	396,000	377,365
Series 2006-WL7A, Class A2, Floating Rate Pass Through Ctfs., 0.32%, 09/15/21(c)(d)	1,700,000	1,576,700

Total Mortgage-Backed Securities (Cost $35,705,572)		37,538,561

See accompanying notes which are an integral part of this schedule.
Invesco Select Real Estate Income Fund

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes—3.03%

Healthcare—2.01%
OMEGA Healthcare Investors Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 01/15/16	$2,000,000	$2,062,500
Sr. Unsec. Gtd. Notes, 6.75%, 10/15/22(c)	1,450,000	1,450,000
Senior Housing Properties Trust, Sr. Unsec. Notes, 8.63%, 01/15/12	1,509,000	1,571,246
4.30%, 01/15/16	900,000	901,688

		5,985,434

Office—0.64%
BR Properties SA (Brazil), Sr. Unsec. Gtd. Notes, 9.00% (c)(e)	1,850,000	1,895,372

Shopping Centers—0.38%
Developers Diversified Realty Corp., Sr. Unsec. Medium-Term Notes, 7.50%, 07/15/18	1,000,000	1,136,250

Total U.S. Dollar Denominated Bonds & Notes (Cost $8,786,590)		9,017,056

Non-U.S. Dollar Denominated Bonds & Notes—2.24%(f)

Australia—2.24%
Mirvac Group Finance Ltd., Sr. Unsec. Gtd. Medium-Term Notes, 8.00%, 09/16/16 AUD	2,000,000	2,136,895
Stockland Trust Management Ltd., Sr. Unsec. Gtd. Medium-Term Notes, 7.50%, 07/01/16 AUD	2,250,000	2,461,908
Westfield Retail Trust, -Series DIP Sr. Unsec. Gtd. Medium-Term Notes, 7.00%, 10/18/16 AUD	1,900,000	2,049,430

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $6,492,595)		6,648,233

Money Market Funds—2.87%
Liquid Assets Portfolio — Institutional Class (g)	4,271,058	4,271,058
Premier Portfolio — Institutional Class (g)	4,271,058	4,271,058

Total Money Market Funds (Cost $8,542,116)		8,542,116

TOTAL INVESTMENTS—99.40% (Cost $268,956,972)		295,528,749

OTHER ASSETS LESS LIABILITIES—0.60%		1,772,779

NET ASSETS—100.00%		$297,301,528

Investment Abbreviations:

AUD	— Australian Dollar

Ctfs.	— Certificates

Gtd.	— Guaranteed

Pfd.	— Preferred

REIT	— Real Estate Investment Trust

Sr.	— Senior

Unsec.	— Unsecured
Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $27,601,442, which represented 9.28% of the Trust’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(e)	Perpetual bond with no specified maturity date.

(f)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Select Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices will be used to value debt obligations and Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Select Real Estate Income Fund

A. Security Valuations — (continued)
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
Invesco Select Real Estate Income Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$220,898,629	$21,426,270	$—	$242,324,899
Corporate Debt Securities	—	15,665,289	—	15,665,289
Asset Backed Securities	—	37,538,561	—	37,538,561

	$220,898,629	$74,630,120	$—	$295,528,749

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2011 was $210,644,124 and $173,370,991, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$26,766,300
Aggregate unrealized (depreciation) of investment securities	(2,898,060)

Net unrealized appreciation of investment securities	$23,868,240

Cost of investments for tax purposes is $271,660,509.

Invesco Select Real Estate Income Fund

Invesco Structured Core Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	SCOR-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests(a)–97.56%

Advertising–1.13%
Interpublic Group of Cos., Inc. (The)	408,100	$4,868,633

Aerospace & Defense–0.13%
Huntington Ingalls Industries Inc. (b)	14,900	544,893

Airlines–0.16%
United Continental Holdings Inc. (b)	27,800	671,370

Apparel Retail–1.05%
American Eagle Outfitters, Inc.	34,400	456,144
Limited Brands, Inc.	101,100	4,039,956

		4,496,100

Auto Parts & Equipment–1.49%
Magna International Inc. (Canada)	67,100	3,254,350
TRW Automotive Holdings Corp. (b)	55,400	3,150,598

		6,404,948

Automobile Manufacturers–2.83%
Ford Motor Co. (b)	600,300	8,956,476
General Motors Co. (b)	100,600	3,200,086

		12,156,562

Automotive Retail–0.22%
AutoZone, Inc. (b)	3,250	955,500

Biotechnology–2.35%
Amgen Inc. (b)	166,900	10,104,126

Cable & Satellite–0.55%
Comcast Corp;-Class A	94,100	2,375,084

Casinos & Gaming–0.53%
Wynn Resorts Ltd.	15,400	2,256,408

Catalog Retail–0.32%
Liberty Media Corp. — Interactive -Series A — Tracking Stock (b)	76,500	1,393,065

Communications Equipment–0.09%
Cisco Systems, Inc.	21,900	367,920

Computer & Electronics Retail–0.21%
GameStop Corp. -Class A (b)	31,700	886,966

Computer Hardware–6.08%
Apple Inc. (b)	53,060	18,455,860
Dell, Inc. (b)	475,500	7,646,040

		26,101,900

Computer Storage & Peripherals–2.62%
Lexmark International, Inc. -Class A (b)	146,200	4,353,836
SanDisk Corp. (b)	144,700	6,876,144

		11,229,980

Construction & Engineering–0.81%
KBR, Inc.	92,700	3,459,564

Construction & Farm Machinery & Heavy Trucks–0.65%
Caterpillar Inc.	26,300	2,782,540

Consumer Electronics–0.06%
Harman International Industries, Inc.	5,400	259,038

Consumer Finance–3.26%
Capital One Financial Corp.	137,800	7,488,052
Discover Financial Services	272,000	6,484,480

		13,972,532

Department Stores–2.02%
Macy’s, Inc.	300,400	8,675,552

Diversified Banks–2.53%
Wells Fargo & Co. (b)	383,300	10,874,221

Diversified Chemicals–0.94%
E. I. du Pont de Nemours and Co.	76,000	4,050,800

Diversified Metals & Mining–1.90%
Freeport-McMoRan Copper & Gold Inc.	158,300	8,174,612

Drug Retail–0.83%
Walgreen Co.	81,600	3,560,208

Education Services–0.43%
Apollo Group, Inc. -Class A (b)	45,000	1,849,950

Footwear–0.63%
Crocs, Inc. (b)	119,700	2,720,781

Health Care Distributors–0.67%
Cardinal Health, Inc.	63,800	2,897,796

Health Care Equipment–0.10%
Hologic, Inc. (b)	20,500	440,750

Home Entertainment Software–0.75%

Activision Blizzard, Inc.	267,300	3,204,927

Homebuilding–0.89%
D.R. Horton, Inc.	313,400	3,817,212

Household Products–0.06%
Procter & Gamble Co. (The)	3,900	261,300
See accompanying notes which are an integral part of this schedule.
Invesco Structured Core Fund

	Shares	Value

Hypermarkets & Super Centers–2.11%
Wal-Mart Stores, Inc.	164,100	$9,061,602

Industrial Conglomerates–3.10%
General Electric Co.	677,700	13,310,028

Industrial Machinery–0.29%
Parker Hannifin Corp.	14,000	1,243,900

Integrated Oil & Gas–8.48%
Chevron Corp.	10,200	1,070,082
ConocoPhillips	150,900	11,048,898
Exxon Mobil Corp.	196,100	16,368,467
Marathon Oil Corp.	145,600	7,887,152

		36,374,599

Integrated Telecommunication Services–5.82%
AT&T Inc.	464,200	14,650,152
Verizon Communications, Inc.	279,400	10,318,242

		24,968,394

Internet Retail–1.61%
Priceline.com Inc. (b)	13,400	6,903,546

Internet Software & Services–1.06%
eBay Inc. (b)	113,400	3,534,678
IAC/InterActiveCorp (b)	27,400	1,007,772

		4,542,450

IT Consulting & Other Services–1.74%
International Business Machines Corp.	44,250	7,475,152

Life & Health Insurance–0.05%
Lincoln National Corp.	7,100	208,385

Managed Health Care–4.93%
CIGNA Corp.	37,300	1,860,897
Humana Inc.	108,800	8,761,664
UnitedHealth Group, Inc.	203,400	9,956,430
WellPoint Inc.	7,200	562,824

		21,141,815

Movies & Entertainment–1.59%
Time Warner, Inc.	187,400	6,826,982

Multi-Line Insurance–0.57%

Assurant, Inc.	65,700	2,430,243

Oil & Gas Equipment & Services–0.95%
National Oilwell Varco Inc.	56,300	4,086,254

Oil & Gas Refining & Marketing–3.14%
Tesoro Corp. (b)	264,500	6,453,800
Valero Energy Corp.	255,800	7,034,500

		13,488,300

Other Diversified Financial Services–3.14%
Citigroup, Inc.	199,500	8,209,425
JPMorgan Chase & Co.	122,000	5,275,280

		13,484,705

Paper Products–0.65%
International Paper Co.	89,000	2,778,580

Pharmaceuticals–6.28%
Eli Lilly and Co.	241,200	9,281,376
Forest Laboratories, Inc. (b)	150,900	5,435,418
Pfizer, Inc.	570,000	12,226,500

		26,943,294

Property & Casualty Insurance–1.22%
Berkshire Hathaway Inc. -Class B (b)	58,700	4,641,409
Travelers Cos., Inc. (The)	9,800	608,384

		5,249,793

Publishing–0.56%
McGraw-Hill Cos., Inc. (The)	56,400	2,395,308
Regional Banks–1.11%
KeyCorp	560,900	4,750,823

Semiconductors–2.68%
Intel Corp.	261,300	5,881,863
Micron Technology, Inc. (b)	550,700	5,617,140

		11,499,003

Specialized Consumer Services–0.16%
H&R Block, Inc.	43,100	698,220

Specialized Finance–0.45%
Moody’s Corp.	47,900	1,911,689

Specialty Stores–0.08%
PetSmart, Inc.	7,500	339,750

Systems Software–3.75%
Microsoft Corp.	563,000	14,080,630
Symantec Corp. (b)	104,100	2,035,155

		16,115,785

Tobacco–2.92%
Philip Morris International Inc.	174,600	12,527,550

Wireless Telecommunication Services–2.83%
MetroPCS Communications, Inc. (b)	350,900	6,281,110
Sprint Nextel Corp. (b)	1,000,800	5,854,680

		12,135,790

Total Common Stocks & Other Equity Interests (Cost $369,837,508)		418,707,178

See accompanying notes which are an integral part of this schedule.
Invesco Structured Core Fund

	Principal
	Amount	Value

U.S. Treasury Bills–0.25%
0.09% 06/16/11(Cost $1,099,960)(c)(d)	$1,100,000	1,099,960

	Shares	Value

Money Market Funds–2.34%
Liquid Assets Portfolio — Institutional Class (e)	5,017,321	5,017,321
Premier Portfolio — Institutional Class (e)	5,017,321	5,017,321

Total Money Market Funds (Cost $10,034,642)		10,034,642

TOTAL INVESTMENTS–100.15% (Cost $380,972,110)		429,841,780

OTHER ASSETS LESS LIABILITIES–(0.15)%		(664,135)

NET ASSETS–100.00%		$429,177,645

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Notes 1D, 1E and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Structured Core Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Structured Core Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current
Invesco Structured Core Fund

market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$428,741,820	$—	$—	$428,741,820
U.S. Treasury Securities	—	1,099,960	—	1,099,960

	$428,741,820	$1,099,960	$—	$429,841,780

Futures*	263,567		—	263,567

Total Investments	$429,005,387	$1,099,960	$—	$430,105,347

*	Unrealized appreciation (depreciation).
NOTE 3 — Futures Contracts at Period-End
Open Futures Contracts

	Number of	Month/		Unrealized
Contract	Contracts	Commitment	Value	Appreciation

E-Mini S & P 500 Futures	160	June-2011/Long	$10,751,200	$263,567
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2011 was $180,345,597 and $94,231,063, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$51,757,817
Aggregate unrealized (depreciation) of investment securities	(3,353,857)

Net unrealized appreciation of investment securities	$48,403,960

Cost of investments for tax purposes is $381,437,820

Invesco Structured Core Fund

NOTE 5 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Structured Core Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Select Equity Fund and InvescoVan Kampen Equity Premium Income Fund (the “Target Funds”) in exchange for shares of the Fund.
     The Target Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 23, 2011. Upon closing of the reorganization, shareholders of the Target Funds received a corresponding class of shares of the Fund in exchange for their shares of the Target Funds and the Target Funds liquidated and ceased operations.
Invesco Structured Core Fund

Invesco Van Kampen American
Franchise Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	VK-AMFR-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.62%(a)

Aerospace & Defense—3.40%
Embraer S.A. -ADR (Brazil)	750,144	$24,222,150
Goodrich Corp.	682,596	59,583,805
Honeywell International, Inc.	1,234,826	73,533,888
Precision Castparts Corp.	452,552	71,095,919

		228,435,762

Apparel Retail—0.62%
Limited Brands, Inc.	1,046,098	41,802,076

Apparel, Accessories & Luxury Goods—1.37%
Coach, Inc.	1,447,611	92,154,916

Application Software—2.94%
Citrix Systems, Inc. (b)	1,402,666	122,901,595
Salesforce.com, Inc. (b)	489,856	74,585,475

		197,487,070

Asset Management & Custody Banks—2.16%
Ameriprise Financial, Inc.	1,641,390	100,502,310
Franklin Resources, Inc.	342,395	44,367,544

		144,869,854

Biotechnology—2.87%
Dendreon Corp. (b)	1,399,905	59,341,973
Gilead Sciences, Inc. (b)	2,017,267	84,200,725
United Therapeutics Corp. (b)	766,414	49,487,352

		193,030,050

Cable & Satellite—3.21%
Comcast Corp. -Class A	3,914,711	98,807,306
DIRECTV -Class A (b)	2,319,450	116,575,557

		215,382,863

Casinos & Gaming—1.02%
Las Vegas Sands Corp. (b)	1,654,473	68,726,808

Coal & Consumable Fuels—0.52%
Peabody Energy Corp.	564,332	34,627,412

Communications Equipment—2.92%
F5 Networks, Inc. (b)	177,319	20,139,892
Juniper Networks, Inc. (b)	2,106,561	77,121,198
QUALCOMM, Inc.	1,684,039	98,667,845

		195,928,935

Computer Hardware—7.73%
Apple, Inc. (b)	1,491,492	518,785,662

Computer Storage & Peripherals—3.79%
EMC Corp. (b)	6,561,182	186,796,852
SanDisk Corp. (b)	1,425,050	67,718,376

		254,515,228

Construction & Engineering—1.53%
Foster Wheeler AG (Switzerland)(b)	3,005,576	102,971,034

Construction & Farm Machinery & Heavy Trucks—1.69%
Cummins, Inc.	700,994	73,772,608
Deere & Co.	457,499	39,381,514

		113,154,122

Data Processing & Outsourced Services—1.38%
Visa, Inc. -Class A	1,139,241	92,346,875

Department Stores—0.95%
Kohl’s Corp.	1,194,691	63,605,349

Drug Retail—1.06%
CVS Caremark Corp.	1,840,675	71,215,716

Fertilizers & Agricultural Chemicals—4.70%
CF Industries Holdings, Inc.	481,351	74,022,157
Monsanto Co.	1,510,924	107,336,041
Potash Corp. of Saskatchewan, Inc. (Canada)	2,370,305	134,159,263

		315,517,461

Footwear—0.04%
Deckers Outdoor Corp. (b)	30,731	2,799,594

Health Care Equipment—1.43%
Baxter International, Inc.	988,072	58,810,046
Stryker Corp.	593,901	37,059,422

		95,869,468

Health Care Services—1.44%
Express Scripts, Inc. (b)	1,098,963	65,454,236
Medco Health Solutions, Inc. (b)	521,346	31,207,772

		96,662,008

Health Care Technology—0.88%
Allscripts Healthcare Solutions, Inc. (b)	2,931,517	58,952,807

Heavy Electrical Equipment—1.17%
ABB Ltd. -ADR (Switzerland)	2,912,730	78,352,437

Home Improvement Retail—0.68%
Home Depot, Inc. (The)	1,251,380	45,400,066
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen American Franchise Fund

	Shares	Value

Hotels, Resorts & Cruise Lines—0.95%
Starwood Hotels & Resorts Worldwide, Inc.	1,043,934	$63,659,095

Industrial Machinery—2.78%
Danaher Corp.	1,331,765	72,621,145
Ingersoll-Rand PLC (Ireland)	2,289,495	114,245,801

		186,866,946

Internet Retail—3.44%
Amazon.com, Inc. (b)	547,251	107,638,799
Netflix, Inc. (b)	267,638	72,476,371
Priceline.com, Inc. (b)	99,237	51,125,910

		231,241,080

Internet Software & Services—5.43%
Baidu, Inc. -ADR (China) (b)	1,439,870	195,404,758
Google, Inc. -Class A (b)	320,263	169,425,532

		364,830,290

IT Consulting & Other Services—2.34%
Accenture PLC -Class A (Ireland)	1,274,638	73,151,475
Cognizant Technology Solutions Corp. -Class A (b)	1,107,687	84,228,519

		157,379,994

Life Sciences Tools & Services—2.52%
Agilent Technologies, Inc. (b)	1,750,454	87,295,141
Illumina, Inc. (b)	1,135,645	81,857,292

		169,152,433

Managed Health Care—1.09%
UnitedHealth Group, Inc.	1,494,186	73,140,405

Movies & Entertainment—1.31%
Walt Disney Co. (The)	2,117,279	88,142,325

Oil & Gas Equipment & Services—8.70%
Baker Hughes, Inc.	579,888	42,871,120
Cameron International Corp. (b)	1,728,170	82,364,582
Halliburton Co.	2,301,393	115,414,859
National Oilwell Varco, Inc.	1,463,756	106,239,410
Schlumberger Ltd.	1,539,097	131,931,395
Weatherford International Ltd. (b)	5,326,156	105,298,104

		584,119,470

Oil & Gas Exploration & Production—1.86%
Anadarko Petroleum Corp.	658,933	52,398,352
EOG Resources, Inc.	661,557	72,202,331

		124,600,683

Other Diversified Financial Services—1.32%
JPMorgan Chase & Co.	2,044,711	88,413,304

Packaged Foods & Meats—1.24%
Mead Johnson Nutrition Co.	1,230,196	83,394,987

Pharmaceuticals—1.08%
Allergan, Inc.	874,317	72,332,245

Precious Metals & Minerals—1.10%
Silver Wheaton Corp. (Canada)	2,001,680	73,561,740

Railroads—1.60%
Union Pacific Corp.	1,026,131	107,712,971

Restaurants—0.58%
Chipotle Mexican Grill, Inc. (b)	134,049	38,749,544

Semiconductors—2.89%
Atmel Corp. (b)	4,530,077	68,041,756
Broadcom Corp. -Class A (b)	1,501,869	54,037,247
Micron Technology, Inc. (b)	1,603,459	16,355,282
Xilinx, Inc.	1,558,404	55,603,855

		194,038,140

Soft Drinks—0.58%
Hansen Natural Corp. (b)	548,588	39,306,330

Specialized Finance—0.79%
Moody’s Corp.	1,325,731	52,909,924

Systems Software—5.54%
Oracle Corp.	3,254,458	111,367,553
Rovi Corp. (b)	4,496,238	260,601,954

		371,969,507

Trucking—0.90%
J.B. Hunt Transport Services, Inc.	1,320,701	60,554,141
Wireless Telecommunication Services—2.08%
America Movil S.A.B. de C.V. -Series L -ADR (Mexico)	862,210	45,438,467
American Tower Corp. -Class A (b)	1,699,238	94,273,724

		139,712,191

Total Common Stocks & Other Equity Interests (Cost $5,324,771,178)		6,688,381,318

Money Market Funds—0.95%
Liquid Assets Portfolio — Institutional Class (c)	31,793,654	31,793,654
Premier Portfolio — Institutional Class (c)	31,793,654	31,793,654

Total Money Market Funds (Cost $63,587,308)		63,587,308

TOTAL INVESTMENTS—100.57% (Cost $5,388,358,486)		6,751,968,626

OTHER ASSETS LESS LIABILITIES—(0.57)%		(38,073,343)

NET ASSETS—100%		$6,713,895,283

Investment Abbreviations:

ADR	—	American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen American Franchise Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen American Franchise Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned
Invesco Van Kampen American Franchise Fund

securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$6,751,968,626	$—	$—	$6,751,968,626
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2011 was $912,697,406 and $273,863,650, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,405,752,041
Aggregate unrealized (depreciation) of investment securities	(42,868,635)

Net unrealized appreciation of investment securities	$1,362,883,406

Cost of investments for tax purposes is $5,389,085,220.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Van Kampen American Franchise Fund (“the Fund”) would acquire all of the assets and liabilities of Invesco Large Cap Growth Fund, Invesco Van Kampen Capital Growth Fund and Invesco Van Kampen Enterprise Fund (the “Target Funds”) in exchange for shares of the Fund.
Invesco Van Kampen American Franchise Fund

     The Target Funds’ shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 23, 2011. Upon closing of the reorganization, shareholders of the Target Funds received a corresponding class of shares of the Fund in exchange for their shares of the Target Funds and the Target Funds liquidated and ceased operations.
Invesco Van Kampen American Franchise Fund

Invesco Van Kampen Equity and Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	VK-EQI-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—64.16%(a)

Air Freight & Logistics—0.41%
FedEx Corp.	545,335	$51,065,169

Asset Management & Custody Banks—1.23%
Northern Trust Corp.	1,310,297	63,929,390
State Street Corp.	1,969,745	90,155,229

		154,084,619

Automobile Manufacturers—0.27%
Ford Motor Co. (b)	1,152,473	17,194,897
General Motors Co. (b)	537,551	17,099,497

		34,294,394

Cable & Satellite—2.33%
Comcast Corp. -Class A	6,515,026	164,439,256
Time Warner Cable, Inc.	1,647,954	127,255,008

		291,694,264

Communications Equipment—0.24%
Cisco Systems, Inc.	1,764,431	29,642,441

Computer Hardware—1.85%
Dell, Inc. (b)	7,051,063	113,381,093
Hewlett-Packard Co.	3,152,377	117,835,852

		231,216,945

Consumer Electronics—0.60%
Sony Corp. -ADR (Japan)	2,809,485	75,125,629

Data Processing & Outsourced Services—0.76%
Western Union Co.	4,623,009	95,049,065

Diversified Banks—0.97%
U.S. Bancorp	1,949,646	49,910,938
Wells Fargo & Co.	2,507,873	71,148,357

		121,059,295

Diversified Chemicals—0.94%
Dow Chemical Co. (The)	1,062,720	38,396,074
PPG Industries, Inc.	898,256	79,675,307

		118,071,381

Diversified Support Services—0.41%
Cintas Corp.	1,552,694	51,005,998

Drug Retail—1.03%
Walgreen Co.	2,953,770	128,872,985

Electric Utilities—2.66%
American Electric Power Co., Inc.	4,516,416	172,527,091
Edison International	1,284,887	50,573,152
Entergy Corp.	662,685	45,161,983
FirstEnergy Corp.	1,458,903	65,096,252

		333,358,478

Food Distributors—0.78%
Sysco Corp.	3,047,191	98,150,022

Health Care Distributors—0.51%
Cardinal Health, Inc.	1,412,278	64,145,667

Health Care Equipment—0.63%
Medtronic, Inc.	1,926,046	78,390,072

Health Care Facilities—0.37%
HCA Holdings, Inc. (b)	1,331,034	46,439,776

Home Improvement Retail—0.93%
Home Depot, Inc. (The)	3,200,088	116,099,193

Household Products—1.70%
Energizer Holdings, Inc. (b)	441,579	34,023,662
Procter & Gamble Co. (The)	2,669,909	178,883,903

		212,907,565

Human Resource & Employment Services—0.72%
Manpower, Inc.	872,754	53,351,452
Robert Half International, Inc.	1,351,470	37,260,028

		90,611,480

Industrial Conglomerates—3.63%
General Electric Co.	17,014,424	334,163,287
Tyco International Ltd.	2,444,739	120,647,870

		454,811,157

Industrial Machinery—0.76%
Ingersoll-Rand PLC (Ireland)	1,898,770	94,748,623

Insurance Brokers—1.92%
Marsh & McLennan Cos., Inc.	7,824,062	239,963,981

Integrated Oil & Gas—4.72%
ConocoPhillips	687,780	50,359,252
Exxon Mobil Corp.	1,167,041	97,412,912
Hess Corp.	1,751,439	138,416,224
Occidental Petroleum Corp.	1,201,346	129,565,166
Royal Dutch Shell PLC -ADR (United Kingdom)	2,445,750	174,699,923

		590,453,477

Integrated Telecommunication Services—0.72%
Verizon Communications, Inc.	2,454,388	90,640,549

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Shares	Value

Internet Software & Services—2.13%
eBay, Inc. (b)	5,661,206	$176,459,791
Yahoo! Inc. (b)	5,417,696	89,662,869

		266,122,660

Investment Banking & Brokerage—1.92%
Charles Schwab Corp. (The)	6,742,760	121,437,108
Morgan Stanley	4,940,121	119,353,323

		240,790,431

IT Consulting & Other Services—0.63%
Amdocs Ltd. (b)	2,579,665	78,525,003

Life & Health Insurance—0.53%
Principal Financial Group, Inc.	2,101,023	65,698,989

Managed Health Care—1.52%
UnitedHealth Group, Inc.	3,893,128	190,568,616

Movies & Entertainment—2.60%
Time Warner, Inc.	3,750,677	136,637,163
Viacom, Inc. -Class B	3,747,433	188,908,098

		325,545,261

Office Services & Supplies—0.59%
Avery Dennison Corp.	1,728,346	73,178,170

Oil & Gas Equipment & Services—1.57%
Baker Hughes, Inc.	593,627	43,886,844
Cameron International Corp. (b)	637,956	30,404,983
Schlumberger Ltd.	1,421,915	121,886,554

		196,178,381

Oil & Gas Exploration & Production—2.51%
Anadarko Petroleum Corp.	2,575,276	204,785,948
Devon Energy Corp.	1,091,468	91,759,715
Noble Energy, Inc.	185,927	17,328,396

		313,874,059

Oil & Gas Storage & Transportation—0.36%
Williams Cos., Inc. (The)	1,435,855	45,071,488

Other Diversified Financial Services—5.18%
Bank of America Corp.	11,511,692	135,262,381
Citigroup, Inc.	3,406,818	140,190,560
JPMorgan Chase & Co.	8,615,145	372,518,870

		647,971,811

Packaged Foods & Meats—1.77%
Kraft Foods, Inc. -Class A	3,430,458	119,963,116
Unilever N.V. -New York Shares (Netherlands)	3,099,661	101,234,928

		221,198,044

Personal Products—1.11%
Avon Products, Inc.	4,693,126	$139,432,773

Pharmaceuticals—4.02%
Abbott Laboratories	1,111,120	58,056,020
Bristol-Myers Squibb Co.	4,537,587	130,501,002
Merck & Co., Inc.	2,933,301	107,798,812
Pfizer, Inc.	9,637,870	206,732,311

		503,088,145

Property & Casualty Insurance—0.49%
Chubb Corp. (The)	942,679	61,830,316

Regional Banks—2.54%
BB&T Corp.	2,300,157	63,346,324
Fifth Third Bancorp	3,310,354	43,233,223
PNC Financial Services Group, Inc.	2,372,831	148,112,111
Regions Financial Corp.	8,862,594	62,569,914

		317,261,572

Semiconductors—0.65%
Intel Corp.	3,594,590	80,914,221

Soft Drinks—0.79%
Coca-Cola Co. (The)	887,407	59,287,662
Coca-Cola Enterprises, Inc.	1,379,908	39,865,542

		99,153,204

Systems Software—1.05%
Microsoft Corp.	5,262,379	131,612,099

Wireless Telecommunication Services—1.11%
Vodafone Group PLC -ADR (United Kingdom)	4,962,883	139,109,610

Total Common Stocks & Other Equity Interests (Cost $7,030,944,480)		8,029,027,078

	Principal
	Amount	Value

Bonds & Notes—22.11%(a)

Advertising—0.48%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Conv. Global Putable Notes, 4.25%, 03/15/12	$37,739,000	$42,880,939
4.75%, 03/15/13	10,629,000	13,206,532
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	3,225,000	3,805,011

		59,892,482

Aerospace & Defense—0.02%
Raytheon Co., Sr. Unsec. Notes, 1.63%, 10/15/15	2,910,000	2,860,336

Agricultural Products—0.05%
Corn Products International, Inc., Sr. Unsec. Notes,
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

Agricultural Products—(continued)
4.63%, 11/01/20	$1,875,000	$1,921,470
6.63%, 04/15/37	3,940,000	4,371,706

		6,293,176

Airlines—0.07%
Continental Airlines, Inc.-Series 2010-1, Class A, Sec. Pass Through Ctfs., 4.75%, 01/12/21	4,845,000	4,720,847
Delta Air Lines, Inc., Series 2001-1, Class A-2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	300,000	306,000
Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	3,261,364	3,393,857

		8,420,704

Alternative Carriers—0.09%
TW Telecom, Inc., Sr. Unsec. Conv. Putable Deb., 2.38%, 04/01/13	8,474,000	10,804,350

Application Software—0.17%
Cadence Design Systems, Inc.-Series B, Sr. Unsec. Conv. Global Notes, 1.50%, 12/15/13	22,000,000	21,037,500

Asset Management & Custody Banks—0.45%
Affiliated Managers Group, Inc., Sr. Unsec. Conv. Putable Notes, 3.95%, 08/15/13	39,246,000	44,985,727
Janus Capital Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 07/15/14	9,886,000	11,109,393

		56,095,120

Automobile Manufacturers—0.00%
Daimler Finance North America LLC, Unsec. Gtd. Unsub. Global Notes, 7.30%, 01/15/12	85,000	88,454

Automotive Retail—0.17%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	9,195,000	9,878,295
AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	5,400,000	6,078,380
Sr. Unsec. Notes, 5.88%, 10/15/12	1,040,000	1,108,631
O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	3,855,000	3,950,960

		21,016,266

Biotechnology—1.60%
Cephalon, Inc., Sr. Unsec. Conv. Sub. Notes, 2.50%, 05/01/14	44,388,000	54,708,210
Dendreon Corp., Sr. Unsec. Conv. Notes, 2.88%, 01/15/16	50,896,000	58,021,440
Gilead Sciences, Inc., Sr. Conv. Notes, 1.63%, 05/01/16(c)	75,120,000	87,796,500

		200,526,150

Brewers—0.16%
Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 04/15/15	6,145,000	6,507,233
5.38%, 01/15/20	950,000	1,053,924
7.20%, 01/15/14	4,815,000	5,501,740
FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(c)	6,965,000	7,522,336

		20,585,233

Broadcasting—0.07%
CBS Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 04/15/20	950,000	1,044,056
Cox Communications, Inc., Deb., 7.25%, 11/15/15	5,000,000	5,885,858
Sr. Unsec. Bonds, 8.38%, 03/01/39(c)	655,000	901,394
Sr. Unsec. Global Notes, 5.45%, 12/15/14	400,000	447,095

		8,278,403

Cable & Satellite—0.22%
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/18	4,735,000	5,317,932
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	2,000,000	2,183,720
DIRECTV Holdings LLC, Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	7,325,000	8,007,140
Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 02/14/19	3,935,000	5,031,167
Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	7,235,000	7,150,513

		27,690,472

Casinos & Gaming—0.84%
International Game Technology, Sr. Unsec. Conv. Notes, 3.25%, 05/01/14	46,844,000	55,393,030
MGM Resorts International, Sr. Unsec. Gtd. Conv., 4.25%, 04/15/15	43,077,000	50,238,551

		105,631,581

Communications Equipment—0.91%
Alcatel-Lucent USA, Inc.-Series B, Sr. Unsec. Gtd. Conv. Putable Notes, 2.88%, 06/15/13	76,524,000	76,045,725
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

Communications Equipment—(continued)
JDS Uniphase Corp., Sr. Unsec. Conv. Putable Notes, 1.00%, 05/15/13(c)	$34,000,000	$36,677,500
Juniper Networks, Inc., Sr. Unsec. Notes, 4.60%, 03/15/21	1,730,000	1,794,244

		114,517,469

Computer & Electronics Retail—0.05%
Best Buy Co., Inc., Sr. Unsec. Notes, 5.50%, 03/15/21	6,025,000	6,092,426

Computer Storage & Peripherals—0.75%
SanDisk Corp., Sr. Unsec. Conv. Notes, 1.00%, 05/15/13	94,995,000	94,163,794

Construction Materials—0.70%
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 3.75%, 03/15/18(c)	25,350,000	25,476,750
4.88%, 03/15/15	60,100,000	60,400,500
Holcim U.S. Finance Sarl & Cie SCS (Luxembourg), Unsec. Gtd. Unsub. Notes, 6.00%, 12/30/19(c)	1,930,000	2,099,131

		87,976,381

Consumer Finance—0.12%
American Express Credit Corp.-Series C, Sr. Unsec. Medium-Term Global Notes, 7.30%, 08/20/13	7,230,000	8,114,006
Capital One Financial Corp., Sr. Unsec. Notes, 6.75%, 09/15/17	220,000	261,973
Captial One Bank USA N.A., Sub. Notes, 8.80%, 07/15/19	5,310,000	6,851,907

		15,227,886

Department Stores—0.04%
Macy’s Retail Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	4,792,000	4,983,680

Diversified Banks—1.62%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Global Notes, 2.88%, 04/25/14	2,560,000	2,578,572
Sr. Unsec. Gtd. Global Notes, 4.00%, 04/27/16	2,930,000	2,941,622
Sr. Unsec. Gtd. Notes, 3.88%, 11/10/14(c)	4,750,000	4,880,092
Ally Financial, Inc., Gtd. Notes, 2.20%, 12/19/12	11,750,000	12,078,846
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	6,110,000	6,292,806
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes,
5.13%, 01/08/20	1,140,000	1,181,544
6.75%, 05/22/19	8,500,000	9,820,918
Unsec. Sub. Global Notes, 5.14%, 10/14/20	5,015,000	4,899,211
Commonwealth Bank of Australia (Australia), Sr. Unsec. Notes, 5.00%, 10/15/19(c)	6,235,000	6,594,109
Credit Suisse AG (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	1,820,000	1,904,313
Unsec. Sub. Global Notes, 6.00%, 02/15/18	1,677,000	1,851,151
Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(c)	9,435,000	9,732,511
Groupe BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(c)	7,025,000	7,067,142
HBOS PLC (United Kingdom)-Series G, Unsec. Sub. Medium-Term Notes, 6.75%, 05/21/18(c)	8,535,000	8,558,163
HSBC Bank PLC (United Kingdom), Sr. Notes, 4.13%, 08/12/20(c)	8,540,000	8,516,878
HSBC Finance Corp., Sr. Unsec. Global Notes, 7.00%, 05/15/12	6,600,000	6,992,907
Sr. Unsec. Sub. Notes, 6.68%, 01/15/21(c)	828,000	890,204
ING Bank N.V. (Netherlands), Sr. Notes, 2.00%, 10/18/13(c)	4,500,000	4,511,376
Korea Development Bank (South Korea), Sr. Unsec. Gtd. Global Notes, 4.38%, 08/10/15	3,460,000	3,652,850
Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	9,750,000	10,125,039
Sr. Unsec. Gtd. Medium-Term Notes, 5.80%, 01/13/20(c)	1,360,000	1,415,471
National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(c)	3,390,000	3,566,857
Nordea Bank AB (Sweden), Sr. Notes, 4.88%, 01/27/20(c)	4,495,000	4,757,089
Series 2, Sr. Unsec. Notes, 3.70%, 11/13/14(c)	880,000	925,920
Rabobank Nederland N.V. (Netherlands), Sr. Unsec. Medium-Term Notes, 4.75%, 01/15/20(c)	9,100,000	9,574,160
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Floating Rate Medium-Term Notes, 0.42%, 10/28/11(c)	900,000	899,733
Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	8,215,000	8,631,686
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(c)	3,200,000	3,148,511
Societe Generale (France), Sr. Unsec. Notes, 2.50%, 01/15/14(c)	11,940,000	12,116,943
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

Diversified Banks—(continued)
Standard Chartered Bank (United Kingdom), Unsec. Sub. Notes, 6.40%, 09/26/17(c)	$2,310,000	$2,595,289
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes,
3.85%, 04/27/15(c)	4,190,000	4,387,541
5.50%, 11/18/14(c)	1,140,000	1,259,472
U.S. Bancorp., Sr. Unsec. Notes, 2.00%, 06/14/13	8,165,000	8,344,830
U.S. Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20	8,200,000	8,550,787
Wells Fargo & Co., Sr. Unsec. Global Notes, 3.63%, 04/15/15	750,000	793,364
Sr. Unsec. Notes, 5.63%, 12/11/17	8,095,000	9,117,782
Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	7,235,000	7,361,683

		202,517,372

Diversified Capital Markets—0.10%
Credit Suisse New York (Switzerland), Sr. Unsec. Medium-Term Global Notes, 5.30%, 08/13/19	3,630,000	3,983,820
UBS AG (Switzerland), Sr. Unsec. Global Deposit Notes, 3.88%, 01/15/15	1,435,000	1,518,668
Sr. Unsec. Medium-Tem Loan Global Notes, 5.88%, 12/20/17	5,200,000	5,892,327
Sr. Unsec. Medium-Term Loan Global Notes, 5.75%, 04/25/18	520,000	578,788

		11,973,603

Diversified Metals & Mining—0.16%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(c)	3,185,000	4,307,807
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	5,865,000	6,433,172
Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 9.00%, 05/01/19	5,240,000	6,981,083
Southern Copper Corp., Sr. Unsec. Global Notes, 5.38%, 04/16/20	1,170,000	1,223,452
6.75%, 04/16/40	1,695,000	1,708,041

		20,653,555

Diversified Real Estate Activities—0.01%
Brookfield Asset Management, Inc. (Canada), Sr. Unsec. Notes, 7.13%, 06/15/12	1,410,000	1,489,726

Diversified REIT’s—0.14%
Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(c)	16,355,000	16,836,271
Qatari Diar Finance QSC (Qatar), Unsec. Gtd. Unsub. Notes, 5.00%, 07/21/20(c)	440,000	451,343

		17,287,614

Diversified Support Services—0.05%
Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	6,305,000	6,383,992

Drug Retail—0.07%
CVS Caremark Corp., Sec. Global Pass-Through Ctfs., 6.04%, 12/10/28	7,672,185	8,306,104

Electric Utilities—0.11%
Electricite de France S.A. (France), Sr. Unsec. Notes, 4.60%, 01/27/20(c)	2,150,000	2,288,968
Enel Finance International N.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(c)	600,000	628,192
5.13%, 10/07/19(c)	6,755,000	7,079,245
Iberdola Finance Ireland Ltd. (Ireland), Unsec. Gtd. Notes, 3.80%, 09/11/14(c)	2,175,000	2,256,459
Ohio Power Co.-Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	1,050,000	1,151,811
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	355,000	410,448

		13,815,123

Electronic Components—0.02%
Corning, Inc., Sr. Unsec. Notes, 6.63%, 05/15/19	730,000	861,215
7.25%, 08/15/36	1,185,000	1,395,846

		2,257,061

Environmental & Facilities Services—0.05%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	6,205,000	6,780,280

Food Retail—0.19%
Delhaize Group S.A. (Belgium), Sr. Unsec. Gtd. Bonds, 5.88%, 02/01/14	3,850,000	4,246,317
Kroger Co., Sr. Unsec. Gtd. Global Notes, 6.90%, 04/15/38	1,000,000	1,188,170
Safeway, Inc., Sr. Unsec. Global Notes, 3.95%, 08/15/20	7,250,000	7,183,373
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

Food Retail—(continued)
Wrigley (Wm.) Jr. Co., Sr. Sec. Gtd. Floating Rate Notes, 1.68%, 06/28/11(c)	$10,990,000	$10,994,394

		23,612,254

General Merchandise Stores—0.05%
Family Dollar Stores, Inc., Sr. Unsec. Notes, 5.00%, 02/01/21	6,310,000	6,276,165
Gold—0.14%
Barrick Gold Corp. (Canada), Sr. Unsec. Gtd. Notes, 2.90%, 05/30/16(c)	6,045,000	6,084,074
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(c)	12,145,000	11,760,099

		17,844,173

Health Care Equipment—0.55%
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	4,770,000	4,930,827
Kinetic Concepts, Inc., Sr. Unsec. Gtd. Conv. Notes, 3.25%, 04/15/15(c)	24,929,000	32,843,957
Teleflex, Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	26,308,000	30,681,705

		68,456,489

Health Care Facilities—0.41%
Lifepoint Hospitals, Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	46,059,000	51,125,490

Health Care Services—0.47%
Express Scripts, Inc., Sr. Unsec. Gtd. Global Notes,
5.25%, 06/15/12	14,295,000	14,932,287
6.25%, 06/15/14	1,300,000	1,470,948
Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	3,800,000	3,851,303
Medco Health Solutions, Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	3,535,000	3,574,249
Omnicare, Inc., Sr. Conv. Sub. Notes, 3.75%, 12/15/25	14,335,000	19,155,144
Series OCR, Sr. Unsec. Gtd. Conv. Putable Deb., 3.25%, 12/15/15	16,126,000	15,561,590

		58,545,521

Home Improvement Retail—0.04%
Home Depot, Inc., Sr. Unsec. Global Notes, 5.88%, 12/16/36	4,665,000	4,877,200

Hotels, Resorts & Cruise Lines—0.42%
Gaylord Entertainment Co., Sr. Gtd. Conv. Notes, 3.75%, 10/01/14(c)	31,562,000	42,648,152
Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(c)	1,400,000	1,488,007
Wyndham Worldwide Corp., Sr. Unsec. Notes,
5.63%, 03/01/21	8,170,000	8,241,488
7.38%, 03/01/20	430,000	481,869

		52,859,516

Housewares & Specialties—0.07%
Tupperware Brands Corp., Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21(c)	8,615,000	8,559,702

Hypermarkets & Super Centers—0.01%
Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 6.50%, 08/15/37	730,000	853,889

Independent Power Producers & Energy Traders—0.01%
Indianapolis Power & Light Co., Sr. Sec. Notes, 6.30%, 07/01/13(c)	1,330,000	1,449,899

Industrial Conglomerates—0.58%
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 5.63%, 05/01/18	9,325,000	10,335,246
Series G, Sr. Gtd. Medium-Term Global Notes, 2.63%, 12/28/12	48,180,000	49,851,658
General Electric Co., Sr. Unsec. Global Notes, 5.25%, 12/06/17	4,445,000	4,999,937
Koninklije Philips Electronics N.V. (Netherlands), Sr. Unsec. Global Notes, 5.75%, 03/11/18	115,000	132,296
NBC Universal Media LLC, Sr. Unsec. Notes,
2.10%, 04/01/14(c)	3,425,000	3,476,904
5.95%, 04/01/41(c)	3,365,000	3,498,530

		72,294,571

Industrial Machinery—0.11%
Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	13,490,000	13,634,882

Integrated Oil & Gas—0.04%
Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	3,325,000	3,348,024
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	1,965,000	2,060,523

		5,408,547

Integrated Telecommunication Services—0.31%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	63,000	84,146
AT&T, Inc., Sr. Unsec. Global Notes,
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

Integrated Telecommunication Services—(continued)
2.50%, 08/15/15	$450,000	$456,933
5.35%, 09/01/40	2,077,000	1,999,671
6.15%, 09/15/34	3,675,000	3,867,735
Deutsche Telekom International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	2,545,000	3,501,632
NBC Universal Media LLC, Sr. Unsec. Notes, 5.15%, 04/30/20(c)	3,320,000	3,560,140
Telecom Italia Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes,
7.00%, 06/04/18	6,255,000	7,041,126
7.18%, 06/18/19	3,360,000	3,823,313
Verizon Communications, Inc., Sr. Unsec. Global Notes, 3.00%, 04/01/16	3,575,000	3,659,027
6.35%, 04/01/19	4,090,000	4,788,427
8.95%, 03/01/39	3,500,000	4,999,606
Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	1,007,000	1,031,056

		38,812,812

Internet Retail—0.06%
Expedia, Inc., Sr. Unsec. Gtd. Global Notes, 5.95%, 08/15/20	7,765,000	7,771,695

Investment Banking & Brokerage—1.42%
Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	7,880,000	8,160,206
Goldman Sachs Group, Inc. (The), Sr. Unsec. Conv. Medium-Term Notes, 1.00%, 03/15/17(c)	61,461,000	60,797,836
Sr. Unsec. Global Notes, 6.15%, 04/01/18	15,845,000	17,362,031
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	1,350,000	1,380,132
Unsec. Unsub. Global Notes, 6.75%, 10/01/37	4,585,000	4,632,131
Jefferies Group, Inc., Sr. Unsec. Conv. Putable Notes, 3.88%, 11/01/17	28,657,500	29,087,362
Sr. Unsec. Notes, 6.88%, 04/15/21	6,130,000	6,743,754
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(c)	950,000	987,797
MF Global Holdings Ltd., Sr. Unsec. Conv. Notes, 1.88%, 02/01/16	8,726,000	8,682,370
Sr. Unsec. Conv. Putable Notes, 9.00%, 07/01/13	5,970,000	6,887,887
Morgan Stanley, Sr. Unsec. Global Notes,
3.80%, 04/29/16	6,600,000	6,629,232
4.00%, 07/24/15	12,875,000	13,381,000
Sr. Unsec. Notes, 3.45%, 11/02/15	9,855,000	9,913,063
5.75%, 01/25/21	3,135,000	3,276,054

		177,920,855

IT Consulting & Other Services—0.00%
International Business Machines Corp., Sr. Unsec. Global Notes, 7.63%, 10/15/18	100,000	128,024

Life & Health Insurance—0.24%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	3,100,000	3,310,656
MetLife, Inc., Sr. Unsec. Global Notes, 4.75%, 02/08/21	3,565,000	3,687,069
Series A, Sr. Unsec. Notes, 6.82%, 08/15/18	3,070,000	3,634,945
Monumental Global Funding II, Sr. Sec. Medium-Term Notes, 5.65%, 07/14/11(c)	565,000	567,478
Nationwide Financial Services, Sr. Unsec. Notes, 6.25%, 11/15/11	3,155,000	3,231,818
Pacific LifeCorp., Sr. Notes, 6.00%, 02/10/20(c)	3,425,000	3,737,298
Prudential Financial, Inc., Sr. Unsec. Medium-Term Notes,
3.88%, 01/14/15	950,000	1,002,314
4.75%, 09/17/15	5,030,000	5,469,024
6.63%, 12/01/37	3,475,000	3,925,972
Series D, Sr. Unsec. Medium-Term Notes, 7.38%, 06/15/19	1,020,000	1,230,461

		29,797,035

Life Sciences Tools & Services—0.41%
Life Technologies Corp., Sr. Unsec. Conv. Putable Notes, 1.50%, 02/15/12	45,000,000	51,750,000

Managed Health Care—0.13%
Aetna, Inc., Sr. Unsec. Notes, 3.95%, 09/01/20	9,990,000	9,935,541
WellPoint, Inc., Sr. Unsec. Notes, 4.35%, 08/15/20	6,110,000	6,248,784

		16,184,325

Mortgage Backed Securities—0.01%
U.S. Bank N.A., Sr. Unsec. Medium-Term Notes, 5.92%, 05/25/12	1,184,538	1,241,111

Movies & Entertainment—0.53%
Liberty Media LLC, Sr. Unsec. Conv. Putable Notes, 3.13%, 03/30/13	51,259,000	62,087,464
News America, Inc, Sr. Unsec. Gtd. Notes, 6.15%, 02/15/41(c)	630,000	650,012
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

Movies & Entertainment—(continued)
Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	$2,655,000	$3,055,346

		65,792,822

Multi-Line Insurance—0.05%
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	4,915,000	5,284,593
Liberty Mutual Group, Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(c)	730,000	776,166

		6,060,759

Multi-Utilities—0.02%
Nisource Finance Corp., Sr. Unsec. Gtd. Bonds, 6.80%, 01/15/19	2,085,000	2,444,817

Office Electronics—0.01%
Xerox Corp., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/11	810,000	820,375
Sr. Unsec. Notes, 4.25%, 02/15/15	820,000	877,586

		1,697,961

Office REIT’s—0.05%
Digital Realty Trust LP, Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	5,210,000	5,470,527
5.88%, 02/01/20	855,000	919,001

		6,389,528

Oil & Gas Equipment & Services—0.20%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Putable Notes, 3.25%, 12/15/12	25,155,000	25,343,663

Oil & Gas Exploration & Production—0.06%
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	260,000	282,155
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	6,200,000	6,444,137
XTO Energy, Inc., Sr. Unsec. Notes, 5.75%, 12/15/13	310,000	347,927

		7,074,219

Oil & Gas Storage & Transportation—0.14%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	2,380,000	2,574,042
Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	555,000	607,726
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	4,420,000	5,143,495
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	1,100,000	1,215,718
7.50%, 09/15/38	2,245,000	2,824,369
Texas Eastern Transmission LP, Sr. Unsec. Notes, 7.00%, 07/15/32	3,835,000	4,695,303
Transcontinental Gas Pipe Line Co., LLC-Series B, Sr. Unsec. Global Notes, 7.00%, 08/15/11	820,000	829,509

		17,890,162

Other Diversified Financial Services—1.43%
Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/17	2,825,000	3,072,663
Sr. Unsec. Medium-Term Notes, 7.38%, 05/15/14	315,000	360,200
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	16,030,000	17,158,949
Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	8,140,000	9,791,035
Citibank N.A., Sr. Unsec. Gtd. Notes, 1.75%, 12/28/12	18,400,000	18,790,778
Citigroup Funding, Inc., Unsec. Gtd. Unsub. Global Notes, 2.25%, 12/10/12	70,500,000	72,495,321
Citigroup, Inc., Sr. Unsec. Global Notes,
6.13%, 11/21/17	11,440,000	12,899,812
8.50%, 05/22/19	4,200,000	5,270,716
Sr. Unsec. Gtd. Global Notes, 6.01%, 01/15/15	1,615,000	1,796,060
Sr. Unsec. Notes, 4.75%, 05/19/15	1,000,000	1,073,700
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(c)	5,060,000	5,182,200
Unsec. Gtd. Notes, 5.80%, 10/15/12(c)	1,715,000	1,821,591
General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	1,465,000	1,641,235
JPMorgan Chase & Co., Sr. Unsec. Global Notes,
4.40%, 07/22/20	5,700,000	5,683,093
4.75%, 05/01/13	1,280,000	1,366,528
Sr. Unsec. Notes, 6.00%, 01/15/18	7,395,000	8,350,235
Unsec. Sub. Global Notes, 5.13%, 09/15/14	1,530,000	1,666,414
Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	9,445,000	10,764,264
Twin Reefs Pass-Through Trust, Sec. Notes, 1.39%, 12/10/34(c)(d)	1,610,000	—

		179,184,794

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

Packaged Foods & Meats—0.16%
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(c)	$5,095,000	$5,171,699
Kraft Foods, Inc., Sr. Unsec. Global Notes, 5.38%, 02/10/20	2,205,000	2,412,137
5.63%, 11/01/11	80,000	81,736
6.88%, 02/01/38	842,000	986,571
7.00%, 08/11/37	7,160,000	8,468,518
Sr. Unsec. Notes, 6.88%, 01/26/39	2,125,000	2,495,412

		19,616,073

Paper Packaging—0.01%
Bemis Co., Inc., Sr. Unsec. Notes, 5.65%, 08/01/14	800,000	884,370

Pharmaceuticals—0.96%
Endo Pharmaceuticals Holdings, Inc., Sr. Unsec. Sub. Conv. Notes, 1.75%, 04/15/15	28,137,000	42,557,213
Mylan Labs, Inc., Sr. Unsec. Gtd. Conv. Notes, 1.25%, 03/15/12	43,618,000	48,197,890
Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 2.75%, 05/15/15	25,391,000	29,167,911

		119,923,014

Property & Casualty Insurance—0.03%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	425,000	499,265
Travelers Cos., Inc. (The), Sr. Unsec. Notes, 5.35%, 11/01/40	3,235,000	3,210,392

		3,709,657

Publishing—0.00%
Reed Elsevier Capital, Inc., Sr. Sec. Gtd. Global Notes, 6.75%, 08/01/11	313,000	316,081

Railroads—0.03%
CSX Corp., Sr. Unsec. Global Notes, 6.15%, 05/01/37	1,750,000	1,933,825
Sr. Unsec. Notes, 5.50%, 04/15/41	1,660,000	1,664,310

		3,598,135

Regional Banks—0.23%
Key Bank NA, Sr. Unsec. Gtd. Global Notes, 3.20%, 06/15/12	7,500,000	7,728,084
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(c)	8,845,000	9,427,595
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	890,000	941,388
5.13%, 02/08/20	5,305,000	5,755,429
Sr. Unsec. Gtd. Notes, 6.70%, 06/10/19	3,635,000	4,325,013

		28,177,509

Restaurants—0.05%
Yum! Brands, Inc., Sr. Unsec. Global Bonds, 6.25%, 03/15/18	1,175,000	1,358,851
Sr. Unsec. Notes, 5.30%, 09/15/19	4,295,000	4,689,140

		6,047,991

Retail REIT’s—0.05%
WEA Finance LLC, Sr. Gtd. Notes, 7.13%, 04/15/18(c)	5,290,000	6,264,459

Semiconductors—1.12%
Linear Technologies Corp., Sr. Unsec. Conv. Putable Notes, 3.00%, 05/01/14(c)	36,420,000	39,470,175
Micron Technology, Inc., Sr. Unsec. Conv. Notes, 1.88%, 06/01/14	51,757,000	54,927,116
Xilinx, Inc., Jr. Unsec. Conv. Sub. Notes, 3.13%, 03/15/37(c)	36,735,000	45,964,669

		140,361,960

Sovereign Debt—0.23%
Brazilian Government (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	16,505,000	19,112,790
Republic of Italy (Italy), Sr. Unsec. Global Notes, 6.88%, 09/27/23	6,380,000	7,479,716
Republic of Peru (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	1,650,000	1,969,687
Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 3.63%, 04/29/15(c)	800,000	814,000

		29,376,193

Specialized Finance—0.00%
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Notes, 2.63%, 09/16/12	440,000	451,876

Specialized REIT’s—0.05%
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	6,620,000	6,632,413

Steel—0.48%
Allegheny Technologies, Inc., Sr. Unsec. Conv. Notes, 4.25%, 06/01/14	16,808,000	29,140,870
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 9.85%, 06/01/19	7,005,000	9,029,298
Sr. Unsec. Global Notes, 3.75%, 08/05/15	8,775,000	9,026,351
5.50%, 03/01/21	1,325,000	1,334,842
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

Steel—(continued)
6.13%, 06/01/18	$390,000	$421,191
6.75%, 03/01/41	1,325,000	1,342,354
7.00%, 10/15/39	910,000	952,945
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	320,000	316,615
5.63%, 09/15/19	3,655,000	3,940,072
6.88%, 11/10/39	4,075,000	4,490,958

		59,995,496

Systems Software—0.48%
Symantec Corp.-Class B, Sr. Unsec. Conv. Global Notes, 1.00%, 06/15/13	48,497,000	59,833,174

Technology Distributors—0.01%
Avnet, Inc., Sr. Unsec. Notes, 5.88%, 06/15/20	950,000	1,021,232

Thrifts & Mortgage Finance—0.14%
MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/17	16,283,000	16,934,320

Tobacco—0.01%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	715,000	763,095

Trading Companies & Distributors—0.00%
GATX Corp., Sr. Unsec. Notes, 4.75%, 10/01/12	450,000	471,228

Trucking—0.03%
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	4,030,000	4,152,267

Wireless Telecommunication Services—0.59%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	2,425,000	2,577,186
Sr. Unsec. Notes, 4.50%, 01/15/18	4,620,000	4,654,312
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Unsec. Gtd. Conv. Putable Notes, 8.25%, 12/01/17(c)	19,473,000	19,619,047
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(c)	5,095,000	5,209,638
SBA Communications Corp., Sr. Unsec. Conv. Notes, 1.88%, 05/01/13	36,664,000	41,017,850
Vodafone Group PLC (United Kingdom), Sr. Unsec. Global Notes, 5.50%, 06/15/11	440,000	440,789

		73,518,822

Total Bonds & Notes (Cost $2,518,433,097)		2,766,978,538

		Principal
	Maturity	Amount
Interest Rate	Date	(000)	Value

U.S. Treasury Securities—6.35%

U.S. Treasury Notes—5.44%

0.88%	02/29/12	1,500	1,507,793
0.75%	05/31/12	17,760	17,852,962
1.75%	08/15/12	4,080	4,153,631
4.38%	08/15/12	500	524,805
1.38%	09/15/12	21,200	21,503,094
1.50%	12/31/13	28,000	28,612,500
1.75%	03/31/14	12,000	12,348,750
2.63%	07/31/14	95,125	100,401,465
2.38%	10/31/14	231,415	242,407,212
2.13%	11/30/14	77,385	80,383,669
2.25%	01/31/15	19,650	20,482,055
2.50%	03/31/15	495	520,291
2.13%	05/31/15	4,445	4,601,270
2.00%	04/30/16	17,445	17,733,933
3.75%	11/15/18	34,750	37,828,633
3.63%	08/15/19	58,350	62,543,906
3.38%	11/15/19	20,000	20,981,250
2.63%	11/15/20	6,500	6,303,984

			680,691,203

U.S. Treasury Bonds—0.88%

8.00%	11/15/21	3,557	5,125,415
6.88%	08/15/25	20	27,341
6.13%	11/15/27	19,110	24,648,914
5.38%	02/15/31	5,205	6,239,494
3.50%	02/15/39	31,890	28,177,805
4.25%	05/15/39	9,900	9,978,890
4.50%	08/15/39	1,060	1,113,166
4.38%	11/15/39	13,200	13,567,125
4.63%	02/15/40	18,150	19,437,515
4.38%	05/15/40	1,280	1,314,600
4.25%	11/15/40	500	502,344

			110,132,609

U.S. Treasury Bills—0.03%

0.10%	11/17/11	$3,920	$3,918,308

Total U.S. Treasury Securities (Cost $769,783,097)			794,742,120

	Shares	Value

Preferred Stocks—2.23%(a)

Agricultural Products—0.33%

Archer-Daniels-Midland Co. , Conv. Pfd.	832,350	33,976,527
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Shares	Value

Agricultural Products—(continued)
Nielsen Holdings N.V. , Conv. Pfd. (Netherlands)	106,910	$6,715,284

		40,691,811

Health Care Facilities—0.26%
HealthSouth Corp. -Series A , Conv. Pfd.	27,000	31,866,750

Health Care Services—0.14%
Omnicare Capital Trust II -Series B , Conv. Pfd.	356,855	17,625,069

Household Appliances—0.17%
Stanley Black & Decker, Inc. , Conv. Pfd.	180,400	21,738,200

Multi-Utilities—0.38%
CenterPoint Energy, Inc. , Conv. Pfd.	1,300,669	46,986,668

Oil & Gas Storage & Transportation—0.31%
El Paso Energy Captial Trust I , Conv. Pfd	875,900	39,135,212

Regional Banks—0.38%
KeyCorp -Series A , Conv. Pfd.	427,098	47,980,189

Trucking—0.26%
2010 Swift Mandatory Common Exchange Security Trust , Conv. Pfd.(c)	2,398,700	32,493,270

Total Preferred Stocks (Cost $242,555,557)		278,517,169

	Principal
	Amount	Value

U.S. Government Sponsored Agency Securities—1.00%

Federal Home Loan Mortgage Corp. (FHLMC)—0.58%
Federal Home Loan Mortgage Corp., Sr. Unsec. Global Bonds, 6.75%, 03/15/31	$7,000,000	$9,239,605
Sr. Unsec. Global Notes, 3.00%, 07/28/14	23,700,000	25,178,890
Unsec. Global Notes, 4.88%, 06/13/18	33,680,000	38,665,962

		73,084,457

Federal National Mortgage Association (FNMA)—0.42%
Federal National Mortgage Association, Sr. Unsec. Global Bonds, 6.63%, 11/15/30	6,315,000	8,215,455
Sr. Unsec. Global Notes, 2.88%, 12/11/13	600,000	632,585
4.38%, 10/15/15	38,850,000	43,357,432

		52,205,472

Total U.S. Government Sponsored Agency Securities (Cost $121,783,971)		125,289,929

Municipal Obligations—0.11%
California (State of); Series 2009, Unlimited Tax GO Bonds, 5.95%, 04/01/16	2,390,000	2,647,045
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	2,600,000	2,578,628
Georgia (State of) Municipal Electric Authority; Series 2010, Build America RB, 6.66%, 04/01/57	4,980,000	4,951,116
Texas (State of) Transportation Commission; Series 2010 B, Taxable First Tier Build America RB, 5.03%, 04/01/26	3,450,000	3,672,352

Total Municipal Obligations (Cost $13,492,621)		13,849,141

Asset-Backed Securities—0.06%
ARI Fleet Lease Trust-Series 2010 A, Floating Rate Pass Through Ctfs., 1.65%, 08/15/18(c)	1,951,692	1,965,140
GE Dealer Floorplan Master Note Trust-Series 2009 2A, Floating Rate Pass Through Ctfs., 1.75%, 10/20/14(c)	5,200,000	5,283,181
Nomura Asset Acceptance Corp.-Series 2005 AR1, Floating Rate Pass Through Ctfs., 0.47%, 02/25/35	21,860	19,555
Specialty Underwriting & Residential Finance-Series 2003 BC3, Floating Rate Pass Through Ctfs., 0.89%, 08/25/34	8,370	7,161

Total Asset-Backed Securities (Cost $7,181,922)		7,275,037

U.S. Government Sponsored Mortgage-Backed Securities—0.00%

Federal Home Loan Mortgage Corp. (FHLMC)—0.00%
Federal Home Loan Mortgage Corp., Pass Through Ctfs., 7.50%, 06/01/11 to 08/01/11	423	428
6.50%, 05/01/29	4	5
5.50%, 02/01/37	617	669

		1,102

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

Federal National Mortgage Association (FNMA)—0.00%
Federal National Mortgage Association, Pass Through Ctfs., 7.00%, 03/01/12 to 07/01/32	$135,972	$155,382
5.50%, 03/01/21	441	479
8.00%, 08/01/21	9,202	10,662

		166,523

Government National Mortgage Association (GNMA)—0.00%
Government National Mortgage Association, Pass Through Ctfs., 8.00%, 04/15/26 to 01/20/31	56,746	65,489
7.50%, 12/20/30	3,735	4,366

		69,855

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $214,724)		237,480

	Shares	Value

Money Market Funds—3.68%
Liquid Assets Portfolio — Institutional Class (e)	230,462,173	230,462,173
Premier Portfolio — Institutional Class (e)	230,462,173	230,462,173

Total Money Market Funds (Cost $460,924,346)		460,924,346

TOTAL INVESTMENTS—99.70% (Cost $11,165,313,815)		12,476,840,838

OTHER ASSETS LESS LIABILITIES—0.30%		38,124,921

NET ASSETS—100.00%		$12,514,965,759

Investment Abbreviations:

ADR	— American Depositary Receipt
Conv.	— Convertible
Ctfs.	— Certificates
Deb.	— Debentures
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
Gtd.	— Guaranteed
Jr.	— Junior
Pfd.	— Preferred
RB	— Revenue Bonds
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Unsub.	— Unsubordinated
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $662,286,466, which represented 5.29% of the Fund’s Net Assets.

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2011 represented 0.00% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Van Kampen Equity and Income Fund

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

E.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on
Invesco Van Kampen Equity and Income Fund

the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the Statement of Operations.
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.	Call Options Written — The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently valued to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes
Invesco Van Kampen Equity and Income Fund

in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
I.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$8,650,406,621	$118,061,972	$—	$8,768,468,593
U.S. Treasury Securities	—	794,742,120	—	794,742,120
U.S. Government Sponsored Securities	—	125,527,409	—	125,527,409
Corporate Debt Securities	—	2,737,602,345	—	2,737,602,345
Asset Backed Securities	—	7,275,037	—	7,275,037
Municipal Obligations	—	13,849,141	—	13,849,141
Foreign Government Debt Securities	—	29,376,193	—	29,376,193

	$8,650,406,621	$3,826,434,217	$—	$12,476,840,838

Foreign Currency Contracts*	—	(2,889,860)	—	(2,889,860)
Futures*	(1,164,281)	—	—	(1,164,281)

Total Investments	$8,649,242,340	$3,823,544,357	$—	$12,472,786,697

*	Unrealized appreciation (depreciation)
Invesco Van Kampen Equity and Income Fund

NOTE 3 — Derivative Instruments

Open Futures Contracts
				Unrealized
	Number of	Month/	Notional	Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 2 Year Notes	1,170	September 2011/Long	$256,449,375	$489,607
U.S. Treasury 5 Year Notes	1,388	September 2011/Short	165,367,188	(827,040)
U.S. Treasury 10 Year Notes	913	September 2011/Short	111,942,359	(765,128)
U.S. Long Bonds	224	September 2011/Short	27,965,000	(61,720)

Total open futures contracts			$561,723,922	$(1,164,281)

Open Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

6/6/2011	State Street	EUR	13,536,203	USD	19,521,912	$(19,474,514)	$47,398
6/6/2011	Bank of New York	EUR	27,099,088	USD	39,043,824	(38,987,415)	56,409
6/6/2011	BNPX NA	EUR	25,645,961	USD	36,929,543	(36,896,803)	32,740

						$(95,358,732)	$136,547

							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

6/6/2011	State Street	EUR	13,665,339	USD	19,654,720	$(19,660,301)	$(5,581)
6/30/2011	Morgan Stanley	EUR	14,242,602	USD	20,070,960	(20,479,324)	(408,364)
6/30/2011	BNPX NA	EUR	14,288,773	USD	20,116,020	(20,545,712)	(429,692)
6/30/2011	State Street	EUR	14,295,881	USD	20,116,020	(20,555,933)	(439,913)
6/30/2011	State Street	GBP	12,473,126	USD	20,115,785	(20,508,813)	(393,028)
6/30/2011	Bank of New York	GBP	12,471,580	USD	20,115,785	(20,506,270)	(390,485)
6/30/2011	BNPX NA	GBP	12,466,170	USD	20,115,785	(20,497,375)	(381,590)
6/30/2011	BNPX NA	GBP	12,434,142	USD	20,056,645	(20,444,714)	(388,069)
6/30/2011	Bank of New York	JPY	1,647,886,927	USD	20,115,684	(20,217,871)	(102,187)
6/30/2011	Morgan Stanley	JPY	1,644,295,920	USD	20,086,316	(20,173,814)	(87,498)

						$(203,590,127)	$(3,026,407)

Total open foreign currency contracts						$(298,948,859)	$(2,889,860)

Currency Abbreviations:
EUR — Euro
GBP — British Pound Sterling
JPY — Japanese Yen
USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2011 was $1,895,243,341 and $3,095,374,585, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $0 and $10,000,000. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Invesco Van Kampen Equity and Income Fund

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,500,743,219
Aggregate unrealized (depreciation) of investment securities	(204,282,294)

Net unrealized appreciation of investment securities	$1,296,460,925

Cost of investments for tax purposes is $11,180,379,913.
NOTE 5 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Van Kampen Equity and Income Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Balanced Fund and Invesco Basic Balanced Fund (the “Target Funds”) in exchange for shares of the Fund.
          The Target Funds’ shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 23, 2011. Upon closing of the reorganization, shareholders of the Target Funds received a corresponding class of shares of the Fund in exchange for their shares of the Target Funds and the Target Funds liquidated and ceased operations.
Invesco Van Kampen Equity and Income Fund

Invesco Van Kampen Growth and Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	VK-GRI-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—94.46%(a)

Air Freight & Logistics—0.60%
FedEx Corp.	485,327	$45,446,020

Asset Management & Custody Banks—1.81%
Northern Trust Corp.	1,180,155	57,579,762
State Street Corp.	1,741,358	79,701,956

		137,281,718

Automobile Manufacturers—0.40%
Ford Motor Co. (b)	1,030,711	15,378,208
General Motors Co. (b)	480,757	15,292,880

		30,671,088

Cable & Satellite—3.40%
Comcast Corp. -Class A	5,751,201	145,160,313
Time Warner Cable, Inc.	1,468,020	113,360,505

		258,520,818

Communications Equipment—0.36%
Cisco Systems, Inc.	1,613,413	27,105,338

Computer Hardware—2.72%
Dell, Inc. (b)	6,309,360	101,454,509
Hewlett-Packard Co.	2,813,425	105,165,826

		206,620,335

Consumer Electronics—0.88%
Sony Corp. -ADR (Japan)	2,504,170	66,961,506

Data Processing & Outsourced Services—1.11%
Western Union Co.	4,083,916	83,965,313

Diversified Banks—1.40%
U.S. Bancorp	1,721,142	44,061,235
Wells Fargo & Co.	2,196,148	62,304,719

		106,365,954

Diversified Chemicals—1.37%
Dow Chemical Co. (The)	950,440	34,339,397
PPG Industries, Inc.	786,495	69,762,107

		104,101,504

Diversified Support Services—0.59%
Cintas Corp.	1,370,619	45,024,834

Drug Retail—1.57%
Walgreen Co.	2,726,956	118,977,090

Electric Utilities—3.94%
American Electric Power Co., Inc.	4,011,844	153,252,441
Edison International	1,125,221	44,288,699
Entergy Corp.	612,560	41,745,964
FirstEnergy Corp.	1,348,068	60,150,794

		299,437,898

Food Distributors—1.15%
Sysco Corp.	2,719,235	87,586,559

Health Care Distributors—0.75%
Cardinal Health, Inc.	1,256,161	57,054,833

Health Care Equipment—0.93%
Medtronic, Inc.	1,736,192	70,663,014

Health Care Facilities—0.55%
HCA Holdings, Inc. (b)	1,190,406	41,533,265

Home Improvement Retail—1.35%
Home Depot, Inc. (The)	2,823,700	102,443,836

Household Products—2.49%
Energizer Holdings, Inc. (b)	387,773	29,877,910
Procter & Gamble Co. (The)	2,374,917	159,119,439

		188,997,349

Human Resource & Employment Services—1.06%
Manpower, Inc.	777,015	47,498,927
Robert Half International, Inc.	1,192,978	32,890,403

		80,389,330

Industrial Conglomerates—5.36%
General Electric Co.	15,195,734	298,444,216
Tyco International Ltd.	2,203,403	108,737,938

		407,182,154

Industrial Machinery—1.15%
Ingersoll-Rand PLC (Ireland)	1,744,592	87,055,141

Insurance Brokers—2.82%
Marsh & McLennan Cos., Inc.	6,977,281	213,993,208

Integrated Oil & Gas—6.93%
ConocoPhillips	610,932	44,732,441
Exxon Mobil Corp.	1,038,001	86,641,943
Hess Corp.	1,590,884	125,727,563
Occidental Petroleum Corp.	1,075,097	115,949,211
Royal Dutch Shell PLC -ADR (United Kingdom)	2,145,813	153,275,423

		526,326,581

Integrated Telecommunication Services—1.07%
Verizon Communications, Inc.	2,198,488	81,190,162
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Growth and Income Fund

	Shares	Value

Internet Software & Services—3.12%
eBay, Inc. (b)	5,050,878	$157,435,867
Yahoo! Inc. (b)	4,825,114	79,855,637

		237,291,504

Investment Banking & Brokerage—2.84%
Charles Schwab Corp. (The)	6,064,537	109,222,312
Morgan Stanley	4,396,463	106,218,546

		215,440,858

IT Consulting & Other Services—0.91%
Amdocs Ltd. (b)	2,278,615	69,361,041

Life & Health Insurance—0.76%
Principal Financial Group, Inc.	1,844,042	57,663,193

Managed Health Care—2.32%
UnitedHealth Group, Inc.	3,597,097	176,077,898

Movies & Entertainment—3.84%
Time Warner, Inc.	3,346,593	121,916,383
Viacom, Inc. -Class B	3,364,770	169,618,056

		291,534,439

Office Services & Supplies—0.62%
Avery Dennison Corp.	1,116,587	47,276,294

Oil & Gas Equipment & Services—2.29%
Baker Hughes, Inc.	531,015	39,257,939
Cameron International Corp. (b)	532,341	25,371,372
Schlumberger Ltd.	1,275,282	109,317,173

		173,946,484

Oil & Gas Exploration & Production—3.69%
Anadarko Petroleum Corp.	2,304,420	183,247,478
Devon Energy Corp.	970,136	81,559,334
Noble Energy, Inc.	167,460	15,607,272

		280,414,084

Oil & Gas Storage & Transportation—0.53%
Williams Cos., Inc. (The)	1,275,759	40,046,075

Other Diversified Financial Services—7.68%
Bank of America Corp.	10,212,824	120,000,682
Citigroup, Inc.	3,063,067	126,045,199
JPMorgan Chase & Co.	7,806,222	337,541,039

		583,586,920

Packaged Foods & Meats—2.68%
Kraft Foods, Inc. -Class A	3,158,358	110,447,779
Unilever N.V. -New York Shares (Netherlands)	2,850,090	93,083,940

		203,531,719

Personal Products—1.62%
Avon Products, Inc.	4,143,676	123,108,614

Pharmaceuticals—5.98%
Abbott Laboratories	986,781	51,559,307
Bristol-Myers Squibb Co.	4,176,409	120,113,523
Merck & Co., Inc.	2,633,882	96,795,163
Pfizer, Inc.	8,645,853	185,453,547

		453,921,540

Property & Casualty Insurance—0.74%
Chubb Corp. (The)	860,493	56,439,736

Regional Banks—3.75%
BB&T Corp.	2,060,052	56,733,832
Fifth Third Bancorp	2,918,579	38,116,642
PNC Financial Services Group, Inc.	2,139,014	133,517,254
Regions Financial Corp.	7,968,351	56,256,558

		284,624,286

Semiconductors—0.95%
Intel Corp.	3,193,595	71,887,823

Soft Drinks—1.19%
Coca-Cola Co. (The)	815,340	54,472,866
Coca-Cola Enterprises, Inc.	1,237,542	35,752,588

		90,225,454

Systems Software—1.54%
Microsoft Corp.	4,687,940	117,245,379

Wireless Telecommunication Services—1.65%
Vodafone Group PLC -ADR (United Kingdom)	4,480,215	125,580,427

Total Common Stocks & Other Equity Interests (Cost $6,189,484,337)		7,174,098,616

Money Market Funds—5.22%
Liquid Assets Portfolio — Institutional Class (c)	198,315,375	198,315,375
Premier Portfolio — Institutional Class (c)	198,315,375	198,315,375

Total Money Market Funds (Cost $396,630,750)		396,630,750

TOTAL INVESTMENTS—99.68% (Cost $6,586,115,087)		7,570,729,366

OTHER ASSETS LESS LIABILITIES—0.32%		23,935,445

NET ASSETS—100.00%		$7,594,664,811

Investment Abbreviations:

ADR	— American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Growth and Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen Growth and Income Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E. Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco Van Kampen Growth and Income Fund

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$7,570,729,366	$—	$—	$7,570,729,366
Foreign Currency Contracts*	—	(2,717,336)	—	(2,717,336)

Total Investments	$7,570,729,366	$(2,717,336)	$—	$7,568,012,030

*	Unrealized appreciation (depreciation).
Invesco Van Kampen Growth and Income Fund

NOTE 3 — Derivative Instruments

Open Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

6/6/2011	State Street CA	EUR	13,283,465	USD	19,157,413	$(19,110,900)	$46,513
6/6/2011	Bank of New York	EUR	26,593,113	USD	38,314,826	(38,259,470)	55,356
6/6/2011	BNPX NA	EUR	25,167,118	USD	36,240,020	(36,207,892)	32,128

							$133,997

							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

6/6/2011	State Street CA	EUR	13,410,189	USD	19,287,741	$(19,293,218)	$(5,477)
6/30/2011	Morgan Stanley	EUR	13,417,612	USD	18,908,367	(19,293,077)	(384,710)
6/30/2011	State Street CA	EUR	13,467,804	USD	18,950,817	(19,365,248)	(414,431)
6/30/2011	BNPX NA	EUR	13,461,108	USD	18,950,817	(19,355,619)	(404,802)
6/30/2011	State Street CA	GBP	11,750,683	USD	18,950,679	(19,320,943)	(370,264)
6/30/2011	Bank of New York	GBP	11,749,226	USD	18,950,679	(19,318,547)	(367,868)
6/30/2011	BNPX NA	GBP	11,744,129	USD	18,950,679	(19,310,167)	(359,488)
6/30/2011	BNPX NA	GBP	11,713,957	USD	18,894,964	(19,260,556)	(365,592)
6/30/2011	Morgan Stanley	JPY	1,549,078,744	USD	18,923,166	(19,005,597)	(82,431)
6/30/2011	Bank of New York	JPY	1,552,461,805	USD	18,950,834	(19,047,104)	(96,270)

							$(2,851,333)

Total open foreign currency contracts							$(2,717,336)

Currency Abbreviations:
EUR — Euro
GBP — British Pound Sterling
JPY — Japanese Yen
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2011 was $1,187,398,130 and $1,500,138,463, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,108,582,021
Aggregate unrealized (depreciation) of investment securities	(136,087,225)

Net unrealized appreciation of investment securities	$972,494,796

Cost of investments for tax purposes is $6,598,234,570.
Invesco Van Kampen Growth and Income Fund

Invesco Van Kampen Pennsylvania Tax Free
Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	VK-PTFI-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—101.76%

Pennsylvania—92.44%
Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 1998, Ref. University RB (INS-AMBAC) (a)	5.50%	03/01/20	$1,750	$1,873,200
Series 2011 A, University RB	5.50%	03/01/31	550	576,164
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB	6.00%	10/15/38	1,000	966,060
Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital); Series 2005 A, RB	5.00%	04/01/25	1,600	1,371,248
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical); Series 2009, RB	5.63%	08/15/39	1,250	1,269,162
Allegheny (County of) Industrial Development Authority (AFCO Cargo PIT, LLC); Series 1999, Cargo Facilities Lease RB (b)	6.63%	09/01/24	980	843,408
Allegheny (County of) Industrial Development Authority (Residential, Inc.); Series 2006, Lease RB	5.10%	09/01/26	980	872,778
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	1,220	1,110,895
Allegheny (County of) Residential Finance Authority; Series 2006 TT, Single Family Mortgage RB (INS-GNMA/FNMA) (a)(b)	5.00%	05/01/35	1,110	1,076,811
Allegheny (County of); Series 2008 C 61, Unlimited Tax GO Bonds (INS-AGL) (a)	5.00%	12/01/33	1,000	1,022,900
Allegheny Valley Joint School District; Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	11/01/28	1,500	1,533,225
Allentown (City of) Commercial & Industrial Development Authority (Diocese of Allentown); Series 1999, VRD RB (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.14%	12/01/29	300	300,000
Beaver (County of) Pennsylvania; Series 2009, Unlimited Tax GO Bonds (INS-AGM) (a)	5.55%	11/15/31	1,390	1,468,160
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. First Mortgage RB (b)	6.13%	11/01/34	480	391,867
Berks (County of) Municipal Authority (Albright College); Series 2004, College RB	5.50%	10/01/18	1,895	1,862,368
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	01/15/26	1,000	1,053,420
Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility); Series 2005 A, Retirement Community RB	5.90%	01/01/27	1,000	898,320
Series 2005 A, Retirement Community RB	6.13%	01/01/25	1,500	1,407,240
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/37	2,000	1,543,020
Centre (County of) Hospital Authority (Mt. Nittany Medical Center); Series 2009, Hospital RB (INS-AGL) (a)	6.13%	11/15/39	1,000	1,026,220
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center); Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	500	491,760
Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	900	843,498
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/40	800	697,240
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	1,000	841,800
Cumberland (County of) Municipal Authority (Dickinson College); Series 2009, RB	5.00%	11/01/39	750	755,453
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	5.63%	07/01/28	1,000	899,980
Dauphin (County of) General Authority (Pinnacle Health System); Series 2009 A, Health System RB	6.00%	06/01/36	2,215	2,227,559
Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Package RB	6.00%	01/01/25	1,155	906,548
Delaware (County of) Authority (Cabrini College); Series 1999, Unrefunded Balance College RB (INS-RADIAN) (a)	5.75%	07/01/23	220	220,073
Delaware (County of) Authority (Neumann College); Series 2001, Ref. College RB (e)(f)	6.00%	10/01/11	1,500	1,528,740
Series 2008, College RB	6.25%	10/01/38	500	501,695
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS-NATL/FGIC) (a)(b)	5.00%	11/01/38	1,500	1,451,040
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Delaware (County of) Industrial Development Authority (Philadelphia Suburban Water); Series 2001, Water Facilities RB (INS-AMBAC) (a)(b)	5.35%	10/01/31	$2,500	$2,510,175
Delaware (County of) River Port Authority; Series 2010 D, RB	5.00%	01/01/40	1,000	1,000,300
Delaware (County of) Valley Regional Financial Authority; Series 2002, Local Government RB	5.75%	07/01/17	3,535	4,030,854
Series 2002, Local Government RB	5.75%	07/01/32	1,000	1,012,790
Erie Higher Education Building Authority (Mercyhurst College); Series 2004 B, Ref. College RB	5.00%	03/15/23	1,000	1,014,730
Series 2008, College RB	5.50%	03/15/38	500	472,680
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,000	954,270
Geisinger Authority; Series 2011 A1, Health System RB	5.13%	06/01/41	500	504,090
Greensburg Salem School District; Series 2002, Ref. Unlimited Tax GO Bonds (INS-NATL/FGIC) (a)	5.38%	09/15/17	1,415	1,494,155
Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/40	750	722,505
Lancaster (County of) Hospital Authority (St. Anne’s Home); Series 1999, Health Center RB	6.60%	04/01/24	1,000	954,010
Lehigh (County of) General Purpose Authority (KidsPeace Obligated Group); Series 1998, RB	6.00%	11/01/23	1,760	1,075,501
Lehigh (County of) General Purpose Authority (St. Luke’s Bethlehem); Series 2003, Hospital RB (e)(f)	5.25%	08/15/13	980	1,080,940
Lehigh (County of) Industrial Development Authority (Lifepath, Inc.); Series 1998, Health Facility RB	6.30%	06/01/28	1,085	813,283
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/30	750	741,338
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/39	1,250	1,158,363
Mercer (County of) Pennsylvania; Series 2001, Unlimited Tax GO Bonds (INS-NATL/FGIC) (a)	5.50%	10/01/17	1,095	1,112,958
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2003, Hospital RB (e)(f)	6.00%	01/01/14	1,000	1,136,140
Series 2007, Hospital RB	5.13%	01/01/37	1,500	1,378,875
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital); Series 2002 A, Hospital RB	5.13%	06/01/32	2,100	2,058,987
Montgomery (County of) Higher Education & Health Authority (Holy Redeemer Health); Series 1997 A, Health Care RB (INS-AMBAC) (a)	5.25%	10/01/17	1,000	1,000,250
Montgomery (County of) Industrial Development Authority (Acts Retirement-Life Community); Series 2009 A 1, Retirement Community RB	6.25%	11/15/29	1,000	1,033,080
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	1,500	1,518,660
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB	7.00%	02/01/36	500	445,475
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care); Series 2005, Mortgage RB	6.13%	02/01/28	1,100	941,479
Series 2005, Mortgage RB	6.25%	02/01/35	750	613,500
Mt. Lebanon Hospital Authority (St. Clair Memorial Hospital); Series 2002 A, RB	5.63%	07/01/32	2,000	2,002,080
Northampton (County of) General Purpose Authority (Lehigh University); Series 2009, Higher Education RB	5.50%	11/15/33	1,000	1,071,410
Northampton (County of) General Purpose Authority (St. Luke’s Hospital); Series 2008 A, Hospital RB	5.50%	08/15/35	1,000	909,260
Series 2010 C, Hospital RB (f)(g)	4.50%	08/15/16	1,000	1,049,250
Pennsylvania (State of) Economic Development Financing Authority (Allegheny Energy Supply Co.); Series 2009, Variable Exempt Facilities RB	7.00%	07/15/39	1,830	1,919,761
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/32	1,000	1,025,950
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2005 A, Solid Waste Disposal RB (b)	5.10%	10/01/27	1,300	1,252,056
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation); Series 2010, RB	6.00%	07/01/43	500	484,760
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2003, RB	5.50%	05/01/34	$1,500	$1,488,345
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/40	500	478,110
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2002, Unrefunded Balance RB	5.38%	01/01/25	645	657,410
Series 2002, Unrefunded Balance RB	5.50%	01/01/19	355	368,586
Pennsylvania (State of) Higher Educational Facilities Authority (Trustees University of Pennsylvania); Series 2005 C, RB (h)	5.00%	07/15/38	4,700	4,800,580
Pennsylvania (State of) Turnpike Commission; Series 2008 B 1, Sub. Turnpike RB	5.50%	06/01/33	1,000	1,027,740
Series 2009 C, Sub. Turnpike Conv. CAB RB (INS-AGM) (a)(i)	6.25%	06/01/33	2,000	1,553,580
Series 2009 E, Sub. Turnpike Conv. CAB RB (i)	6.38%	12/01/38	1,435	1,012,751
Series 2010 A 1, Motor License Fund Special Turnpike RB	5.00%	12/01/38	500	504,305
Series 2010 A 2, Motor License Special Turnpike Conv. CAB RB (i)	5.50%	12/01/34	1,000	760,870
Series 2010 B 2, Turnpike Conv. CAB RB (i)	5.00%	12/01/30	625	478,631
Series 2010 B 2, Turnpike Conv. CAB RB (i)	5.13%	12/01/35	500	361,140
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Chester Jefferson Health System); Series 2010 B, RB	5.00%	05/15/40	1,500	1,453,140
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	1,235	989,890
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	700	689,402
Philadelphia (City of) Industrial Development Authority (Please Touch Museum); Series 2006, RB	5.25%	09/01/31	2,750	2,305,902
Series 2006, RB	5.25%	09/01/36	375	299,948
Philadelphia (City of) Industrial Development Authority; Series 1990, Commercial Development Remarketing RB (b)	7.75%	12/01/17	2,505	2,506,678
Philadelphia (City of) Municipal Authority (Municipal Services Building Lease); Series 1990, CAB RB (INS-AGM) (a)(j)	0.00%	03/15/12	3,775	3,739,741
Series 1990, CAB RB (INS-AGM) (a)(j)	0.00%	03/15/13	4,400	4,266,856
Philadelphia (City of);
Series 2005 A, Airport RB (INS-NATL) (a)(b)	5.00%	06/15/25	1,000	984,630
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGL) (a)	5.50%	08/01/24	2,000	2,127,420
Series 2010 9th, Gas Works RB	5.25%	08/01/40	1,500	1,442,550
Series 2010 C, Water & Wastewater RB (INS-AGM) (a)	5.00%	08/01/35	1,250	1,264,125
Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/36	500	516,130
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,500	1,613,505
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	02/01/31	1,000	1,015,000
State Public School Building Authority (Harrisburg School District); Series 2009 A, School RB (INS-AGL) (a)	5.00%	11/15/33	1,000	1,024,030
Susquehanna Area Regional Airport Authority; Series 2003 A, Airport System RB (INS-AMBAC) (a)(b)	5.50%	01/01/19	2,500	2,503,625
Series 2003 D, Sub. Airport System RB	5.38%	01/01/18	2,350	2,143,153
Union (County of) Hospital Authority (Evangelical Community); Series 2011, Ref. Hospital RB	7.00%	08/01/41	1,000	1,020,260
Upper St. Clair Township School District; Series 2002, Unlimited Tax GO Bonds (INS-AGM) (a)	5.38%	07/15/17	1,200	1,255,884
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, RB	5.25%	11/01/30	500	513,770
Washington (County of) Pennsylvania; Series 2002 A, Unlimited Tax GO Bonds (e)(f)	5.13%	09/01/12	350	371,088
Series 2002 A, Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.13%	09/01/27	1,650	1,662,787
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB (f)(g)	5.45%	07/01/17	1,495	1,243,586
West Shore Area Authority (Holy Spirit Hospital); Series 2001, RB	6.25%	01/01/32	2,045	2,045,204
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Westmoreland (County of) Industrial Development Authority (Redstone Presbyterian Senior Care Obligated Group); Series 2005 A, RB	5.75%	01/01/26	$2,500	$2,197,350
Series 2005 A, RB	5.88%	01/01/32	900	761,463
Wilkes Barre Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/40	850	818,916

				130,593,848

Guam—1.78%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,251,662
Guam (Territory of) Government Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	1,000	883,080
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	410	381,296

				2,516,038

Puerto Rico—5.71%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.00%	07/01/38	1,000	1,003,080
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2008 WW, Power RB	5.25%	07/01/33	1,500	1,443,045
Series 2008 WW, Power RB	5.50%	07/01/21	1,000	1,057,240
Series 2010 XX, Power RB	5.75%	07/01/36	1,000	1,012,640
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (a)	5.50%	07/01/27	600	601,878
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.; Series 2010, First Sub. Sales Tax Conv. CAB RB (i)	6.25%	08/01/33	1,065	714,360
Series 2010 A, First Sub. Sales Tax RB	5.38%	08/01/39	470	458,964
Series 2010 A, Sales Tax CAB RB (j)	0.00%	08/01/34	3,500	765,485
Series 2010 A, Sales Tax CAB RB (j)	0.00%	08/01/35	5,000	1,002,800

				8,059,492

Virgin Islands—1.83%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	750	784,658
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	500	467,485
Virgin Islands (Government of) Water & Power Authority; Series 2007 A, Electric System RB	5.00%	07/01/25	1,335	1,332,263
				2,584,406

TOTAL INVESTMENTS(k)—101.76% (Cost $146,133,825)				143,753,784

FLOATING RATE NOTE OBLIGATION(l)—(2.22)%
Note with an interest rate of 0.18% at 05/31/11 and contractual maturity of collateral of 07/15/38 (See Note 1E)				(3,135,000)
OTHER ASSETS LESS LIABILITIES—0.46%				651,213

NET ASSETS—100.00%				$141,269,997

Investment Abbreviations:

AGL	— Assured Guaranty Ltd.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.*
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
Conv.	— Convertible
FGIC	— Financial Guaranty Insurance Co.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
INS	— Insurer
LOC	— Letter of Credit
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

NATL	— National Public Finance Guarantee Corp.
RADIAN	— Radian Asset Assurance, Inc.
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior
Sub.	— Subordinated
VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security subject to the alternative minimum tax.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(e)	Advance refunded.

(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(h)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1E.

(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(j)	Zero coupon bond issued at a discount.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	10.86%
American Municipal Bond Assurance Corp.*	7.06

(l)	Floating rate note obligation related to a security held. The interest rate shown reflects the rate in effect at May 31, 2011. At May 31, 2011, the Fund’s investment with a value of $4,800,580 is held by the Dealer Trusts and serves as collateral for the $3,135,000 in the floating rate note obligation outstanding at that date.

*	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
     The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$143,753,784	$—	$143,753,784
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2011 was $17,533,653 and $24,537,398, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,166,476
Aggregate unrealized (depreciation) of investment securities	(5,611,051)

Net unrealized appreciation (depreciation) of investment securities	$(2,444,575)

Cost of investments for tax purposes is $146,198,359.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

Invesco Van Kampen Small Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

Schedule of Investments
May 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—94.74%(a)

Advertising—0.45%

National CineMedia, Inc.	358,782	$6,389,907

Aerospace & Defense—1.94%

Aerovironment, Inc. (b)	146,646	4,427,243

Esterline Technologies Corp. (b)	189,299	14,314,790

TransDigm Group, Inc. (b)	110,650	9,073,300

		27,815,333

Air Freight & Logistics—0.65%

UTI Worldwide, Inc.	420,356	9,344,514

Alternative Carriers—0.93%

AboveNet, Inc.	170,559	13,315,541

Apparel Retail—1.99%

DSW Inc. -Class A (b)(c)	255,521	12,814,378

Express, Inc.	410,212	8,663,678

Foot Locker, Inc.	282,716	7,050,937

		28,528,993

Apparel, Accessories & Luxury Goods—0.77%

Maidenform Brands, Inc. (b)	366,855	11,053,341

Application Software—7.10%

Bottomline Technologies, Inc. (b)	312,811	8,133,086

BroadSoft, Inc. (b)	182,515	7,216,643

Cadence Design Systems, Inc. (b)	709,206	7,581,412

Compuware Corp. (b)	1,218,567	12,417,198

Informatica Corp. (b)	194,063	11,383,736

Netscout Systems, Inc. (b)	349,510	8,108,632

Parametric Technology Corp. (b)	496,898	11,572,754

SolarWinds, Inc. (b)	396,744	9,779,740

SS&C Techonologies Holdings, Inc. (b)	342,384	6,693,607

SuccessFactors, Inc. (b)	214,230	7,513,046

TIBCO Software, Inc. (b)	411,155	11,549,344

		101,949,198

Asset Management & Custody Banks—0.78%

Affiliated Managers Group, Inc. (b)	105,391	11,142,990

Auto Parts & Equipment—1.30%

Modine Manufacturing Co. (b)	451,885	7,175,934

TRW Automotive Holdings Corp. (b)	201,247	11,444,917

		18,620,851

Automotive Retail—0.63%

Asbury Automotive Group, Inc. (b)	536,068	9,005,942

Biotechnology—2.07%

BioMarin Pharmaceutical, Inc. (b)	412,260	11,638,100

Incyte Corp. (b)(c)	393,224	6,971,861

United Therapeutics Corp. (b)	172,009	11,106,621

		29,716,582

Building Products—0.50%

Owens Corning (b)	189,262	7,229,808

Communications Equipment—3.77%

Acme Packet, Inc. (b)	95,246	7,209,170

Ciena Corp. (b)(c)	365,779	9,784,588

Finisar Corp. (b)	303,670	7,294,153

IXIA (b)	592,436	9,324,943

Netgear Inc. (b)	178,093	7,453,192

Polycom, Inc. (b)	163,341	9,377,407

ShoreTel, Inc. (b)	329,691	3,626,601

		54,070,054

Computer & Electronics Retail—0.73%

hhgregg, Inc. (b)(c)	230,334	3,563,267

RadioShack Corp.	438,496	6,910,697

		10,473,964

Construction & Engineering—0.57%

MasTec, Inc. (b)	391,215	8,235,076

Construction & Farm Machinery & Heavy Trucks—1.59%

AGCO Corp. (b)	219,473	11,340,170

Meritor, Inc. (b)	692,262	11,429,246

		22,769,416

Data Processing & Outsourced Services—1.99%

Cardtronics, Inc. (b)	354,777	7,854,763

VeriFone Systems, Inc. (b)	202,333	9,738,287

Wright Express Corp. (b)	202,895	10,948,214

		28,541,264

Distributors—0.64%

LKQ Corp. (b)	347,613	9,243,030

Diversified Chemicals—0.79%

Solutia, Inc. (b)	456,244	11,392,413

Diversified Support Services—0.55%

TMS International Corp. Class A(b)	548,219	7,866,943

Electric Utilities—0.63%

ITC Holdings Corp.	125,210	9,051,431

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Small Cap Growth Fund

	Shares	Value

Electrical Components & Equipment—1.61%

EnerSys (b)	195,415	$6,995,857

GrafTech International Ltd. (b)	343,574	7,263,154

Regal-Beloit Corp.	127,645	8,807,505

		23,066,516

Electronic Components—0.25%

Universal Display Corp. (b)(c)	75,107	3,584,106

Electronic Equipment & Instruments—0.77%

Coherent, Inc. (b)	196,068	10,999,415

Environmental & Facilities Services—1.56%

Progressive Waste Solutions Ltd. (Canada)	450,714	11,326,443

Waste Connections, Inc.	351,430	11,048,959

		22,375,402

Fertilizers & Agricultural Chemicals—0.51%

Intrepid Potash, Inc. (b)(c)	226,183	7,280,831

Footwear—1.61%

Deckers Outdoor Corp. (b)	127,216	11,589,378

Steven Madden Ltd. (b)	206,388	11,504,067

		23,093,445

General Merchandise Stores—0.53%

Fred’s, Inc.	522,878	7,607,875

Health Care Distributors—0.78%

PSS World Medical, Inc. (b)(c)	382,347	11,172,179

Health Care Equipment—6.61%

American Medical Systems Holdings, Inc. (b)	471,506	14,116,890

Arthrocare Corp. (b)	335,260	11,482,655

HeartWare International, Inc. (b)(c)	95,246	6,938,671

Hill-Rom Holdings, Inc.	204,971	9,354,876

Masimo Corp.	238,458	7,325,430

NuVasive, Inc. (b)	221,788	7,494,216

Sirona Dental Systems, Inc. (b)	211,411	11,428,879

Thoratec Corp. (b)	202,187	7,030,042

Tornier N.V. (Netherlands)(b)(c)	371,396	10,231,960

Volcano Corp. (b)	300,729	9,451,912

		94,855,531

Health Care Facilities—1.57%

Brookdale Senior Living, Inc. (b)	427,906	11,044,254

Health Management Associates, Inc. -Class A (b)	1,007,137	11,481,362

		22,525,616

Health Care Services—3.59%

ExamWorks Group, Inc. (b)(c)	412,065	10,466,451

Gentiva Health Services, Inc. (b)	362,481	8,873,535

HMS Holdings Corp. (b)	119,214	9,305,845

Mednax, Inc. (b)	152,340	11,448,351

Team Health Holdings, Inc. (b)	511,920	11,467,008

		51,561,190

Health Care Supplies—0.83%

Align Technology, Inc. (b)	484,061	11,859,495

Home Furnishings—0.64%

Leggett & Platt, Inc.	354,521	9,157,277

Housewares & Specialties—1.46%

Jarden Corp.	323,696	11,342,308

Tupperware Brands Corp.	146,216	9,571,299

		20,913,607

Industrial Machinery—2.40%

Actuant Corp. -Class A	445,414	11,197,708

CLARCOR, Inc.	266,570	11,358,547

Robbins & Myers, Inc.	271,197	11,948,940

		34,505,195

Internet Retail—0.68%

Shutterfly, Inc. (b)	160,383	9,722,417

Internet Software & Services—3.80%

comScore, Inc. (b)	327,581	9,195,199

Dice Holdings, Inc. (b)	287,163	4,241,398

Open Text Corp. (Canada)(b)(c)	144,173	9,407,288

SAVVIS, Inc. (b)	309,715	12,171,799

ValueClick, Inc. (b)	531,406	9,591,878

Velti PLC (Ireland)(b)(c)	257,882	3,986,856

Vocus, Inc. (b)	216,269	5,891,168

		54,485,586

Investment Banking & Brokerage—0.77%

Stifel Financial Corp. (b)	272,924	10,990,649

IT Consulting & Other Services—0.12%

Acxiom Corp. (b)	127,373	1,751,379

Life Sciences Tools & Services—1.26%

Bruker Corp. (b)	478,931	9,444,519

Parexel International Corp. (b)	343,211	8,638,621

		18,083,140

Managed Health Care—0.79%

Health Net, Inc. (b)	352,000	11,295,680

Marine—0.82%

Kirby Corp. (b)	204,193	11,734,972

Metal & Glass Containers—0.86%

Greif, Inc. -Class A	186,700	12,344,604

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Small Cap Growth Fund

	Shares	Value

Office Services & Supplies—0.97%

Interface, Inc. -Class A	375,366	$7,225,796

Steelcase Inc. Class A	615,312	6,688,441

		13,914,237

Oil & Gas Drilling—0.52%

Atwood Oceanics, Inc. (b)	173,128	7,503,368

Oil & Gas Equipment & Services—2.25%

Complete Production Services, Inc. (b)	230,806	7,660,451

Oil States International, Inc. (b)	157,813	12,475,118

Superior Energy Services, Inc. (b)	323,906	12,136,758

		32,272,327

Oil & Gas Exploration & Production—1.90%

Brigham Exploration Co. (b)	350,982	10,929,580

Gulfport Energy Corp. (b)	266,148	7,875,319

Rosetta Resources, Inc. (b)	171,658	8,436,991

		27,241,890

Oil & Gas Refining & Marketing—1.45%

CVR Energy, Inc. (b)	458,260	10,017,563

World Fuel Services Corp.	296,429	10,843,373

		20,860,936

Packaged Foods & Meats—1.00%

B&G Foods Inc.	277,871	5,151,728

Diamond Foods, Inc. (c)	122,827	9,142,014

		14,293,742

Paper Packaging—0.82%

Packaging Corp. of America	406,382	11,825,716

Personal Products—1.15%

Elizabeth Arden, Inc. (b)	369,513	11,355,135

Inter Parfums, Inc.	232,980	5,190,794

		16,545,929

Pharmaceuticals—2.04%

Auxilium Pharmaceuticals, Inc. (b)(c)	276,438	6,189,447

Medicis Pharmaceutical Corp. -Class A	300,868	11,273,524

Salix Pharmaceuticals Ltd. (b)	296,303	11,861,009

		29,323,980

Precious Metals & Minerals—0.55%

Stillwater Mining Co. (b)	388,343	7,863,946

Property & Casualty Insurance—0.79%

ProAssurance Corp. (b)	160,690	11,298,114

Regional Banks—0.81%

SVB Financial Group (b)	195,518	11,609,859

Research & Consulting Services—0.65%

Acacia Research (b)	240,587	$9,325,152

Restaurants—0.86%

BJ’s Restaurants, Inc. (b)	98,770	5,059,987

Buffalo Wild Wings, Inc. (b)	116,566	7,301,694

		12,361,681

Semiconductor Equipment—1.28%

Cymer, Inc. (b)	189,571	9,074,764

Teradyne, Inc. (b)	585,071	9,366,986

		18,441,750

Semiconductors—3.14%

Cavium Networks, Inc. (b)	205,218	9,128,097

Cirrus Logic, Inc. (b)	309,241	5,087,014

Cypress Semiconductor Corp. (b)	414,970	9,718,597

Microsemi Corp. (b)	531,230	11,713,622

TriQuint Semiconductor, Inc. (b)	729,596	9,448,268

		45,095,598

Specialty Chemicals—1.98%

Cytec Industries, Inc.	197,581	11,102,076

Rockwood Holdings, Inc. (b)	249,159	13,103,272

Stepan Co.	62,590	4,201,667

		28,407,015

Specialty Stores—2.33%

Signet Jewelers Ltd. (Bermuda)(b)	215,319	9,906,827

Tractor Supply Co.	183,870	11,613,229

Vitamin Shoppe, Inc. (b)	293,479	11,953,400

		33,473,456

Systems Software—3.08%

Ariba, Inc. (b)	217,615	7,298,807

CommVault Systems, Inc. (b)	223,982	9,259,416

Fortinet, Inc. (b)	105,507	5,116,034

MICROS Systems, Inc. (b)	222,877	11,380,100

Rovi Corp. (b)	193,084	11,191,149

		44,245,506

Tires & Rubber—0.48%

Cooper Tire & Rubber Co.	287,355	6,942,497

Trading Companies & Distributors—1.21%

United Rentals, Inc. (b)	370,057	10,117,358

WESCO International, Inc. (b)	130,910	7,278,596

		17,395,954

Trucking—1.29%

Landstar System, Inc.	243,825	11,537,799

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Small Cap Growth Fund

	Shares	Value

Trucking—(continued)

Werner Enterprises, Inc.	278,956	$6,996,216

		18,534,015

Total Common Stocks & Other Equity Interests (Cost $1,049,704,497)		1,359,499,366

Money Market Funds—5.47%

Liquid Assets Portfolio — Institutional Class (d)	39,283,860	39,283,860

Premier Portfolio — Institutional Class (d)	39,283,860	39,283,860

Total Money Market Funds (Cost $78,567,720)		78,567,720

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.21% (Cost $1,128,272,217)		1,438,067,086

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—4.66%

Liquid Assets Portfolio — Institutional Class (Cost $66,828,280)(d)(e)	66,828,280	66,828,280

TOTAL INVESTMENTS—104.87% (Cost $1,195,100,497)		1,504,895,366

OTHER ASSETS LESS LIABILITIES—(4.87%)		(69,861,627)

NET ASSETS—100.00%		$1,435,033,739

Investment Abbreviations:
REIT          —Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at May 31, 2011.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen Small Cap Growth Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco Van Kampen Small Cap Growth Fund

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,504,895,366	$—	$—	$1,504,895,366

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2011 was $1,041,388,658 and $1,023,111,906, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$319,432,253

Aggregate unrealized (depreciation) of investment securities	(11,257,061)

Net unrealized appreciation of investment securities	$308,175,192

Cost of investments for tax purposes is $1,196,720,174.
Invesco Van Kampen Small Cap Growth Fund

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.